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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-04041
-----------------------------------------------------------------

                       GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, 3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period:   03/31/10
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                                 GEI U.S. EQUITY

              SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                NUMBER OF
                                                                                  SHARES       VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.7% +
Aerospace & Defense - 2.8%
CAE, Inc.                                                                          19,125     $ 186,999
Hexcel Corp.                                                                        5,857        84,575 (a)
Honeywell International Inc.                                                        7,622       345,048
ITT Corp.                                                                           3,215       172,356
Rockwell Collins, Inc.                                                              2,926       183,138
United Technologies Corp.                                                           2,816       207,286
                                                                                              1,179,402
BEVERAGES - 3.1%
Molson Coors Brewing Co. (Class B)                                                  2,214        93,121
PepsiCo, Inc.                                                                      18,153     1,201,002
                                                                                              1,294,123
BIOTECHNOLOGY - 4.4%
Amgen Inc.                                                                         18,779     1,122,233 (a)
Gilead Sciences, Inc.                                                              15,818       719,403 (a)
                                                                                              1,841,636

CAPITAL MARKETS - 5.8%
Ameriprise Financial, Inc.                                                          4,677       212,149
Morgan Stanley                                                                      3,675       107,641
State Street Corp.                                                                 15,942       719,622 (e)
The Bank of New York Mellon Corp.                                                   8,184       252,722
The Charles Schwab Corp.                                                           10,089       188,563
The Goldman Sachs Group, Inc                                                        5,623       959,452
                                                                                              2,440,149

CHEMICALS - 2.4%
Monsanto Co.                                                                        5,656       403,952
Potash Corp of Saskatchewan Inc.                                                    1,420       169,477
Praxair, Inc.                                                                       4,473       371,259
The Mosaic Company                                                                  1,034        62,836
                                                                                              1,007,524

COMMERCIAL BANKS - 0.6%
Regions Financial Corp.                                                            14,407       113,095
US Bancorp                                                                          4,594       118,893
                                                                                                231,988

COMMERCIAL SERVICES & SUPPLIES - 0.9%
Corrections Corporation of America                                                  7,199       142,972 (a)
Iron Mountain Inc.                                                                  8,946       245,120

                                                                                                388,092
COMMUNICATIONS EQUIPMENT - 5.8%
Cisco Systems, Inc.                                                                40,366     1,050,727 (a)
QUALCOMM Inc.                                                                      19,849       833,460
Research In Motion Ltd.                                                             7,520       556,104 (a)
                                                                                              2,440,291

COMPUTERS & PERIPHERALS - 4.4%
Apple Inc.                                                                          1,814       426,163 (a)
Hewlett-Packard Co.                                                                11,607       616,912
International Business Machines Corp.                                               6,281       805,538
                                                                                              1,848,613

CONSUMER FINANCE - 0.4%
Capital One Financial Corp.                                                         3,959       163,942

DIVERSIFIED FINANCIAL SERVICES - 5.4%
Bank of America Corp.                                                              53,347       952,244
CME Group Inc.                                                                      1,823       576,269
JPMorgan Chase & Co.                                                               16,198       724,860
                                                                                              2,253,373

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
AT&T Inc.                                                                           9,604       248,167
Verizon Communications Inc.                                                         4,176       129,540 (h)
                                                                                                377,707

ELECTRIC UTILITIES - 1.3%
Edison International                                                                5,846       199,758
Entergy Corp.                                                                       1,253       101,932
FPL Group, Inc.                                                                     1,625        78,536
Northeast Utilities                                                                 6,425       177,587
                                                                                                557,813

ELECTRICAL EQUIPMENT - 0.5%
ABB Ltd. ADR                                                                       10,022       218,880

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
Corning Inc.                                                                        7,642       154,445

ENERGY EQUIPMENT & SERVICES - 3.9%
Halliburton Co.                                                                     6,389       192,501
National Oilwell Varco, Inc.                                                        1,461        59,287
Schlumberger Ltd.                                                                  13,388       849,602
Transocean Ltd.                                                                     6,341       547,736 (a)
                                                                                              1,649,126

FOOD & STAPLES RETAILING - 0.1%
Safeway Inc.                                                                        1,587        39,453

FOOD PRODUCTS - 1.5%
Archer-Daniels-Midland Co.                                                          3,758       108,606
Kraft Foods Inc. (Class A)                                                          8,627       260,880
McCormick & Company Inc.                                                            4,969       190,611
Nestle S.A. ADR                                                                     1,587        81,254
                                                                                                641,351

HEALTHCARE EQUIPMENT & SUPPLIES - 4.7%
Baxter International Inc.                                                           8,171       475,552
Becton Dickinson & Co.                                                              2,004       157,775
Covidien PLC                                                                       12,835       645,344
Hologic, Inc.                                                                       7,130       132,190 (a)
Medtronic, Inc.                                                                     6,149       276,889
ResMed, Inc.                                                                        4,313       274,522 (a)
                                                                                              1,962,272

HEALTHCARE PROVIDERS & SERVICES - 2.5%
Cardinal Health, Inc.                                                               4,593       165,486
Express Scripts, Inc.                                                               5,002       509,004 (a)
McKesson Corp.                                                                      1,002        65,851
Omnicare, Inc.                                                                      3,759       106,342
UnitedHealth Group, Inc.                                                            5,937       193,962 (a)
                                                                                              1,040,645

HOTELS RESTAURANTS & LEISURE - 0.5%
Carnival Corp.                                                                      4,917       191,173

HOUSEHOLD DURABLES - 0.1%
MDC Holdings, Inc.                                                                    907        31,391

HOUSEHOLD PRODUCTS - 2.5%
Clorox Co.                                                                          2,881       184,787
Kimberly-Clark Corp.                                                                1,462        91,931
The Procter & Gamble Co.                                                           12,038       761,644
                                                                                              1,038,362

INDUSTRIAL CONGLOMERATES - 0.5%
Siemens AG ADR                                                                        614        61,382
Textron, Inc.                                                                       7,271       154,363
                                                                                                215,745

INSURANCE - 2.9%
ACE Ltd.                                                                            4,176       218,405
AFLAC Inc.                                                                          4,355       236,433
AON Corp.                                                                           2,756       117,709
MetLife, Inc.                                                                       1,545        66,960
PartnerRe Ltd.                                                                      1,198        95,505
Principal Financial Group, Inc.                                                     4,760       139,040
Prudential Financial, Inc.                                                          5,486       331,903
                                                                                              1,205,955

INTERNET SOFTWARE & SERVICES - 1.6%
Baidu, Inc ADR                                                                        549       327,753 (a)
Google Inc. (Class A)                                                                 597       338,505 (a)
                                                                                                666,258

IT SERVICES - 3.1%
Accenture PLC                                                                       1,259        52,815
Cognizant Technology Solutions Corp. (Class A)                                      2,188       111,544 (a)
Paychex, Inc.                                                                       3,545       108,831
The Western Union Co.                                                              31,295       530,763
Visa, Inc. (Class A)                                                                5,550       505,217
                                                                                              1,309,170

LIFE SCIENCES TOOLS & SERVICES - 0.8%
Life Technologies Corp.                                                             2,364       123,566 (a)
Thermo Fisher Scientific, Inc.                                                      4,454       229,114 (a)
                                                                                                352,680

MACHINERY - 1.3%
Cummins Inc.                                                                        1,684       104,324
Deere & Co.                                                                         3,257       193,661
Eaton Corp.                                                                         2,297       174,044
Navistar International Corp.                                                        1,569        70,181 (a)
                                                                                                542,210

MEDIA - 3.8%
DIRECTV  (Class A)                                                                  6,776       229,097 (a)
Liberty Global, Inc. (Series C)                                                     6,214       179,522 (a)
Omnicom Group Inc.                                                                 14,894       578,036
The Walt Disney Co.                                                                 4,593       160,342
Time Warner Inc.                                                                   13,571       424,365
                                                                                              1,571,362

METALS & MINING - 1.6%
Allegheny Technologies Inc.                                                         6,797       366,970
Barrick Gold Corp.                                                                  2,505        96,042
Freeport-McMoRan Copper & Gold Inc.                                                 2,380       198,825
                                                                                                661,837

MULTILINE RETAIL - 1.0%
Kohl's Corp.                                                                        1,447        79,267 (a)
Target Corp.                                                                        6,864       361,046
                                                                                                440,313

MULTI-UTILITIES - 0.6%
Dominion Resources, Inc.                                                            5,846       240,329

OIL, GAS & CONSUMABLE FUELS - 6.8%
Apache Corp.                                                                        2,750       279,125
Chesapeake Energy Corp.                                                             1,336        31,583
Chevron Corp.                                                                       6,626       502,450
Devon Energy Corp.                                                                  3,256       209,784
Exxon Mobil Corp.                                                                   9,529       638,252 (h)
Hess Corp.                                                                            835        52,229
Marathon Oil Corp.                                                                  9,062       286,722
Occidental Petroleum Corp.                                                          3,816       322,605
Southwestern Energy Co.                                                             4,163       169,517 (a)
Suncor Energy Inc.                                                                 10,194       331,713
                                                                                              2,823,980

PAPER & FOREST PRODUCTS - 0.2%
Weyerhaeuser Co.                                                                    1,670        75,601

PERSONAL PRODUCTS - 0.4%
Avon Products, Inc.                                                                 4,965       168,165

PHARMACEUTICALS - 2.8%
Abbott Laboratories                                                                 2,297       121,006
Bristol-Myers Squibb Co.                                                           16,080       429,336

Johnson & Johnson                                                                   5,011       326,717
Merck & Company Inc.                                                                  648        24,203
Pfizer Inc.                                                                        14,615       250,647
                                                                                              1,151,909

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
CB Richard Ellis Group, Inc. (Class A)                                              9,405       149,069 (a)

ROAD & RAIL - 0.8%
Union Pacific Corp.                                                                 4,587       336,227

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
Intel Corp.                                                                        27,189       605,227
Kla-Tencor Corp.                                                                      752        23,252
Microchip Technology Inc.                                                           2,297        64,684
Nvidia Corp.                                                                        1,670        29,025 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                 9,604       100,746
Texas Instruments Inc.                                                              4,969       121,591
                                                                                                944,525

SOFTWARE - 4.1%
Intuit, Inc.                                                                        5,156       177,057 (a)
Microsoft Corp.                                                                    45,340     1,327,102 (h)
Oracle Corp.                                                                        7,558       194,165
                                                                                              1,698,324

SPECIALTY RETAIL - 2.6%
Bed Bath & Beyond, Inc.                                                             8,738       382,375 (a)
Lowe's Companies, Inc.                                                             28,513       691,155
                                                                                              1,073,530

TEXTILES APPAREL & LUXURY GOODS - 0.1%
NIKE, Inc. (Class B)                                                                  334        24,549

TOBACCO - 0.9%
Altria Group, Inc.                                                                  1,294        26,553
Philip Morris International Inc.                                                    6,478       337,892
                                                                                                364,445

WIRELESS TELECOMMUNICATION SERVICES - 2.2%
American Tower Corp. (Class A)                                                      5,122       218,248 (a)
NII Holdings, Inc.                                                                 16,938       705,637 (a)
                                                                                                923,885

TOTAL COMMON STOCK                                                                           39,931,819
 (COST $34,888,508)

EXCHANGE TRADED FUNDS - 1.8%

Financial Select Sector SPDR Fund                                                   9,610       153,472 (n)
Industrial Select Sector SPDR Fund                                                 19,524       609,735 (n)

TOTAL EXCHANGE TRADED FUNDS                                                                     763,207
 (COST $849,006)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                                               9,125 (k)
 (COST $10,993)

TOTAL INVESTMENTS IN SECURITIES                                                              40,704,151
 (COST $35,748,507)

SHORT-TERM INVESTMENTS - 2.7%

GE Money Market Fund Institutional Class
 0.00%                                                                                        1,109,280 (d,k)
(COST $1,109,280)

TOTAL INVESTMENTS                                                                            41,813,431
 (COST $36,857,787)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.2)%                                             (96,509)

                                                                                             ----------
NET ASSETS  - 100.0%                                                                        $41,716,922
                                                                                             ==========

OTHER INFORMATION

The GEI U.S. Equity Fund had the following long futures contracts open at March 31, 2010 (unaudited)

                                                        CURRENT
                              EXPIRATION   NUMBER OF    NOTIONAL   UNREALIZED
          DESCRIPTION            DATE      CONTRACTS     VALUE    APPRECIATION
------------------------------------------------------------------------------
S&P 500 Emini Index Futures    June 2010      10        $582,600     $ 4,257

                                GEI S&P 500 INDEX

              SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.


                                                                                NUMBER OF
                                                                                  SHARES       VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.4% +

Aerospace & Defense - 2.9%
Boeing Co.                                                                         15,986   $ 1,160,743 (h)
General Dynamics Corp.                                                              8,167       630,492
Goodrich Corp.                                                                      2,584       182,224
Honeywell International Inc.                                                       15,943       721,740
ITT Corp.                                                                           3,726       199,751
L-3 Communications Holdings, Inc.                                                   2,500       229,075
Lockheed Martin Corp.                                                               6,552       545,257
Northrop Grumman Corp.                                                              6,322       414,534
Precision Castparts Corp.                                                           3,000       380,130
Raytheon Co.                                                                        7,869       449,477
Rockwell Collins, Inc.                                                              3,268       204,544
United Technologies Corp.                                                          19,772     1,455,417 (h)
                                                                                              6,573,384

AIR FREIGHT & LOGISTICS - 1.0%
CH Robinson Worldwide, Inc.                                                         3,400       189,890
Expeditors International of Washington, Inc.                                        4,500       166,140
FedEx Corp.                                                                         6,611       617,467
United Parcel Service, Inc. (Class B)                                              20,796     1,339,470
                                                                                              2,312,967

AIRLINES - 0.1%
Southwest Airlines Co.                                                             15,349       202,914

AUTO COMPONENTS - 0.2%
Johnson Controls, Inc.                                                             14,246       469,976
The Goodyear Tire & Rubber Co.                                                      5,519        69,760 (a)
                                                                                                539,736

AUTOMOBILES - 0.5%
Ford Motor Co.                                                                     70,027       880,239 (a)
Harley-Davidson, Inc.                                                               5,100       143,157
                                                                                              1,023,396

BEVERAGES - 2.5%
Brown-Forman Corp. (Class B)                                                        2,347       139,529
Coca-Cola Enterprises, Inc.                                                         6,518       180,288
Constellation Brands, Inc. (Class A)                                                4,400        72,336 (a)
Dr Pepper Snapple Group, Inc.                                                       5,500       193,435
Molson Coors Brewing Co. (Class B)                                                  3,298       138,714
PepsiCo, Inc.                                                                      34,249     2,265,914 (h)
The Coca-Cola Co.                                                                  48,502     2,667,610 (h)
                                                                                              5,657,826

BIOTECHNOLOGY - 1.5%
Amgen Inc.                                                                         20,522     1,226,395 (a,h)
Biogen Idec Inc.                                                                    5,600       321,216 (a)
Celgene Corp.                                                                       9,763       604,915 (a)
Cephalon, Inc.                                                                      1,500       101,670 (a)
Genzyme Corp.                                                                       5,700       295,431 (a)
Gilead Sciences, Inc.                                                              19,049       866,349 (a)
                                                                                              3,415,976

BUILDING PRODUCTS - 0.1%
Masco Corp.                                                                         7,990       124,005

CAPITAL MARKETS - 2.7%
Ameriprise Financial, Inc.                                                          5,504       249,661
E*Trade Financial Corp.                                                            34,400        56,760 (a)
Federated Investors, Inc. (Class B)                                                 2,100        55,398
Franklin Resources, Inc.                                                            3,100       343,790
Invesco Ltd.                                                                        9,200       201,572
Janus Capital Group, Inc.                                                           4,300        61,447
Legg Mason, Inc.                                                                    3,400        97,478
Morgan Stanley                                                                     28,996       849,293
Northern Trust Corp.                                                                5,000       276,300
State Street Corp.                                                                 10,300       464,942 (e)
T Rowe Price Group, Inc.                                                            5,400       296,622
The Bank of New York Mellon Corp.                                                  25,203       778,269
The Charles Schwab Corp.                                                           20,011       374,006
The Goldman Sachs Group, Inc                                                       11,099     1,893,822
                                                                                              5,999,360

CHEMICALS - 1.8%
Air Products & Chemicals, Inc.                                                      4,432       327,746 (h)
Airgas Inc.                                                                         1,700       108,154
CF Industries Holdings, Inc.                                                          970        88,445
Eastman Chemical Co.                                                                1,559        99,277
Ecolab Inc.                                                                         4,952       217,640
EI Du Pont de Nemours & Co.                                                        18,961       706,108
FMC Corp.                                                                           1,600        96,864
International Flavors & Fragrances Inc.                                             1,547        73,745
Monsanto Co.                                                                       11,423       815,831 (h)
PPG Industries, Inc.                                                                3,537       231,320
Praxair, Inc.                                                                       6,465       536,595
Sigma-Aldrich Corp.                                                                 2,682       143,916
The Dow Chemical Co.                                                               24,394       721,331
                                                                                              4,166,972

COMMERCIAL BANKS - 3.1%
BB&T Corp.                                                                         14,600       472,894
Comerica Inc.                                                                       3,356       127,662
Fifth Third Bancorp                                                                16,316       221,734
First Horizon National Corp.                                                        5,035        70,745 (a)
Huntington Bancshares Inc.                                                         15,934        85,566
Keycorp                                                                            18,628       144,367
M&T Bank Corp.                                                                      1,800       142,884
Marshall & Ilsley Corp.                                                            11,698        94,169
PNC Financial Services Group, Inc.                                                 10,804       644,999
Regions Financial Corp.                                                            25,368       199,139

SunTrust Banks, Inc.                                                               10,729       287,430
US Bancorp                                                                         40,309     1,043,197
Wells Fargo & Co.                                                                 109,002     3,392,142
Zions Bancorporation                                                                2,500        54,550
                                                                                              6,981,478

COMMERCIAL SERVICES & SUPPLIES - 0.5%
Avery Dennison Corp.                                                                2,355        85,746
Cintas Corp.                                                                        2,800        78,652
Iron Mountain Inc.                                                                  4,000       109,600
Pitney Bowes Inc.                                                                   4,632       113,252
Republic Services, Inc.                                                             7,050       204,591
RR Donnelley & Sons Co.                                                             4,399        93,919
Stericycle, Inc.                                                                    1,800        98,100 (a)
Waste Management, Inc.                                                             10,303       354,732
                                                                                              1,138,592

COMMUNICATIONS EQUIPMENT - 2.5%
Cisco Systems, Inc.                                                               120,464     3,135,678 (a,h)
Harris Corp.                                                                        2,800       132,972
JDS Uniphase Corp.                                                                  4,450        55,758 (a)
Juniper Networks, Inc.                                                             11,000       337,480 (a)
Motorola, Inc.                                                                     47,850       335,907 (a)
QUALCOMM Inc.                                                                      35,329     1,483,465
Tellabs, Inc.                                                                       7,652        57,926
                                                                                              5,539,186

COMPUTERS & PERIPHERALS - 5.7%
Apple Inc.                                                                         19,099     4,486,928 (a)
Dell Inc.                                                                          36,628       549,786 (a,h)
EMC Corp.                                                                          43,514       784,993 (a)
Hewlett-Packard Co.                                                                49,449     2,628,214
International Business Machines Corp.                                              27,330     3,505,072
Lexmark International, Inc. (Class A)                                               1,700        61,336 (a)
NetApp, Inc.                                                                        7,200       234,432 (a)
QLogic Corp.                                                                        2,200        44,660 (a)
SanDisk Corp.                                                                       4,900       169,687 (a)
Teradata Corp.                                                                      3,300        95,337 (a)
Western Digital Corp.                                                               4,900       191,051 (a)
                                                                                             12,751,496

CONSTRUCTION & ENGINEERING - 0.2%
Fluor Corp.                                                                         3,778       175,715
Jacobs Engineering Group, Inc.                                                      2,600       117,494 (a)
Quanta Services, Inc.                                                               4,700        90,052 (a)
                                                                                                383,261

CONSTRUCTION MATERIALS - 0.1%
Vulcan Materials Co.                                                                2,700       127,548

CONSUMER FINANCE - 0.8%
American Express Co.                                                               25,191     1,039,381 (h)
Capital One Financial Corp.                                                         9,425       390,289
Discover Financial Services                                                        11,098       165,360
SLM Corp.                                                                          10,200       127,704 (a)
                                                                                              1,722,734

CONTAINERS & PACKAGING - 0.2%
Ball Corp.                                                                          2,016       107,614
Bemis Company Inc.                                                                  2,362        67,837
Owens-Illinois, Inc.                                                                3,500       124,390 (a)
Pactiv Corp.                                                                        2,948        74,231 (a)
Sealed Air Corp.                                                                    3,414        71,967
                                                                                                446,039

DISTRIBUTORS - 0.1%
Genuine Parts Co.                                                                   3,396       143,447

DIVERSIFIED CONSUMER SERVICES - 0.2%
Apollo Group, Inc. (Class A)                                                        2,700       165,483 (a)
DeVry, Inc.                                                                         1,400        91,280
H&R Block Inc.                                                                      7,092       126,238
                                                                                                383,001

DIVERSIFIED FINANCIAL SERVICES - 4.5%
Bank of America Corp.                                                             211,029     3,766,868
Citigroup Inc.                                                                    412,206     1,669,434 (a,h)
CME Group Inc.                                                                      1,361       430,226
IntercontinentalExchange, Inc.                                                      1,600       179,488 (a)
JPMorgan Chase & Co.                                                               83,550     3,738,862 (h)
Leucadia National Corp.                                                             4,200       104,202 (a)
Moody's Corp.                                                                       4,084       121,499
NYSE Euronext                                                                       5,300       156,933
The NASDAQ OMX Group Inc.                                                           3,300        69,696 (a)
                                                                                             10,237,208

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc.                                                                         124,180     3,208,811
CenturyTel, Inc.                                                                    6,300       223,398
Frontier Communications Corp.                                                       6,900        51,336
Qwest Communications International Inc.                                            31,448       164,159
Verizon Communications Inc.                                                        59,567     1,847,768
Windstream Corp.                                                                    9,643       105,012
                                                                                              5,600,484

ELECTRIC UTILITIES - 1.8%
Allegheny Energy, Inc.                                                              3,800        87,400
American Electric Power Comapny Inc.                                               10,125       346,073 (h)
Duke Energy Corp.                                                                  27,709       452,211
Edison International                                                                7,042       240,625
Entergy Corp.                                                                       3,985       324,180
Exelon Corp.                                                                       13,752       602,475
FirstEnergy Corp.                                                                   6,320       247,049
FPL Group, Inc.                                                                     8,662       418,634
Northeast Utilities                                                                 3,500        96,740
Pepco Holdings, Inc.                                                                4,600        78,890
Pinnacle West Capital Corp.                                                         2,200        83,006
PPL Corp.                                                                           7,944       220,128
Progress Energy, Inc.                                                               5,956       234,428
The Southern Co.                                                                   17,058       565,643
                                                                                              3,997,482

ELECTRICAL EQUIPMENT - 0.5%
Emerson Electric Co.                                                               15,738       792,251

First Solar, Inc.                                                                   1,010       123,876 (a)
Rockwell Automation, Inc.                                                           3,068       172,912
Roper Industries Inc.                                                               2,000       115,680
                                                                                              1,204,719

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
Agilent Technologies, Inc.                                                          7,185       247,092 (a)
Amphenol Corp. (Class A)                                                            3,600       151,884
Corning Inc.                                                                       32,639       659,634
FLIR Systems, Inc.                                                                  3,200        90,240 (a)
Jabil Circuit, Inc.                                                                 3,900        63,141
Molex Inc.                                                                          2,950        61,537
                                                                                              1,273,528

ENERGY EQUIPMENT & SERVICES - 1.8%
Baker Hughes Inc.                                                                   6,550       306,802
BJ Services Co.                                                                     6,200       132,680
Cameron International Corp.                                                         5,200       222,872 (a)
Diamond Offshore Drilling, Inc.                                                     1,500       133,215
FMC Technologies, Inc.                                                              2,543       164,354 (a)
Halliburton Co.                                                                    19,191       578,225
Helmerich & Payne, Inc.                                                             2,200        83,776
Nabors Industries Ltd.                                                              6,000       117,780 (a)
National Oilwell Varco, Inc.                                                        8,900       361,162
Rowan Companies, Inc.                                                               2,177        63,372 (a)
Schlumberger Ltd.                                                                  25,133     1,594,940
Smith International, Inc.                                                           5,200       222,664
                                                                                              3,981,842

FOOD & STAPLES RETAILING - 2.6%
Costco Wholesale Corp.                                                              9,317       556,318
CVS Caremark Corp.                                                                 29,127     1,064,883
Safeway Inc.                                                                        7,900       196,394
SUPERVALU, Inc.                                                                     4,613        76,945
Sysco Corp.                                                                        12,544       370,048
The Kroger Co.                                                                     13,966       302,504
Walgreen Co.                                                                       20,613       764,536
Wal-Mart Stores, Inc.                                                              44,887     2,495,717
Whole Foods Market, Inc.                                                            3,100       112,065 (a)
                                                                                              5,939,410

FOOD PRODUCTS - 1.8%
Archer-Daniels-Midland Co.                                                         13,586       392,635
Campbell Soup Co.                                                                   4,015       141,930
ConAgra Foods, Inc.                                                                 9,168       229,842
Dean Foods Co.                                                                      3,700        58,053 (a)
General Mills, Inc.                                                                 6,981       494,185
HJ Heinz Co.                                                                        6,597       300,889
Hormel Foods Corp.                                                                  1,400        58,814
Kellogg Co.                                                                         5,390       287,988
Kraft Foods Inc. (Class A)                                                         36,390     1,100,434
McCormick & Company Inc.                                                            2,900       111,244
Mead Johnson Nutrition Co. (Class A)                                                4,250       221,127
Sara Lee Corp.                                                                     14,757       205,565
The Hershey Co.                                                                     3,484       149,150
The JM Smucker Co.                                                                  2,617       157,700
Tyson Foods, Inc. (Class A)                                                         6,300       120,645

                                                                                              4,030,201

GAS UTILITIES - 0.2%
EQT CORP.                                                                           2,914       119,474
Nicor Inc.                                                                            843        35,339
Oneok Inc.                                                                          2,200       100,430
Questar Corp.                                                                       3,700       159,840
                                                                                                415,083

HEALTHCARE EQUIPMENT & SUPPLIES - 1.9%
Baxter International Inc.                                                          12,729       740,828 (h)
Becton Dickinson & Co.                                                              4,988       392,705
Boston Scientific Corp.                                                            31,743       229,184 (a)
CareFusion Corp.                                                                    3,875       102,416 (a)
CR Bard, Inc.                                                                       1,902       164,751
DENTSPLY International Inc.                                                         2,900       101,065
Hospira, Inc.                                                                       3,439       194,819 (a)
Intuitive Surgical, Inc.                                                              820       285,467 (a)
Medtronic, Inc.                                                                    23,132     1,041,634
St Jude Medical, Inc.                                                               6,992       287,022 (a)
Stryker Corp.                                                                       5,952       340,573
Varian Medical Systems, Inc.                                                        2,700       149,391 (a)
Zimmer Holdings, Inc.                                                               4,400       260,480 (a)
                                                                                              4,290,335

HEALTHCARE PROVIDERS & SERVICES - 2.1%
Aetna Inc.                                                                          9,108       319,782
AmerisourceBergen Corp.                                                             6,161       178,176
Cardinal Health, Inc.                                                               7,651       275,666
CIGNA Corp.                                                                         5,789       211,762
Coventry Health Care, Inc.                                                          3,100        76,632 (a)
DaVita Inc.                                                                         2,100       133,140 (a)
Express Scripts, Inc.                                                               5,800       590,208 (a)
Humana Inc.                                                                         3,627       169,635 (a)
Laboratory Corporation of America Holdings                                          2,200       166,562 (a)
McKesson Corp.                                                                      5,702       374,735
Medco Health Solutions, Inc.                                                        9,866       636,949 (a)
Patterson Companies, Inc.                                                           2,100        65,205
Quest Diagnostics Inc.                                                              3,100       180,699
Tenet Healthcare Corp.                                                             10,095        57,743 (a)
UnitedHealth Group, Inc.                                                           24,176       789,830 (a)
WellPoint, Inc.                                                                     9,400       605,172 (a)
                                                                                              4,831,896

HOTELS RESTAURANTS & LEISURE - 1.5%
Carnival Corp.                                                                      9,100       353,808
Darden Restaurants, Inc.                                                            3,029       134,912
International Game Technology                                                       6,300       116,235
Marriott International, Inc. (Class A)                                              5,214       164,345
McDonald's Corp.                                                                   22,590     1,507,205
Starbucks Corp.                                                                    15,698       380,990 (a)
Starwood Hotels & Resorts Worldwide, Inc.                                           3,900       181,896
Wyndham Worldwide Corp.                                                             3,849        99,035
Wynn Resorts Ltd.                                                                   1,500       113,745
Yum! Brands, Inc.                                                                   9,929       380,579
                                                                                              3,432,750

HOUSEHOLD DURABLES - 0.4%
DR Horton, Inc.                                                                     5,600        70,560
Fortune Brands, Inc.                                                                3,141       152,370
Harman International Industries, Inc.                                               1,200        56,136
Leggett & Platt, Inc.                                                               3,300        71,412
Lennar Corp. (Class A)                                                              3,200        55,072
Newell Rubbermaid Inc.                                                              5,856        89,011
Pulte Homes, Inc.                                                                   6,435        72,394 (a)
Stanley Black & Decker, Inc.                                                        3,392       194,735
Whirlpool Corp.                                                                     1,643       143,352
                                                                                                905,042

HOUSEHOLD PRODUCTS - 2.4%
Clorox Co.                                                                          2,984       191,394
Colgate-Palmolive Co.                                                              10,372       884,317
Kimberly-Clark Corp.                                                                8,836       555,608 (h)
The Procter & Gamble Co.                                                           61,173     3,870,416
                                                                                              5,501,735

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
Constellation Energy Group, Inc.                                                    4,203       147,567
NRG Energy, Inc.                                                                    5,600       117,040 (a)
The AES Corp.                                                                      14,600       160,600 (a)
                                                                                                425,207

INDUSTRIAL CONGLOMERATES - 2.4%
General Electric Co.                                                              224,562     4,087,028 (l)
Textron, Inc.                                                                       5,725       121,542
3M Co.                                                                             14,980     1,251,879
                                                                                              5,460,449

INSURANCE - 3.8%
AFLAC Inc.                                                                          9,900       537,471
American International Group, Inc.                                                  3,025       103,273 (a)
AON Corp.                                                                           5,436       232,172
Assurant, Inc.                                                                      2,500        85,950
Berkshire Hathaway Inc.                                                            34,769     2,825,677 (a)
Chubb Corp.                                                                         6,794       352,269
Cincinnati Financial Corp.                                                          3,592       103,809
Genworth Financial, Inc. (Class A)                                                 10,400       190,736 (a)
Hartford Financial Services Group, Inc.                                             8,304       236,000
Lincoln National Corp.                                                              6,542       200,839
Loews Corp.                                                                         7,466       278,332
Marsh & McLennan Companies, Inc.                                                   11,353       277,240
MetLife, Inc.                                                                      17,373       752,946
Principal Financial Group, Inc.                                                     6,800       198,628
Prudential Financial, Inc.                                                          9,700       586,850
The Allstate Corp.                                                                 11,386       367,882 (h)
The Progressive Corp.                                                              14,173       270,563
The Travelers Companies, Inc.                                                      10,899       587,892
Torchmark Corp.                                                                     1,872       100,171
Unum Group                                                                          7,189       178,072
XL Capital Ltd.                                                                     7,200       136,080
                                                                                              8,602,852

INTERNET & CATALOG RETAIL - 0.6%
Amazon.com, Inc.                                                                    7,100       963,683 (a)

Expedia, Inc.                                                                       4,700       117,312
priceline.com Inc.                                                                    970       247,350 (a)
                                                                                              1,328,345

INTERNET SOFTWARE & SERVICES - 1.9%
Akamai Technologies, Inc.                                                           3,800       119,358 (a)
eBay Inc.                                                                          23,900       644,105 (a)
Google Inc. (Class A)                                                               5,099     2,891,184 (a)
Monster Worldwide, Inc.                                                             2,700        44,847 (a)
VeriSign, Inc.                                                                      4,062       105,653 (a)
Yahoo! Inc.                                                                        25,189       416,374 (a)
                                                                                              4,221,521

IT SERVICES - 1.4%
Automatic Data Processing, Inc.                                                    10,680       474,940
Cognizant Technology Solutions Corp. (Class A)                                      6,200       316,076 (a)
Computer Sciences Corp.                                                             3,082       167,938 (a)
Fidelity National Information Services, Inc.                                        6,700       157,048
Fiserv, Inc.                                                                        3,278       166,391 (a)
Mastercard Inc. (Class A)                                                           2,000       508,000
Paychex, Inc.                                                                       6,725       206,457
SAIC, Inc.                                                                          6,100       107,970 (a)
The Western Union Co.                                                              14,024       237,847
Total System Services, Inc.                                                         4,402        68,935
Visa, Inc. (Class A)                                                                9,400       855,682
                                                                                              3,267,284

LEISURE EQUIPMENT & PRODUCTS - 0.1%
Eastman Kodak Co.                                                                   6,475        37,490
Hasbro, Inc.                                                                        2,596        99,375
Mattel, Inc.                                                                        7,651       173,984
                                                                                                310,849

LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Technologies Corp.                                                             3,803       198,783 (a)
Millipore Corp.                                                                     1,145       120,912 (a)
PerkinElmer, Inc.                                                                   2,310        55,209
Thermo Fisher Scientific, Inc.                                                      8,528       438,680 (a)
Waters Corp.                                                                        1,900       128,326 (a)
                                                                                                941,910

MACHINERY - 1.7%
Caterpillar Inc.                                                                   13,232       831,631
Cummins Inc.                                                                        4,256       263,659
Danaher Corp.                                                                       5,500       439,505
Deere & Co.                                                                         8,940       531,572
Dover Corp.                                                                         3,858       180,362
Eaton Corp.                                                                         3,500       265,195
Flowserve Corp.                                                                     1,200       132,324
Illinois Tool Works Inc.                                                            8,227       389,631
PACCAR Inc.                                                                         7,803       338,182
Pall Corp.                                                                          2,478       100,334
Parker Hannifin Corp.                                                               3,372       218,303
Snap-On Inc.                                                                        1,309        56,732
                                                                                              3,747,430

MEDIA - 3.0%
CBS Corp. (Class B)                                                                14,109       196,679
Comcast Corp. (Class A)                                                            59,458     1,119,000
DIRECTV  (Class A)                                                                 19,500       659,295 (a)
Discovery Communications, Inc. (Series A)                                           6,000       202,740 (a)
Gannett Company Inc.                                                                4,808        79,428
Interpublic Group of Companies, Inc.                                                9,830        81,786 (a)
Meredith Corp.                                                                        598        20,577
News Corp. (Class A)                                                               47,000       677,270
Omnicom Group Inc.                                                                  6,580       255,370
Scripps Networks Interactive, Inc. (Class A)                                        1,900        84,265
The McGraw-Hill Companies, Inc.                                                     6,721       239,604
The New York Times Co. (Class A)                                                    2,788        31,030 (a)
The Walt Disney Co.                                                                40,620     1,418,044
The Washington Post Co. (Class B)                                                     140        62,185
Time Warner Cable Inc.                                                              7,396       394,281
Time Warner Inc.                                                                   24,338       761,049
Viacom, Inc. (Class B)                                                             12,813       440,511 (a)
                                                                                              6,723,114

METALS & MINING - 1.1%
AK Steel Holding Corp.                                                              2,300        52,578
Alcoa Inc.                                                                         20,940       298,186 (h)
Allegheny Technologies Inc.                                                         2,151       116,132
Cliffs Natural Resources Inc.                                                       2,700       191,565
Freeport-McMoRan Copper & Gold Inc.                                                 8,955       748,101
Newmont Mining Corp.                                                               10,328       526,005
Nucor Corp.                                                                         6,636       301,142
Titanium Metals Corp.                                                               1,600        26,544 (a)
United States Steel Corp.                                                           2,965       188,337
                                                                                              2,448,590

MULTILINE RETAIL - 0.9%
Big Lots, Inc.                                                                      1,800        65,556 (a)
Family Dollar Stores, Inc.                                                          3,000       109,830
JC Penney Company Inc.                                                              4,787       153,998
Kohl's Corp.                                                                        6,300       345,114 (a)
Macy's, Inc.                                                                        9,030       196,583
Nordstrom, Inc.                                                                     3,592       146,733
Sears Holdings Corp.                                                                1,019       110,490 (a)
Target Corp.                                                                       15,749       828,397
                                                                                              1,956,701

MULTI-UTILITIES - 1.2%
Ameren Corp.                                                                        5,042       131,495
Centerpoint Energy, Inc.                                                            8,618       123,754
CMS Energy Corp.                                                                    4,700        72,662
Consolidated Edison, Inc.                                                           5,907       263,098
Dominion Resources, Inc.                                                           12,500       513,875
DTE Energy Co.                                                                      3,366       150,124
Integrys Energy Group, Inc.                                                         1,531        72,539
NiSource Inc.                                                                       5,815        91,877
PG&E Corp.                                                                          7,954       337,409
Public Service Enterprise Group Inc.                                               10,692       315,628
SCANA Corp.                                                                         2,400        90,216
Sempra Energy                                                                       5,175       258,232
TECO Energy, Inc.                                                                   4,400        69,916
Wisconsin Energy Corp.                                                              2,400       118,584

Xcel Energy, Inc.                                                                   9,580       203,096
                                                                                              2,812,505

OFFICE ELECTRONICS - 0.1%
Xerox Corp.                                                                        28,447       277,358

OIL, GAS & CONSUMABLE FUELS - 8.9%
Anadarko Petroleum Corp.                                                           10,456       761,510
Apache Corp.                                                                        7,048       715,372
Cabot Oil & Gas Corp.                                                               2,300        84,640
Chesapeake Energy Corp.                                                            13,600       321,504
Chevron Corp.                                                                      42,258     3,204,424
ConocoPhillips                                                                     31,219     1,597,476
Consol Energy Inc.                                                                  3,900       166,374
Denbury Resources, Inc.                                                             8,400       141,708 (a)
Devon Energy Corp.                                                                  9,492       611,570
El Paso Corp.                                                                      15,182       164,573
EOG Resources, Inc.                                                                 5,300       492,582
Exxon Mobil Corp.                                                                  99,260     6,648,435 (h)
Hess Corp.                                                                          6,070       379,678 (h)
Marathon Oil Corp.                                                                 15,042       475,929
Massey Energy Co.                                                                   1,800        94,122
Murphy Oil Corp.                                                                    4,000       224,760
Noble Energy, Inc.                                                                  3,600       262,800
Occidental Petroleum Corp.                                                         16,979     1,435,405
Peabody Energy Corp.                                                                5,779       264,100
Pioneer Natural Resources Co.                                                       2,300       129,536
Range Resources Corp.                                                               3,200       149,984
Southwestern Energy Co.                                                             7,200       293,184 (a)
Spectra Energy Corp.                                                               13,477       303,637
Sunoco, Inc.                                                                        2,376        70,591
Tesoro Corp.                                                                        3,300        45,870
The Williams Companies Inc.                                                        12,486       288,427
Valero Energy Corp.                                                                11,800       232,460
XTO Energy Inc.                                                                    12,341       582,248
                                                                                             20,142,899

PAPER & FOREST PRODUCTS - 0.2%
International Paper Co.                                                             9,075       223,336
MeadWestvaco Corp.                                                                  3,800        97,090
Weyerhaeuser Co.                                                                    4,366       197,649
                                                                                                518,075

PERSONAL PRODUCTS - 0.2%
Avon Products, Inc.                                                                 9,128       309,165
The Estee Lauder Companies Inc. (Class A)                                           2,400       155,688
                                                                                                464,853

PHARMACEUTICALS - 6.0%
Abbott Laboratories                                                                32,504     1,712,311 (h)
Allergan, Inc.                                                                      6,555       428,173
Bristol-Myers Squibb Co.                                                           36,218       967,021 (h)
Eli Lilly & Co.                                                                    21,143       765,799
Forest Laboratories, Inc.                                                           6,500       203,840 (a)
Johnson & Johnson                                                                  57,886     3,774,167
King Pharmaceuticals, Inc.                                                          5,733        67,420 (a)
Merck & Company Inc.                                                               65,445     2,444,371

Mylan Inc.                                                                          6,165       140,007 (a)
Pfizer Inc.                                                                       169,714     2,910,595
Watson Pharmaceuticals, Inc.                                                        2,300        96,071 (a)
                                                                                             13,509,775

PROFESSIONAL SERVICES - 0.1%
Dun & Bradstreet Corp.                                                              1,100        81,862
Equifax Inc.                                                                        2,600        93,080
Robert Half International Inc.                                                      3,200        97,376
                                                                                                272,318

REAL ESTATE INVESTMENT TRUSTS (REIT'S) - 1.2%
Apartment Investment & Management Co. (Class A) (REIT)                              2,431        44,755
AvalonBay Communities, Inc. (REIT)                                                  1,701       146,881
Boston Properties, Inc. (REIT)                                                      2,900       218,776
Equity Residential (REIT)                                                           5,700       223,155
HCP, Inc. (REIT)                                                                    6,000       198,000
Health Care REIT, Inc. (REIT)                                                       2,600       117,598
Host Hotels & Resorts, Inc. (REIT)                                                 13,617       199,489
Kimco Realty Corp. (REIT)                                                           7,600       118,864
Plum Creek Timber Company, Inc. (REIT)                                              3,500       136,185
ProLogis (REIT)                                                                     9,900       130,680
Public Storage (REIT)                                                               2,800       257,572
Simon Property Group, Inc. (REIT)                                                   6,037       506,504
Ventas, Inc. (REIT)                                                                 3,300       156,684
Vornado Realty Trust (REIT)                                                         3,347       253,368
                                                                                              2,708,511

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%*
CB Richard Ellis Group, Inc. (Class A)                                              5,500        87,175 (a)

ROAD & RAIL - 0.7%
CSX Corp.                                                                           8,239       419,365
Norfolk Southern Corp.                                                              7,818       436,948
Ryder System, Inc.                                                                    931        36,086
Union Pacific Corp.                                                                10,537       772,362
                                                                                              1,664,761

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
Advanced Micro Devices, Inc.                                                       11,874       110,072 (a,h)
Altera Corp.                                                                        6,000       145,860
Analog Devices, Inc.                                                                6,100       175,802
Applied Materials, Inc.                                                            28,200       380,136 (h)
Broadcom Corp. (Class A)                                                            9,050       300,279
Intel Corp.                                                                       116,165     2,585,833 (h)
Kla-Tencor Corp.                                                                    3,600       111,312
Linear Technology Corp.                                                             4,800       135,744
LSI Corp.                                                                          14,692        89,915 (a)
MEMC Electronic Materials, Inc.                                                     4,500        68,985 (a)
Microchip Technology Inc.                                                           3,900       109,824
Micron Technology, Inc.                                                            17,954       186,542 (a)
National Semiconductor Corp.                                                        4,566        65,979
Novellus Systems, Inc.                                                              2,200        55,000 (a)
Nvidia Corp.                                                                       11,600       201,608 (a)
Teradyne, Inc.                                                                      3,600        40,212 (a)
Texas Instruments Inc.                                                             25,951       635,021
Xilinx, Inc.                                                                        5,687       145,018

                                                                                              5,543,142

SOFTWARE - 4.0%
Adobe Systems Inc.                                                                 11,084       392,041 (a,h)
Autodesk, Inc.                                                                      4,648       136,744 (a)
BMC Software, Inc.                                                                  3,700       140,600 (a)
CA, Inc.                                                                            8,400       197,148
Citrix Systems, Inc.                                                                3,900       185,133 (a)
Compuware Corp.                                                                     4,100        34,440 (a)
Electronic Arts, Inc.                                                               6,900       128,754 (a)
Intuit, Inc.                                                                        6,600       226,644 (a)
McAfee, Inc.                                                                        3,300       132,429 (a)
Microsoft Corp.                                                                   160,639     4,701,904 (h)
Novell, Inc.                                                                        7,666        45,919 (a)
Oracle Corp.                                                                       82,152     2,110,485 (h)
Red Hat, Inc.                                                                       4,000       117,080 (a)
Salesforce.com, Inc.                                                                2,400       178,680 (a)
Symantec Corp.                                                                     16,585       280,618 (a)
                                                                                              9,008,619

SPECIALTY RETAIL - 2.0%
Abercrombie & Fitch Co. (Class A)                                                   1,900        86,716
AutoNation, Inc.                                                                    1,886        34,099 (a)
AutoZone, Inc.                                                                        644       111,470 (a)
Bed Bath & Beyond, Inc.                                                             5,400       236,304 (a)
Best Buy Company Inc.                                                               7,200       306,288
GameStop Corp. (Class A)                                                            3,700        81,067 (a)
Home Depot, Inc.                                                                   35,933     1,162,433
Lowe's Companies, Inc.                                                             30,802       746,640
Ltd Brands, Inc.                                                                    5,688       140,039
Office Depot, Inc.                                                                  5,400        43,092 (a)
O'Reilly Automotive, Inc.                                                           3,000       125,130 (a)
RadioShack Corp.                                                                    2,856        64,631
Ross Stores, Inc.                                                                   2,500       133,675
Staples, Inc.                                                                      15,350       359,037
The Gap Inc.                                                                        9,979       230,615
The Sherwin-Williams Co.                                                            1,963       132,856
Tiffany & Co.                                                                       2,700       128,223
TJX Companies, Inc.                                                                 8,880       377,578
Urban Outfitters, Inc.                                                              2,800       106,484 (a)
                                                                                              4,606,377

TEXTILES APPAREL & LUXURY GOODS - 0.5%
Coach, Inc.                                                                         6,400       252,928
NIKE, Inc. (Class B)                                                                8,110       596,085
Polo Ralph Lauren Corp. (Class A)                                                   1,200       102,048
VF Corp.                                                                            1,802       144,430
                                                                                              1,095,491

THRIFTS & MORTGAGE FINANCE - 0.1%
Hudson City Bancorp, Inc.                                                           9,600       135,936
People's United Financial, Inc.                                                     7,800       121,992
                                                                                                257,928

TOBACCO - 1.5%
Altria Group, Inc.                                                                 43,853       899,864
Lorillard, Inc.                                                                     3,311       249,120

Philip Morris International Inc.                                                   39,479     2,059,225
Reynolds American Inc.                                                              3,600       194,328
                                                                                              3,402,537

TRADING COMPANIES & DISTRIBUTORS - 0.1%
Fastenal Co.                                                                        2,800       134,372
WW Grainger, Inc.                                                                   1,282       138,610
                                                                                                272,982

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
American Tower Corp. (Class A)                                                      8,400       357,924 (a)
MetroPCS Communications, Inc.                                                       6,100        43,188 (a)
Sprint Nextel Corp. (Series 1)                                                     64,100       243,580 (a)
                                                                                                644,692

TOTAL COMMON STOCK                                                                          221,999,283
(COST $210,255,386)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                                             81,612 (k)
(COST $98,328)

TOTAL INVESTMENTS IN SECURITIES                                                            222,080,895
(COST $210,353,714)

SHORT-TERM INVESTMENTS - 1.7%

SHORT-TERM INVESTMENTS - 1.5%
GE Money Market Fund Institutional Class
0.00%                                                                                         3,390,737 (d,k)

                                                                                PRINCIPAL
                                                                                 AMOUNT
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT - 0.2%
U.S. Cash Management Bill                                                       $ 400,000       399,883 (d)
0.14%

TOTAL SHORT-TERM INVESTMENTS                                                                  3,790,620
(COST $3,790,620)

TOTAL INVESTMENTS                                                                           225,871,515
(COST $214,144,334)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1)%                                            (229,334)

                                                                                            -----------
NET ASSETS  - 100.0%                                                                       $225,642,181
                                                                                            ===========

OTHER INFORMATION

The GEI S&P 500 Fund Index had the following long futures contracts open at March 31, 2010 (unaudited)

                                                        CURRENT
                              EXPIRATION   NUMBER OF    NOTIONAL   UNREALIZED
          DESCRIPTION            DATE      CONTRACTS     VALUE    APPRECIATION
------------------------------------------------------------------------------
S&P 500 Emini Index Futures    June 2010      73     $ 4,252,980    $ 67,540

                            GEI PREMIER GROWTH EQUITY

              SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                NUMBER OF
                                                                                  SHARES       VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.6% +

Beverages - 4.0%
PepsiCo, Inc.                                                                      29,498    $1,951,588

BIOTECHNOLOGY - 5.8%
Amgen Inc.                                                                         32,448     1,939,092 (a)
Gilead Sciences, Inc.                                                              20,059       912,283 (a)
                                                                                              2,851,375

CAPITAL MARKETS - 6.5%
State Street Corp.                                                                 35,398     1,597,866 (e)
The Goldman Sachs Group, Inc                                                        9,322     1,590,613
                                                                                              3,188,479

CHEMICALS - 2.5%
Monsanto Co.                                                                       17,227     1,230,352

COMMERCIAL SERVICES & SUPPLIES - 2.6%
Iron Mountain Inc.                                                                 47,198     1,293,225

COMMUNICATIONS EQUIPMENT - 9.6%
Cisco Systems, Inc.                                                                63,127     1,643,196 (a,h)
QUALCOMM Inc.                                                                      46,018     1,932,296
Research In Motion Ltd.                                                            15,929     1,177,950 (a)
                                                                                              4,753,442

COMPUTERS & PERIPHERALS - 1.5%
Apple Inc.                                                                          3,203       752,481 (a)

DIVERSIFIED FINANCIAL SERVICES - 3.6%
CME Group Inc.                                                                      5,664     1,790,447

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.3%
Corning Inc.                                                                       57,227     1,156,558

ENERGY EQUIPMENT & SERVICES - 5.9%
Schlumberger Ltd.                                                                  25,959     1,647,358
Transocean Ltd.                                                                    14,749     1,274,019 (a)
                                                                                              2,921,377

HEALTHCARE EQUIPMENT & SUPPLIES - 2.9%
Medtronic, Inc.                                                                    31,268     1,407,998

HEALTHCARE PROVIDERS & SERVICES - 6.3%

Express Scripts, Inc.                                                              11,799     1,200,666 (a)
Lincare Holdings Inc.                                                              25,369     1,138,561 (a)
VCA Antech, Inc.                                                                   27,139       760,706 (a)
                                                                                              3,099,933

HOTELS RESTAURANTS & LEISURE - 1.6%
Carnival Corp.                                                                     20,059       779,894

INSURANCE - 1.9%
AFLAC Inc.                                                                         17,699       960,879

INTERNET SOFTWARE & SERVICES - 4.0%
Baidu, Inc ADR                                                                      1,295       773,115 (a)
eBay Inc.                                                                          44,838     1,208,384 (a)
                                                                                              1,981,499

IT SERVICES - 8.9%
Paychex, Inc.                                                                      31,268       959,928
The Western Union Co.                                                             105,015     1,781,054
Visa, Inc. (Class A)                                                               17,935     1,632,623
                                                                                              4,373,605

MACHINERY - 2.7%
Dover Corp.                                                                        28,319     1,323,913

MEDIA - 8.6%
Comcast Corp. (Class A)                                                            34,808       625,500
DIRECTV  (Class A)                                                                 48,967     1,655,574 (a)
Liberty Global, Inc. (Series C)                                                    68,436     1,977,116 (a)
                                                                                              4,258,190

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
CB Richard Ellis Group, Inc. (Class A)                                             56,047       888,345 (a)

SOFTWARE - 5.4%
Intuit, Inc.                                                                       35,398     1,215,567 (a,h)
Microsoft Corp.                                                                    50,147     1,467,803 (h)
                                                                                              2,683,370

SPECIALTY RETAIL - 6.4%
Bed Bath & Beyond, Inc.                                                            40,708     1,781,382 (a)
Lowe's Companies, Inc.                                                             56,637     1,372,881
                                                                                              3,154,263

WIRELESS TELECOMMUNICATION SERVICES - 2.8%
American Tower Corp. (Class A)                                                     33,038     1,407,749 (a)

TOTAL COMMON STOCK                                                                           48,208,962
(COST $43,804,577)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                                               3,118 (k)
(COST $3,757)

TOTAL INVESTMENTS IN SECURITIES                                                              48,212,080
(COST $43,808,334)

SHORT-TERM INVESTMENTS - 2.7%

GE Money Market Fund Institutional Class
0.00%                                                                                         1,322,702 (d,k)
(COST $1,322,702)

TOTAL INVESTMENTS                                                                            49,534,782
(COST $45,131,036)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.3)%                                            (158,699)

                                                                                             ----------
NET ASSETS  - 100.0%                                                                        $49,376,083
                                                                                             ==========

OTHER INFORMATION

The GEI Premier Growth Equity had the following long futures contracts open at March 31, 2010 (unaudited):

                                                        CURRENT
                              EXPIRATION   NUMBER OF    NOTIONAL   UNREALIZED
          DESCRIPTION            DATE      CONTRACTS     VALUE    APPRECIATION
------------------------------------------------------------------------------
S&P 500 EMini Index Futures    June 2010       5        $291,300     $ 1,048

                           GEI CORE VALUE EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                NUMBER OF
                                                                                  SHARES       VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.7% +

Aerospace & Defense - 3.1%
Honeywell International Inc.                                                        6,630     $ 300,140
ITT Corp.                                                                           4,255       228,111
Rockwell Collins, Inc.                                                              2,321       145,271
                                                                                                673,522

BEVERAGES - 2.9%
Molson Coors Brewing Co. (Class B)                                                  2,930       123,236
PepsiCo, Inc.                                                                       7,736       511,814
                                                                                                635,050

BIOTECHNOLOGY - 1.7%
Amgen Inc.                                                                          6,078       363,221 (a)

CAPITAL MARKETS - 5.5%
Ameriprise Financial, Inc.                                                          6,189       280,733
Morgan Stanley                                                                      4,863       142,437
State Street Corp.                                                                  3,039       137,180 (e)
The Bank of New York Mellon Corp.                                                  10,830       334,430
The Charles Schwab Corp.                                                            3,978        74,349
The Goldman Sachs Group, Inc                                                        1,381       235,640
                                                                                              1,204,769

CHEMICALS - 1.0%
Potash Corp of Saskatchewan Inc.                                                    1,879       224,259

COMMERCIAL BANKS - 0.9%
Regions Financial Corp.                                                             5,968        46,849
US Bancorp                                                                          6,079       157,324
                                                                                                204,173

COMMUNICATIONS EQUIPMENT - 0.9%
Cisco Systems, Inc.                                                                 7,294       189,863 (a)

COMPUTERS & PERIPHERALS - 5.6%
Hewlett-Packard Co.                                                                 8,730       463,999
International Business Machines Corp.                                               5,968       765,396
                                                                                              1,229,395

DIVERSIFIED FINANCIAL SERVICES - 4.5%
Bank of America Corp.                                                              30,331       541,408
JPMorgan Chase & Co.                                                                9,780       437,655
                                                                                                979,063

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.                                                                          12,709       328,401
Verizon Communications Inc.                                                         5,526       171,416
                                                                                                499,817

ELECTRIC UTILITIES - 2.4%
Edison International                                                                7,736       264,339
Entergy Corp.                                                                       1,658       134,878
Northeast Utilities                                                                 4,697       129,825
                                                                                                529,042

ELECTRICAL EQUIPMENT - 1.3%
ABB Ltd. ADR                                                                       13,261       289,620

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
Corning Inc.                                                                       10,112       204,363

ENERGY EQUIPMENT & SERVICES - 2.4%
Halliburton Co.                                                                     8,454       254,719
National Oilwell Varco, Inc.                                                        1,934        78,482
Schlumberger Ltd.                                                                   3,039       192,855
                                                                                                526,056

FOOD & STAPLES RETAILING - 0.2%
Safeway Inc.                                                                        2,100        52,206

FOOD PRODUCTS - 3.4%
Archer-Daniels-Midland Co.                                                          4,973       143,720
Kraft Foods Inc. (Class A)                                                          8,178       247,303
McCormick & Company Inc.                                                            6,575       252,217
Nestle S.A. ADR                                                                     2,100       107,520
                                                                                                750,760

HEALTHCARE EQUIPMENT & SUPPLIES - 3.1%
Baxter International Inc.                                                           4,144       241,181
Becton Dickinson & Co.                                                              2,652       208,792
Covidien PLC                                                                        4,550       228,774
                                                                                                678,747

HEALTHCARE PROVIDERS & SERVICES - 2.1%
Cardinal Health, Inc.                                                               6,078       218,990
McKesson Corp.                                                                      1,326        87,145
Omnicare, Inc.                                                                      5,064       143,261
                                                                                                449,396

HOUSEHOLD PRODUCTS - 4.6%
Clorox Co.                                                                          3,813       244,566
Kimberly-Clark Corp.                                                                1,934       121,610
The Procter & Gamble Co.                                                           10,001       632,763
                                                                                                998,939

INDUSTRIAL CONGLOMERATES - 0.4%
Siemens AG ADR                                                                        803        80,276

INSURANCE - 5.3%
ACE Ltd.                                                                            5,526       289,010

AON Corp.                                                                           3,647       155,763
MetLife, Inc.                                                                       2,044        88,587
PartnerRe Ltd.                                                                      1,469       117,109
Principal Financial Group, Inc.                                                     6,299       183,994
Prudential Financial, Inc.                                                          5,526       334,323
                                                                                              1,168,786

IT SERVICES - 1.6%
Accenture PLC                                                                       1,748        73,329
The Western Union Co.                                                              16,577       281,146
                                                                                                354,475

LIFE SCIENCES TOOLS & SERVICES - 1.0%
Life Technologies Corp.                                                             1,879        98,215 (a)
Thermo Fisher Scientific, Inc.                                                      2,376       122,221 (a)
                                                                                                220,436

MACHINERY - 2.2%
Deere & Co.                                                                         4,310       256,273
Eaton Corp.                                                                         3,039       230,265
                                                                                                486,538

MEDIA - 5.5%
Omnicom Group Inc.                                                                 11,328       439,640
The Walt Disney Co.                                                                 6,078       212,183
Time Warner Inc.                                                                   17,958       561,547
                                                                                              1,213,370

METALS & MINING - 2.8%
Allegheny Technologies Inc.                                                         4,089       220,765
Barrick Gold Corp.                                                                  3,315       127,097
Freeport-McMoRan Copper & Gold Inc.                                                 3,150       263,151
                                                                                                611,013

MULTILINE RETAIL - 0.3%
Target Corp.                                                                        1,216        63,962

MULTI-UTILITIES - 1.5%
Dominion Resources, Inc.                                                            7,736       318,027

OIL, GAS & CONSUMABLE FUELS - 9.0%
Apache Corp.                                                                        2,210       224,315
Chesapeake Energy Corp.                                                             1,768        41,795
Chevron Corp.                                                                       5,691       431,549
Devon Energy Corp.                                                                  3,315       213,585
Exxon Mobil Corp.                                                                   6,465       433,026 (h)
Hess Corp.                                                                          1,105        69,118
Marathon Oil Corp.                                                                  9,946       314,691
Occidental Petroleum Corp.                                                          2,597       219,550
Suncor Energy Inc.                                                                    794        25,837
                                                                                              1,973,466

PAPER & FOREST PRODUCTS - 0.5%
Weyerhaeuser Co.                                                                    2,210       100,047

PERSONAL PRODUCTS - 0.5%
Avon Products, Inc.                                                                 3,094       104,794

PHARMACEUTICALS - 6.1%
Abbott Laboratories                                                                 3,039       160,094
Bristol-Myers Squibb Co.                                                           14,201       379,167
Johnson & Johnson                                                                   6,631       432,341
Merck & Company Inc.                                                                  850        31,747
Pfizer Inc.                                                                        19,340       331,681
                                                                                              1,335,030

ROAD & RAIL - 1.2%
Union Pacific Corp.                                                                 3,536       259,189

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
Intel Corp.                                                                        13,814       307,500
Kla-Tencor Corp.                                                                    1,013        31,322
Microchip Technology Inc.                                                           3,039        85,578
Nvidia Corp.                                                                        2,267        39,400 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                12,709       133,317
Texas Instruments Inc.                                                              6,575       160,890
                                                                                                758,007

SOFTWARE - 3.8%
Microsoft Corp.                                                                    19,340       566,082 (h)
Oracle Corp.                                                                       10,001       256,926
                                                                                                823,008

SPECIALTY RETAIL - 1.5%
Bed Bath & Beyond, Inc.                                                             3,039       132,987 (a)
Lowe's Companies, Inc.                                                              7,957       192,878
                                                                                                325,865

TEXTILES APPAREL & LUXURY GOODS - 0.1%
NIKE, Inc. (Class B)                                                                  442        32,487

TOBACCO - 1.5%
Altria Group, Inc.                                                                  1,700        34,884
Philip Morris International Inc.                                                    5,802       302,632
                                                                                                337,516

WIRELESS TELECOMMUNICATION SERVICES - 0.6%
American Tower Corp. (Class A)                                                      3,039       129,492 (a)

TOTAL COMMON STOCK                                                                           21,378,045
(COST $18,424,507)

EXCHANGE TRADED FUNDS - 1.7%

Financial Select Sector SPDR Fund                                                   4,878        77,902 (n)
Industrial Select Sector SPDR Fund                                                  9,701       302,962 (h,n)

TOTAL EXCHANGE TRADED FUNDS                                                                     380,864
(COST $442,099)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                                               9,128 (k)
(COST $10,997)

TOTAL INVESTMENTS IN SECURITIES                                                              21,768,037
(COST $18,877,603)

SHORT-TERM INVESTMENTS - 0.9%

GE Money Market Fund Institutional Class
0.00%                                                                                           206,057 (d,k)
(COST $206,057)

TOTAL INVESTMENTS                                                                            21,974,094
(COST $19,083,660)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.3)%                                             (62,151)

                                                                                             ----------
NET ASSETS  - 100.0%                                                                        $21,911,943
                                                                                             ==========

                               GEI MID-CAP EQUITY

              SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                NUMBER OF
                                                                                  SHARES       VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.3% +

Aerospace & Defense - 3.4%
Alliant Techsystems, Inc.                                                          17,791   $ 1,446,408 (a,h)
Hexcel Corp.                                                                       54,559       787,832 (a)
ITT Corp.                                                                          19,347     1,037,193
                                                                                                3271433

BEVERAGES - 1.3%
Coca-Cola Enterprises, Inc.                                                        44,329     1,226,140

BIOTECHNOLOGY - 1.7%
Alexion Pharmaceuticals, Inc.                                                       7,192       391,029 (a)
Vertex Pharmaceuticals Inc.                                                        29,441     1,203,254 (a)
                                                                                              1,594,283

CAPITAL MARKETS - 3.2%
Affiliated Managers Group Inc.                                                     22,050     1,741,950 (a)
Invesco Ltd.                                                                       59,165     1,296,305
                                                                                              3,038,255

CHEMICALS - 3.4%
Intrepid Potash, Inc.                                                              33,153     1,005,530 (a)
Monsanto Co.                                                                       11,826       844,613 (h)
Praxair, Inc.                                                                      16,765     1,391,495 (h)
                                                                                              3,241,638

COMMERCIAL BANKS - 1.8%
Regions Financial Corp.                                                            92,825       728,676
SunTrust Banks, Inc.                                                               22,686       607,758
Zions Bancorporation                                                               15,576       339,868
                                                                                              1,676,302

COMMERCIAL SERVICES & SUPPLIES - 2.2%
Corrections Corporation of America                                                 80,025     1,589,296 (a)
Stericycle, Inc.                                                                    8,865       483,142 (a)
                                                                                              2,072,438

COMMUNICATIONS EQUIPMENT - 1.6%
Juniper Networks, Inc.                                                             51,318     1,574,436 (a)

COMPUTERS & PERIPHERALS - 1.5%
Synaptics Inc.                                                                     53,458     1,475,975 (a)

DIVERSIFIED FINANCIAL SERVICES - 1.5%
CME Group Inc.                                                                      2,002       632,852

MSCI Inc. (Class A)                                                                22,712       819,903 (a)
                                                                                              1,452,755

ELECTRIC UTILITIES - 3.6%
ITC Holdings Corp.                                                                 38,276     2,105,180 (h)
Northeast Utilities                                                                48,938     1,352,646
                                                                                              3,457,826

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
Cogent, Inc.                                                                       68,814       701,903 (a)

ENERGY EQUIPMENT & SERVICES - 3.9%
Dresser-Rand Group Inc.                                                            34,093     1,071,202 (a)
Nabors Industries Ltd.                                                             10,972       215,380 (a)
Noble Corp.                                                                        26,596     1,112,245
Tesco Corp.                                                                        32,485       379,100 (a)
Weatherford International Ltd.                                                     60,493       959,419 (a)
                                                                                              3,737,346

FOOD PRODUCTS - 2.0%
McCormick & Company Inc.                                                           23,830       914,119 (h)
Mead Johnson Nutrition Co. (Class A)                                               18,426       958,705
                                                                                              1,872,824

GAS UTILITIES - 0.6%
EQT CORP.                                                                          15,123       620,043

HEALTHCARE EQUIPMENT & SUPPLIES - 3.2%
DENTSPLY International Inc.                                                        17,501       609,910
Gen-Probe Inc.                                                                     18,220       911,000 (a)
Masimo Corp.                                                                       59,155     1,570,565 (h)
                                                                                              3,091,475

HEALTHCARE PROVIDERS & SERVICES - 1.9%
Catalyst Health Solutions, Inc.                                                    34,802     1,440,107 (a)
Psychiatric Solutions, Inc.                                                        12,061       359,418 (a)
                                                                                              1,799,525

HOTELS RESTAURANTS & LEISURE - 2.3%
Marriott International, Inc. (Class A)                                             10,505       331,118
Penn National Gaming, Inc.                                                         42,391     1,178,470 (a)
The Cheesecake Factory Inc.                                                        25,634       693,656 (a)
                                                                                              2,203,244

HOUSEHOLD DURABLES - 0.6%
MDC Holdings, Inc.                                                                 16,688       577,572

INDUSTRIAL CONGLOMERATES - 0.6%
McDermott International, Inc.                                                      20,133       541,980 (a)

INSURANCE - 4.2%
ACE Ltd.                                                                           31,123     1,627,733
HCC Insurance Holdings, Inc.                                                       87,499     2,414,972 (h)
                                                                                              4,042,705

INTERNET SOFTWARE & SERVICES - 2.6%
Baidu, Inc ADR                                                                      1,856     1,108,032 (a)

Equinix, Inc.                                                                       3,601       350,521 (a)
MercadoLibre, Inc.                                                                 20,608       993,512 (a)
                                                                                              2,452,065

IT SERVICES - 1.2%
Cybersource Corp.                                                                  36,704       647,459 (a)
DST Systems, Inc.                                                                   2,137        88,579
Telvent GIT S.A.                                                                   13,239       380,754
                                                                                              1,116,792

LIFE SCIENCES TOOLS & SERVICES - 6.2%
Covance Inc.                                                                       27,112     1,664,406 (a)
Illumina, Inc.                                                                     32,195     1,252,384 (a)
Mettler-Toledo International, Inc.                                                 11,571     1,263,553 (a,h)
Thermo Fisher Scientific, Inc.                                                     33,473     1,721,851 (a,h)
                                                                                              5,902,194

MACHINERY - 2.3%
Cummins Inc.                                                                       10,952       678,476
Harsco Corp.                                                                       48,855     1,560,429
                                                                                              2,238,905

MEDIA - 3.8%
DIRECTV  (Class A)                                                                 23,618       798,525 (a)
Focus Media Holding Ltd. ADR                                                       27,454       501,310 (a)
Liberty Global, Inc. (Series C)                                                    30,692       886,692 (a)
Regal Entertainment Group (Class A)                                                81,082     1,424,611 (h)
                                                                                              3,611,138

METALS & MINING - 1.0%
Steel Dynamics, Inc.                                                               53,193       929,282

MULTILINE RETAIL - 2.1%
Dollar General Corp.                                                               36,492       921,423 (a)
Kohl's Corp.                                                                       18,926     1,036,766 (a)
                                                                                              1,958,189

MULTI-UTILITIES - 0.8%
SCANA Corp.                                                                        20,283       762,438

OIL, GAS & CONSUMABLE FUELS - 2.6%
Peabody Energy Corp.                                                               17,704       809,073
Petrohawk Energy Corp.                                                             40,101       813,248 (a)
Pioneer Natural Resources Co.                                                      15,645       881,126
                                                                                              2,503,447

PERSONAL PRODUCTS - 0.7%
Alberto-Culver Co.                                                                 24,104       630,320

PROFESSIONAL SERVICES - 1.2%
HIS, Inc. (Class A)                                                                21,733     1,162,063 (a)

REAL ESTATE INVESTMENT TRUSTS (REIT'S) - 1.3%
Douglas Emmett, Inc. (REIT)                                                        36,794       565,524
SL Green Realty Corp. (REIT)                                                       10,951       627,164
                                                                                              1,192,688

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.9%
CB Richard Ellis Group, Inc. (Class A)                                            113,436     1,797,961 (a,h)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
Hittite Microwave Corp.                                                            35,329     1,553,416 (a)
Marvell Technology Group Ltd.                                                      92,980     1,894,932 (a)
                                                                                              3,448,348

SOFTWARE - 8.0%
Activision Blizzard, Inc.                                                         126,579     1,526,543
ArcSight, Inc.                                                                      8,657       243,694 (a)
Blackboard Inc.                                                                    21,566       898,440 (a)
Citrix Systems, Inc.                                                               27,239     1,293,035 (a)
Rovi Corp.                                                                         97,748     3,629,383 (a,h)
                                                                                              7,591,095

SPECIALTY RETAIL - 3.7%
Bed Bath & Beyond, Inc.                                                            33,821     1,480,007 (a)
O'Reilly Automotive, Inc.                                                          33,380     1,392,280 (a,h)
Urban Outfitters, Inc.                                                             18,415       700,322 (a)
                                                                                              3,572,609

TEXTILES APPAREL & LUXURY GOODS - 1.6%
Coach, Inc.                                                                        38,373     1,516,501

THRIFTS & MORTGAGE FINANCE - 1.3%
People's United Financial, Inc.                                                    77,804     1,216,855

TRADING COMPANIES & DISTRIBUTORS - 0.6%
MSC Industrial Direct Co. (Class A)                                                11,994       608,336

WATER UTILITIES - 1.2%
American Water Works Company, Inc.                                                 50,456     1,097,923

WIRELESS TELECOMMUNICATION SERVICES - 3.4%
American Tower Corp. (Class A)                                                     35,965     1,532,469 (a)
NII Holdings, Inc.                                                                 18,747       781,000 (a)
Syniverse Holdings, Inc.                                                           46,565       906,621 (a)
                                                                                              3,220,090

TOTAL COMMON STOCK                                                                           91,799,337
(COST $77,937,835)

Other Investments - 0.0%*

GEI Investment Fund                                                                              23,360  (k)
(COST $28,144)

TOTAL INVESTMENTS IN SECURITIES                                                              91,822,697
(COST $77,965,979)

SHORT-TERM INVESTMENTS - 0.5%

GE Money Market Fund Institutional Class
0.00%                                                                                           453,040  (d,k)
(COST $453,040)

TOTAL INVESTMENTS                                                                            92,275,737
(COST $78,419,019)

OTHER ASSETS AND LIABILITIES, NET - 3.2%                                                      3,053,066

                                                                                             ----------
NET ASSETS - 100.0%                                                                         $95,328,803
                                                                                             ==========
OTHER INFORMATION

The GEI Mid-Cap Equity had the following long futures contracts open at March 31, 2010 (unaudited):

                                                          CURRENT
                                   EXPIRATION  NUMBER OF  NOTIONAL   UNREALIZED
          DESCRIPTION                 DATE     CONTRACTS   VALUE    APPRECIATION
--------------------------------------------------------------------------------
S&P Midcap 400 Emini Index Futures  June 2010      8     $(630,480)    $ 4,786

                              GEI SMALL-CAP EQUITY

              SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                NUMBER OF
                                                                                  SHARES       VALUE
-------------------------------------------------------------------------------------------------------
Common Stock - 95.6% +

Aerospace & Defense - 1.2%
DynCorp International, Inc. (Class A)                                               3,500      $ 40,215 (a)
Esterline Technologies Corp.                                                        2,383       117,792 (a)
GenCorp Inc.                                                                        6,800        39,168 (a)
Stanley, Inc.                                                                       1,600        45,264 (a)
Teledyne Technologies Inc.                                                          9,900       408,573 (a)
                                                                                                651,012

AIR FREIGHT & LOGISTICS - 0.3%
Dynamex, Inc.                                                                       2,200        37,840 (a)
UTi Worldwide, Inc.                                                                 8,650       132,518
                                                                                                170,358

AIRLINES - 0.2%
Alaska Air Group, Inc.                                                              1,000        41,230 (a)
Hawaiian Holdings, Inc.                                                             6,700        49,379 (a)
                                                                                                 90,609

AUTO COMPONENTS - 0.3%
China Automotive Systems, Inc.                                                      2,400        55,464 (a)
Wonder Auto Technology, Inc.                                                       10,730       113,523 (a)
                                                                                                168,987

AUTOMOBILES - 0.1%
Thor Industries Inc.                                                                1,900        57,399

BEVERAGES - 0.1%
Coca-Cola Bottling Company Consolidated                                               900        52,794

BIOTECHNOLOGY - 1.5%
Alkermes, Inc.                                                                      6,600        85,602 (a)
Cubist Pharmaceuticals, Inc.                                                        5,800       130,732 (a)
Emergent Biosolutions, Inc.                                                         3,200        53,728 (a)
Genomic Health Inc.                                                                 5,400        94,986 (a)
Martek Biosciences Corp.                                                            7,527       169,433 (a)
Myriad Genetics, Inc.                                                              10,100       242,905 (a)
PDL BioPharma, Inc.                                                                 8,440        52,412 (a)
                                                                                                829,798

BUILDING PRODUCTS - 0.1%
Quanex Building Products Corp.                                                      2,700        44,631

CAPITAL MARKETS - 1.8%

Affiliated Managers Group Inc.                                                      3,440       271,760 (a)
Epoch Holding Corp.                                                                 4,100        46,289
GFI Group Inc.                                                                     32,900       190,162
Raymond James Financial, Inc.                                                      18,100       483,994
                                                                                                992,205

CHEMICALS - 2.5%
Arch Chemicals, Inc.                                                                7,510       258,269
Koppers Holdings Inc.                                                               8,200       232,224
NewMarket Corp.                                                                     1,321       136,050
Sensient Technologies Corp.                                                        22,900       665,474
Stepan Co.                                                                            800        44,712
                                                                                              1,336,729

COMMERCIAL BANKS - 2.9%
First Midwest Bancorp, Inc.                                                         6,500        88,075
Frost Bankers, Inc.                                                                 6,200       345,960
Fulton Financial Corp.                                                             11,900       121,261
Prosperity Bancshares, Inc.                                                         6,000       246,000
SVB Financial Group                                                                 6,400       298,624 (a)
UMB Financial Corp.                                                                 5,400       219,240
Westamerica Bancorporation                                                          4,200       242,130
                                                                                              1,561,290

COMMERCIAL SERVICES & SUPPLIES - 3.0%
ABM Industries Inc.                                                                16,000       339,200
Copart, Inc.                                                                        5,400       192,240 (a)
Healthcare Services Group, Inc.                                                    12,300       275,397
Herman Miller, Inc.                                                                 4,100        74,046
Ritchie Bros Auctioneers Inc.                                                       8,700       187,311
SYKES Enterprises, Inc.                                                             3,100        70,804 (a)
Waste Connections, Inc.                                                            14,000       475,440 (a)
                                                                                              1,614,438

COMMUNICATIONS EQUIPMENT - 1.4%
BigBand Networks, Inc.                                                              8,200        28,946 (a)
Cogo Group, Inc.                                                                    6,262        43,771 (a)
CommScope, Inc.                                                                     9,300       260,586 (a)
Comtech Telecommunications Corp.                                                    1,398        44,722 (a)
Ixia                                                                                6,300        58,401 (a)
Loral Space & Communications, Inc.                                                  2,000        70,240 (a)
Netgear Inc.                                                                        2,100        54,810 (a)
Oplink Communications, Inc.                                                         3,500        64,890 (a)
PC-Tel Inc.                                                                         7,100        43,878 (a)
Plantronics Inc.                                                                    2,200        68,816
                                                                                                739,060

COMPUTERS & PERIPHERALS - 0.2%
Cray Inc.                                                                           8,400        49,980 (a)
Super Micro Computer, Inc.                                                          2,700        46,656 (a)
                                                                                                 96,636

CONSTRUCTION & ENGINEERING - 1.2%
Chicago Bridge & Iron Company N.V.                                                 11,000       255,860 (a)
Great Lakes Dredge & Dock Corp.                                                     9,500        49,875
Quanta Services, Inc.                                                               3,600        68,976 (a)
URS Corp.                                                                           5,025       249,290 (a)

                                                                                                624,001

CONSUMER FINANCE - 0.4%
Ezcorp, Inc. (Class A)                                                              3,500        72,100 (a)
First Cash Financial Services, Inc.                                                 2,700        58,239 (a)
Nelnet, Inc. (Class A)                                                              3,500        64,960
                                                                                                195,299

CONTAINERS & PACKAGING - 1.9%
AEP Industries, Inc.                                                                1,700        44,234 (a)
Aptargroup, Inc.                                                                    9,800       385,630
Packaging Corporation of America                                                   11,000       270,710
Rock-Tenn Co. (Class A)                                                             1,200        54,684
Silgan Holdings, Inc.                                                               4,300       258,989
                                                                                              1,014,247

DISTRIBUTORS - 0.9%
LKQ Corp.                                                                          24,201       491,280 (a)

DIVERSIFIED CONSUMER SERVICES - 1.8%
American Public Education, Inc.                                                     4,300       200,380 (a)
Bridgepoint Education Inc.                                                          1,400        34,412 (a)
K12, Inc.                                                                          11,400       253,194 (a)
Lincoln Educational Services Corp.                                                  3,500        88,550 (a)
Matthews International Corp. (Class A)                                             10,300       365,650
Spectrum Group International Inc.                                                  13,148        24,324 (a)
                                                                                                966,510

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
tw telecom inc. (Class A)                                                           3,700        67,155 (a)

ELECTRIC UTILITIES - 0.8%
IDACORP, Inc.                                                                      11,900       411,978

ELECTRICAL EQUIPMENT - 1.3%
Baldor Electric Co.                                                                 6,200       231,880
Brady Corp. (Class A)                                                              10,800       336,096
SunPower Corp. (Class A)                                                            1,800        34,020 (a)
Woodward Governor Co.                                                               4,000       127,920
                                                                                                729,916

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.6%
Benchmark Electronics, Inc.                                                         5,885       122,055 (a)
CPI International, Inc.                                                             3,704        49,115 (a)
FARO Technologies, Inc.                                                             4,300       110,725 (a)
Methode Electronics, Inc.                                                           4,800        47,520
National Instruments Corp.                                                          8,700       290,145
Newport Corp.                                                                      12,625       157,812 (a)
Park Electrochemical Corp.                                                          2,400        68,976
Plexus Corp.                                                                        1,200        43,236 (a)
                                                                                                889,584

ENERGY EQUIPMENT & SERVICES - 2.0%
Dril-Quip, Inc.                                                                     8,400       511,056 (a)
Geokinetics Inc.                                                                    1,500        10,815 (a)
Gulf Island Fabrication, Inc.                                                       1,600        34,800
Lufkin Industries, Inc.                                                               800        63,320

Oil States International, Inc.                                                      3,500       158,690 (a)
Pioneer Drilling Co.                                                               11,435        80,502 (a)
Superior Energy Services, Inc.                                                     10,800       227,016 (a)
                                                                                              1,086,199

FOOD & STAPLES RETAILING - 0.8%
Ruddick Corp.                                                                      10,800       341,712
Spartan Stores, Inc.                                                                6,000        86,520
                                                                                                428,232

FOOD PRODUCTS - 3.8%
Darling International Inc,                                                         29,300       262,528 (a)
Del Monte Foods Co.                                                                36,750       536,550
Flowers Foods, Inc.                                                                10,800       267,192
Lancaster Colony Corp.                                                              1,300        76,648
Lance, Inc.                                                                         8,200       189,666
Smart Balance, Inc.                                                                19,500       126,360 (a)
Smithfield Foods, Inc.                                                             18,500       383,690 (a)
The Hain Celestial Group, Inc.                                                     13,000       225,550 (a)
                                                                                              2,068,184

HEALTHCARE EQUIPMENT & SUPPLIES - 5.3%
Align Technology Inc.                                                               5,300       102,502 (a)
American Medical Systems Holdings, Inc.                                            13,000       241,540 (a)
Cantel Medical Corp. (Class B)                                                      2,100        41,685
ev3, Inc.                                                                           7,600       120,536 (a)
Gen-Probe Inc.                                                                      5,400       270,000 (a)
Haemonetics Corp.                                                                   1,100        62,865 (a)
Immucor, Inc.                                                                       6,475       144,975 (a)
Integra LifeSciences Holdings Corp.                                                 7,700       337,491 (a)
Masimo Corp.                                                                        6,500       172,575
Medical Action Industries, Inc.                                                    20,200       247,854 (a)
Meridian Bioscience, Inc.                                                           6,500       132,405
Natus Medical Inc.                                                                  3,800        60,458 (a)
NuVasive, Inc.                                                                      4,785       216,282 (a)
SonoSite, Inc.                                                                      4,300       138,073 (a)
SurModics, Inc.                                                                     3,300        69,102 (a)
Teleflex Inc.                                                                       3,230       206,946
West Pharmaceutical Services, Inc.                                                  6,900       289,455
Zoll Medical Corp.                                                                  1,000        26,360 (a)
                                                                                              2,881,104

HEALTHCARE PROVIDERS & SERVICES - 6.6%
Almost Family Inc.                                                                  1,200        45,228 (a)
Amedisys, Inc.                                                                      2,563       141,529 (a)
AMERIGROUP Corp.                                                                    2,100        69,804 (a)
Bio-Reference Laboratories, Inc.                                                    9,100       400,127 (a)
Continucare Corp.                                                                  16,700        61,790 (a)
Corvel Corp.                                                                          505        18,054 (a)
Emergency Medical Services Corp. (Class A)                                          1,300        73,515 (a)
Genoptix, Inc.                                                                      1,400        49,686 (a)
Gentiva Health Services, Inc.                                                       2,000        56,560 (a)
Healthways, Inc.                                                                    4,100        65,887 (a)
HMS Holdings Corp.                                                                 11,500       586,385 (a)
inVentiv Health, Inc.                                                               5,100       114,546 (a)
IPC The Hospitalist Company, Inc.                                                   2,300        80,753 (a)
Mednax, Inc.                                                                       10,300       599,357 (a)

Molina Healthcare, Inc.                                                            12,400       312,108 (a)
National Healthcare Corp.                                                             800        28,304
Owens & Minor, Inc.                                                                 9,600       445,344
RehabCare Group, Inc.                                                               2,200        59,994 (a)
Sun Healthcare Group, Inc.                                                         16,573       158,106 (a)
VCA Antech, Inc.                                                                    6,500       182,195 (a)
                                                                                              3,549,272

HEALTHCARE TECHNOLOGY - 0.5%
Computer Programs & Systems, Inc.                                                   1,300        50,804
Eclipsys Corp.                                                                      3,085        61,330 (a)
MedAssets, Inc.                                                                     8,700       182,700 (a)
                                                                                                294,834

HOTELS RESTAURANTS & LEISURE - 1.6%
Arby's Group, Inc.                                                                 23,200       116,000
Bally Technologies, Inc.                                                            1,000        40,540 (a)
Cracker Barrel Old Country Store, Inc.                                              7,300       338,574
Denny's Corp.                                                                      36,880       141,619 (a)
Domino's Pizza Inc.                                                                 3,000        40,920 (a)
Einstein Noah Restaurant Group Inc                                                  4,000        48,600 (a)
Panera Bread Co. (Class A)                                                          1,100        84,139 (a)
Shuffle Master, Inc.                                                                8,800        72,072 (a)
                                                                                                882,464

HOUSEHOLD DURABLES - 1.2%
Jarden Corp.                                                                       14,600       486,034
National Presto Industries Inc.                                                       400        47,564
Tupperware Brands Corp.                                                             2,200       106,084
                                                                                                639,682

HOUSEHOLD PRODUCTS - 0.3%
WD-40 Co.                                                                           4,300       141,169

INSURANCE - 4.2%
Alleghany Corp.                                                                       714       207,631 (a)
Allied World Assurance Company Holdings Ltd.                                        6,500       291,525
Argo Group International Holdings Ltd.                                              6,900       224,871
Arthur J Gallagher & Co.                                                            6,500       159,575
Brown & Brown, Inc.                                                                10,800       193,536
First Mercury Financial Corp.                                                      11,330       147,630
HCC Insurance Holdings, Inc.                                                       19,500       538,200
National Interstate Corp.                                                           4,600        95,266
Navigators Group, Inc.                                                              6,500       255,645 (a)
Symetra Financial Corp.                                                             9,600       126,528 (a)
Tower Group, Inc.                                                                   1,600        35,472
                                                                                              2,275,879

INTERNET SOFTWARE & SERVICES - 1.1%
Art Technology Group, Inc.                                                         41,300       182,133 (a)
comScore, Inc.                                                                      7,600       126,844 (a)
Constant Contact, Inc.                                                              7,600       176,472 (a)
NIC Inc.                                                                           10,600        83,422
                                                                                                568,871

IT SERVICES - 2.7%
CACI International Inc. (Class A)                                                   1,000        48,850 (a)

CSG Systems International, Inc.                                                     1,800        37,728 (a)
Global Cash Access Holdings, Inc.                                                  27,700       226,309 (a)
iGate Corp.                                                                        11,937       116,147
NeuStar, Inc. (Class A)                                                             7,558       190,462 (a)
RightNow Technologies, Inc.                                                         5,700       101,802 (a)
Sapient Corp.                                                                       6,500        59,410
SRA International Inc. (Class A)                                                    5,100       106,029 (a)
TeleTech Holdings Inc.                                                              3,400        58,072 (a)
VeriFone Holdings, Inc.                                                            12,500       252,625 (a)
Virtusa Corp.                                                                       7,985        82,325 (a)
Wright Express Corp.                                                                5,400       162,648 (a)
                                                                                              1,442,407

LEISURE EQUIPMENT & PRODUCTS - 0.5%
Polaris Industries, Inc.                                                            5,075       259,637

LIFE SCIENCES TOOLS & SERVICES - 3.1%
Accelrys, Inc.                                                                     11,000        67,760 (a)
Bio-Rad Laboratories, Inc  (Class A)                                                3,000       310,560 (a)
Bruker Corp.                                                                       29,870       437,596 (a)
Cambrex Corp.                                                                       5,400        21,870 (a)
Dionex Corp.                                                                          800        59,824 (a)
ICON PLC ADR                                                                       14,900       393,360 (a)
Luminex Corp.                                                                      10,828       182,235 (a)
Techne Corp.                                                                        2,800       178,332
                                                                                              1,651,537

MACHINERY - 6.1%
AGCO Corp.                                                                          7,150       256,471 (a)
Cascade Corp.                                                                       6,050       194,871
Chart Industries, Inc.                                                              2,352        47,040 (a)
CLARCOR, Inc.                                                                      11,400       393,186
Flow International Corp.                                                           18,100        54,481 (a)
Flowserve Corp.                                                                     1,600       176,432
Gardner Denver, Inc.                                                                2,600       114,504
Graham Corp.                                                                        2,800        50,372
Harsco Corp.                                                                        5,300       169,282
IDEX Corp.                                                                         13,000       430,300
Middleby Corp.                                                                      3,750       215,963 (a)
Mueller Industries, Inc.                                                            4,700       125,913
Nordson Corp.                                                                       3,925       266,586
Tennant Co.                                                                         2,000        54,780
Timken Co.                                                                          6,375       191,314
Trinity Industries, Inc.                                                           13,800       275,448
WABCO Holdings Inc.                                                                 2,300        68,816
Wabtec Corp.                                                                        5,000       210,600
                                                                                              3,296,359

MEDIA - 3.3%
Arbitron, Inc.                                                                     13,400       357,244
Interactive Data Corp.                                                             15,600       499,200
John Wiley & Sons, Inc. (Class A)                                                  14,500       627,560
Morningstar, Inc.                                                                   5,600       269,304 (a)
National CineMedia Inc.                                                             2,400        41,424
                                                                                              1,794,732

METALS & MINING - 1.1%
Commercial Metals Co.                                                              16,005       241,035
Compass Minerals International, Inc.                                                3,700       296,851
Worthington Industries, Inc.                                                        2,900        50,141
                                                                                                588,027

MULTI-UTILITIES - 0.4%
OGE Energy Corp.                                                                    6,125       238,507

OFFICE ELECTRONICS - 0.3%
Zebra Technologies Corp. (Class A)                                                  5,200       153,920 (a)

OIL, GAS & CONSUMABLE FUELS - 2.5%
Approach Resources Inc                                                              4,800        43,584 (a)
Arena Resources Inc.                                                                3,200       106,880 (a)
Comstock Resources, Inc.                                                            1,700        54,060 (a)
CVR Energy, Inc.                                                                    3,900        34,125 (a)
Gulfport Energy Corp.                                                               6,500        73,060 (a)
James River Coal Co.                                                               12,600       200,340 (a)
Penn Virginia Corp.                                                                 2,200        53,900
Resolute Energy Corp.                                                               8,700       105,357 (a)
Rosetta Resources, Inc.                                                             4,000        94,200 (a)
SandRidge Energy, Inc.                                                             15,100       116,270 (a)
St Mary Land & Exploration Co.                                                     14,300       497,783
                                                                                              1,379,559

PERSONAL PRODUCTS - 0.9%
Alberto-Culver Co.                                                                 15,200       397,480
Revlon, Inc. (Class A)                                                              3,600        53,460 (a)
Schiff Nutrition International Inc. (Class A)                                       5,400        44,172
                                                                                                495,112

PHARMACEUTICALS - 0.5%
Impax Laboratories, Inc.                                                            4,300        76,884 (a)
Questcor Pharmaceuticals, Inc.                                                      9,200        75,716 (a)
Viropharma Inc.                                                                     7,900       107,677 (a)
                                                                                                260,277

PROFESSIONAL SERVICES - 0.5%
CoStar Group, Inc.                                                                  5,600       232,512 (a)
Resources Connection, Inc.                                                            600        11,502 (a)
VSE Corp.                                                                           1,200        49,392
                                                                                                293,406

REAL ESTATE INVESTMENT TRUSTS (REIT'S) - 2.8%
BioMed Realty Trust, Inc. (REIT)                                                   23,600       390,344
Digital Realty Trust, Inc. (REIT)                                                   6,500       352,300
Healthcare Realty Trust Inc. (REIT)                                                15,200       354,008
Omega Healthcare Investors, Inc. (REIT)                                            22,200       432,678
                                                                                              1,529,330

ROAD & RAIL - 2.0%
Genesee & Wyoming Inc. (Class A)                                                   12,800       436,736 (a)
Landstar System, Inc.                                                               6,500       272,870
Old Dominion Freight Line, Inc.                                                    10,600       353,934 (a)
                                                                                              1,063,540

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
Applied Micro Circuits Corp.                                                        6,800        58,684 (a)
Cabot Microelectronics Corp.                                                        1,500        56,745 (a)
Ceva, Inc.                                                                          3,607        42,058 (a)
Diodes Inc.                                                                         2,700        60,480 (a)
FEI Co.                                                                             4,800       109,968 (a)
IXYS Corp.                                                                          5,466        46,680 (a)
Microsemi Corp.                                                                    17,300       299,982 (a)
Rudolph Technologies, Inc.                                                         20,800       178,256 (a)
Semtech Corp.                                                                      14,000       244,020 (a)
Standard Microsystems Corp.                                                         2,100        48,888 (a)
Tessera Technologies, Inc.                                                          1,900        38,532 (a)
Varian Semiconductor Equipment Associates, Inc.                                     4,700       155,664 (a)
Zoran Corp.                                                                         4,800        51,648 (a)
                                                                                              1,391,605

SOFTWARE - 7.0%
ACI Worldwide, Inc.                                                                 4,900       100,989 (a)
Actuate Corp.                                                                      12,200        68,198 (a)
ArcSight, Inc.                                                                      2,800        78,820 (a)
Ariba, Inc.                                                                        17,400       223,590 (a)
AsiaInfo Holdings, Inc.                                                             2,600        68,848 (a)
Blackbaud, Inc.                                                                    15,800       398,002
Blackboard Inc.                                                                     6,500       270,790 (a)
Bottomline Technologies, Inc.                                                       6,400       107,712 (a)
Concur Technologies, Inc.                                                           2,700       110,727 (a)
Ebix, Inc.                                                                          8,700       138,939 (a)
Informatica Corp.                                                                   4,300       115,498 (a)
Interactive Intelligence, Inc.                                                      5,600       104,664 (a)
Jack Henry & Associates, Inc.                                                       6,500       156,390
Micros Systems Inc.                                                                13,000       427,440 (a)
MicroStrategy Inc. (Class A)                                                        1,300       110,591 (a)
Parametric Technology Corp.                                                        23,100       416,955 (a)
Pegasystems Inc.                                                                    4,600       170,200
Progress Software Corp.                                                             4,300       135,149 (a)
QAD Inc.                                                                            7,100        37,275 (a)
Solera Holdings, Inc.                                                               6,900       266,685
Sourcefire, Inc.                                                                    3,200        73,440 (a)
SS&C Technologies Holdings, Inc.                                                      300         4,524 (a)
Ultimate Software Group, Inc.                                                       6,500       214,175 (a)
                                                                                              3,799,601

SPECIALTY RETAIL - 4.2%
Aaron Rents, Inc. (Class B)                                                        15,000       500,100
Aeropostale, Inc.                                                                  13,200       380,555 (a)
American Eagle Outfitters, Inc.                                                     7,500       138,900
J Crew Group Inc.                                                                     900        41,310 (a)
Jo-Ann Stores, Inc.                                                                 5,600       235,088 (a)
JOS A Bank Clothiers, Inc.                                                          1,400        76,510 (a)
The Buckle, Inc.                                                                   11,400       419,064
The Finish Line, Inc. (Class A)                                                     5,000        81,600
Tractor Supply Co.                                                                  5,550       322,178
Ulta Salon, Cosmetics & Fragrance, Inc.                                             3,900        88,218 (a)
                                                                                              2,283,523

TEXTILES APPAREL & LUXURY GOODS - 1.8%
Columbia Sportswear Co.                                                             4,725       248,204
CROCS Inc.                                                                          5,500        48,235 (a)

Deckers Outdoor Corp.                                                               2,023       279,174 (a)
Fossil, Inc.                                                                        1,800        67,932 (a)
Maidenform Brands, Inc.                                                             3,800        83,030 (a)
Steven Madden Ltd.                                                                  1,500        73,200 (a)
The Timberland Co. (Class A)                                                        2,500        53,350 (a)
True Religion Apparel, Inc.                                                         1,400        42,504 (a)
Wolverine World Wide Inc.                                                           2,200        64,152
                                                                                                959,781

TRADING COMPANIES & DISTRIBUTORS - 0.3%
Applied Industrial Technologies, Inc.                                               3,900        96,915
Watsco Inc.                                                                         1,000        56,880
                                                                                                153,795

TOTAL COMMON STOCK                                                                           51,646,461
(COST $47,780,263)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                                                  12 (k)
(COST $14)

TOTAL INVESTMENTS IN SECURITIES                                                              51,646,473
(COST $47,780,277)

SHORT-TERM INVESTMENTS - 7.0%

GE Money Market Fund Institutional Class
0.00%                                                                                         3,836,632 (d,k)
(COST $3,836,632)

TOTAL INVESTMENTS                                                                            55,483,105
(COST $51,616,909)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.6)%                                          (1,431,543)

                                                                                            -----------
NET ASSETS  - 100.0%                                                                       $ 54,051,562
                                                                                            ===========

OTHER INFORMATION

The GEI Small-Cap Equity Fund had the following long futures contracts open at March 31, 2010 (unaudited):
                                                          CURRENT
                                   EXPIRATION  NUMBER OF  NOTIONAL  UNREALIZED
          DESCRIPTION                 DATE     CONTRACTS   VALUE  (DEPRECIATION)
--------------------------------------------------------------------------------
Russell 2000 Mini Index Futures     June 2010      9      $609,390    $ (2,862)

                            GEI INTERNATIONAL EQUITY

              SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                NUMBER OF
                                                                                  SHARES       VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.0% +

Australia - 2.3%
Brambles Ltd.                                                                      42,563     $ 287,529
Paladin Energy Ltd.                                                                26,567        96,319 (a)
Telstra Corporation Ltd.                                                            7,329        20,113
                                                                                                403,961

BRAZIL - 2.7%
Banco Santander Brasil S.A.                                                        12,200       150,253
Petroleo Brasileiro S.A. ADR                                                        3,725       147,473 (h)
Vale S.A. ADR                                                                       6,664       184,993
                                                                                                482,719

CANADA - 3.9%
Kinross Gold Corp.                                                                  2,746        47,014
Potash Corp of Saskatchewan Inc.                                                    2,892       345,712
Research In Motion Ltd.                                                             2,678       198,629 (a)
Suncor Energy Inc.                                                                  3,131       101,934
                                                                                                693,289

CHILE - 0.4%
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                              1,758        65,732

CHINA - 0.8%
China Mobile Ltd.                                                                   4,990        48,006
China South Locomotive and Rolling Stock Corp.                                    124,949        97,356
                                                                                                145,362

DENMARK - 1.1%
A P Moller - Maersk A/S  (Series B)                                                    20       152,675
G4S PLC                                                                            11,792        46,937
                                                                                                199,612

FINLAND - 0.5%
Nokia Oyj                                                                           5,602        87,398 (a)

FRANCE - 12.9%
AXA S.A.                                                                            6,599       147,062 (h)
BNP Paribas                                                                         5,809       446,928 (h)
Cie Generale d'Optique Essilor International S.A.                                   4,692       300,105
Credit Agricole S.A.                                                               14,279       250,399
European Aeronautic Defence and Space Company N.V.                                  4,895        98,656
Groupe Danone                                                                       1,771       106,877
Schneider Electric S.A.                                                             1,286       151,109

Total S.A.                                                                          4,891       284,442
Veolia Environnement                                                                3,817       132,632
Vinci S.A.                                                                          2,378       140,403
Vivendi                                                                             8,388       224,896
                                                                                              2,283,509

GERMANY - 10.0%
Adidas AG                                                                           3,116       166,964
Bayer AG                                                                            3,783       256,348
Daimler AG (Regd.)                                                                  2,745       129,460
Deutsche Boerse AG                                                                  3,518       261,240
E.ON AG                                                                             1,710        63,248
Linde AG                                                                            2,128       254,366
Metro AG                                                                            2,475       147,085
Siemens AG (Regd.)                                                                  4,009       402,232
ThyssenKrupp AG                                                                     2,302        79,288
                                                                                              1,760,231

HONG KONG - 1.3%
Esprit Holdings Ltd.                                                               29,222       230,699

INDIA - 0.3%
Larsen & Toubro Ltd.                                                                1,573        57,156

IRELAND - 0.8%
CRH PLC                                                                             5,772       144,330

ITALY - 3.4%
ENI S.p.A.                                                                          6,820       160,293
Intesa Sanpaolo S.p.A.                                                             33,630       125,479 (a)
Saipem S.p.A.                                                                       1,406        54,505
UniCredit S.p.A                                                                    89,100       263,728
                                                                                                604,005

JAPAN - 16.0%
Daikin Industries Ltd.                                                              2,000        81,871
Mitsubishi Corp.                                                                    5,000       131,100
Mitsubishi Estate Company Ltd.                                                     10,982       179,821
Mitsubishi Heavy Industries Ltd.                                                   23,000        95,259
Mitsubishi UFJ Financial Group Inc.                                                70,090       367,552
Nomura Holdings Inc.                                                               67,842       500,248
Shiseido Company Ltd.                                                               2,647        57,507
Sony Financial Holdings Inc.                                                           59       193,846 (a)
Sumitomo Metal Industries Ltd.                                                    113,002       342,247 (h)
Sumitomo Mitsui Financial Group Inc.                                                1,341        44,346
Suzuki Motor Corp.                                                                 10,000       220,783
Taiyo Nippon Sanso Corp.                                                           10,000        97,817
The Bank of Yokohama Ltd.                                                          28,130       137,880
Toyota Motor Corp.                                                                  3,146       126,089
Unicharm Corp.                                                                        108        10,437
Yamada Denki Company Ltd.                                                           3,290       242,947
                                                                                              2,829,750

MEXICO - 0.3%
America Movil SAB de C.V. ADR (Series L)                                            1,184        59,603

NETHERLANDS - 2.9%

Heineken N.V.                                                                       2,229       114,761
Koninklijke Ahold N.V.                                                              8,425       112,517
Koninklijke Philips Electronics N.V.                                                9,135       293,440
                                                                                                520,718

RUSSIA - 0.5%
Mobile Telesystems OJSC ADR                                                         1,500        83,250

SOUTH AFRICA - 0.9%
MTN Group Ltd.                                                                     10,257       156,426

SOUTH KOREA - 2.2%
KB Financial Group Inc.                                                             1,915        92,412
KB Financial Group Inc.ADR                                                            393        18,848
Samsung Electronics Company Ltd.                                                      160       115,675
Samsung Electronics Company Ltd. GDR                                                  419       153,982 (b)
                                                                                                380,917

SPAIN - 3.3%
Banco Santander S.A. (Regd.)                                                       25,697       342,143 (h)
Iberdrola S.A.                                                                     12,270       104,181
Telefonica S.A.                                                                     5,624       133,476
                                                                                                579,800

SWEDEN - 0.8%
Hennes & Mauritz AB (Series B)                                                      1,015        66,158
Telefonaktiebolaget LM Ericsson  (Series B)                                         7,813        82,613
                                                                                                148,771

SWITZERLAND - 10.1%
ABB Ltd. (Regd.)                                                                    6,107       133,622 (a)
Credit Suisse Group AG (Regd.)                                                      4,196       216,667
Nestle S.A. (Regd.)                                                                10,123       519,350
Novartis AG (Regd.)                                                                 3,513       190,077 (a)
Roche Holding AG                                                                    2,513       408,268 (a)
Syngenta AG                                                                           651       181,096
Zurich Financial Services AG                                                          538       138,161
                                                                                              1,787,241

TAIWAN - 2.0%
Delta Electronics, Inc.                                                            14,164        44,823
Taiwan Semiconductor Manufacturing Company Ltd.                                   132,634       256,848
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                 4,209        44,152
                                                                                                345,823

UNITED KINGDOM - 18.6%
BG Group PLC                                                                       11,613       200,908
BHP Billiton PLC                                                                   11,205       384,129 (h)
BP PLC                                                                             19,374       183,207
G4S PLC                                                                            25,918       102,809
HSBC Holdings PLC                                                                  39,306       398,284
Lloyds Banking Group PLC                                                          261,170       248,675 (h)
National Grid PLC                                                                  23,100       224,784
Prudential PLC                                                                     27,054       224,684 (h)
Reckitt Benckiser Group PLC                                                         6,540       358,826
Rio Tinto PLC (Regd.)                                                               7,328       434,074
Tesco PLC                                                                          38,555       254,669

The Capita Group PLC                                                               11,377       130,555
Vodafone Group PLC                                                                 63,558       146,545 (h)
                                                                                              3,292,149

TOTAL COMMON STOCK                                                                           17,342,451
(COST $16,713,778)

RIGHTS - 0.0%*

Volkswagen AG                                                                         538           346 (a)
(COST $0)

PREFERRED STOCK - 0.8%

Fresenius SE                                                                          783        59,225
Volkswagen AG                                                                         538        49,429
Volkswagen AG                                                                         335        29,464 (a)

TOTAL PREFERRED STOCK                                                                           138,118
(COST $132,158)

OTHER INVESTMENTS - 0.1%

GEI Investment Fund                                                                              11,652 (k)
(COST $14,038)

TOTAL INVESTMENTS IN SECURITIES                                                              17,492,567
(COST $16,859,974)

SHORT-TERM INVESTMENTS - 0.6%

GE Money Market Fund Institutional Class
0.00%                                                                                           107,926 (d,k)
(COST $107,926)

TOTAL INVESTMENTS                                                                            17,600,493
(COST $16,967,900)

OTHER ASSETS AND LIABILITIES, NET - 0.5%                                                         88,637

                                                                                            -----------
NET ASSETS  - 100.0%                                                                       $ 17,689,130
                                                                                            ===========

OTHER INFORMATION

The GEI International Equity Fund had the following short futures contracts open at March 31,2010 (unaudited):

                                                        CURRENT
                              EXPIRATION   NUMBER OF    NOTIONAL   UNREALIZED
          DESCRIPTION            DATE      CONTRACTS     VALUE    APPRECIATION
------------------------------------------------------------------------------
DJ Stoxx 50 Index Futures      June 2010       2       $ (77,154)       $ 16

The GEI International Equity was invested in the following categories at March 31, 2010 (unaudited):

                                                                                            PERCENTAGE (BASED
INDUSTRY                                                                                     ON MARKET VALUE)
----------------------------------------------------------------------------------------------------------------
Commercial Banks                                                                                        16.40%
Metals & Mining                                                                                          8.36%
Oil, Gas & Consumable Fuels                                                                              6.67%
Chemicals                                                                                                5.37%
Pharmaceuticals                                                                                          4.86%
Capital Markets                                                                                          4.07%
Insurance                                                                                                4.00%
Industrial Conglomerates                                                                                 3.95%
Food Products                                                                                            3.56%
Semiconductors & Semiconductor Equipment                                                                 3.24%
Automobiles                                                                                              3.16%
Specialty Retail                                                                                         3.07%
Food & Staples Retailing                                                                                 2.92%
Wireless Telecommunication Services                                                                      2.81%
Commercial Services & Supplies                                                                           2.48%
Household Products                                                                                       2.10%
Communications Equipment                                                                                 2.09%
Healthcare Equipment & Supplies                                                                          2.04%
Multi-Utilities                                                                                          2.03%
Electrical Equipment                                                                                     1.62%
Diversified Financial Services                                                                           1.48%
Media                                                                                                    1.28%
Construction & Engineering                                                                               1.12%
Machinery                                                                                                1.09%
Real Estate Management & Development                                                                     1.02%
Electric Utilities                                                                                       0.95%
Textiles Apparel & Luxury Goods                                                                          0.95%
Diversified Telecommunication Services                                                                   0.87%
Marine                                                                                                   0.87%
Construction Materials                                                                                   0.82%
Trading Companies & Distributors                                                                         0.75%
Professional Services                                                                                    0.74%
Beverages                                                                                                0.65%
Aerospace & Defense                                                                                      0.56%
Building Products                                                                                        0.47%
Personal Products                                                                                        0.33%
Energy Equipment & Services                                                                              0.31%
Electronic Equipment, Instruments & Components                                                           0.26%
                                                                                                       ------
                                                                                                        99.32%
                                                                                                       ------
SHORT-TERM AND OTHER INVESTMENTS
Short-Term                                                                                               0.61%
Other Investments                                                                                        0.07%
                                                                                                       ------
                                                                                                         0.68%
                                                                                                       ------
                                                                                                       100.00%
                                                                                                       ======

                                 GEI INCOME FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                             PRINCIPAL
                                                                                               AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------
Bonds and Notes - 91.9% +

U.S. Treasuries - 17.9%
U.S. Treasury Bonds
4.38%                                                                 11/15/39              $2,054,400   $ 1,942,692 (h)
4.50%                                                                 08/15/39                 233,200       225,184
U.S. Treasury Notes
0.05%                                                                 01/31/11                 185,000       185,751 (d)
0.15%                                                                 11/30/11               2,303,200     2,300,052 (d)
1.00%                                                                 12/31/11               1,284,800     1,287,359 (d)
1.13%                                                                 12/15/12                 578,700       573,682
1.25%                                                                 11/30/10                 128,700       129,489
2.25%                                                                 01/31/15               1,080,900     1,069,163
3.38%                                                                 11/15/19               2,042,700     1,971,046 (h)
3.63%                                                                 02/15/20                 368,000       361,733
4.50%                                                                 11/15/10                  20,000        20,522
4.63%                                                                 10/31/11                 460,000       487,923
                                                                                                          10,554,596

FEDERAL AGENCIES - 0.1%
Federal Home Loan Mortgage Corp.
8.25%                                                                 06/01/26                  60,000        78,736 (h,j)

AGENCY MORTGAGE BACKED - 18.1%
Federal Home Loan Mortgage Corp.
4.50%                                                                 06/01/33 - 02/01/35       42,378        42,756 (h)
5.00%                                                                 07/01/35                 182,736       189,416 (h)
5.50%                                                                 05/01/20 - 01/01/38      362,630       386,824 (h)
6.00%                                                                 04/01/17 - 11/01/37      784,364       848,599 (h)
6.50%                                                                 02/01/29                     367           405 (h)
7.00%                                                                 10/01/16 - 08/01/36      100,218       111,807 (h)
7.50%                                                                 09/01/12 - 09/01/33       17,526        19,828 (h)
8.00%                                                                 11/01/30                  17,066        19,712 (h)
8.50%                                                                 04/01/30 - 05/01/30       22,010        25,932 (h)
5.50%                                                                 TBA                      180,000       190,069 (c)
Federal National Mortgage Assoc.
4.00%                                                                 05/01/19 - 06/01/19      171,747       177,950 (h)
4.50%                                                                 05/01/18 - 02/01/40    1,126,884     1,155,992 (h)
5.00%                                                                 03/01/34 - 08/01/35      412,539       427,224 (h)
5.47%                                                                 04/01/37                   9,465         9,865 (i)
5.50%                                                                 12/01/13 - 04/01/38    2,014,721     2,135,576 (h)
5.81%                                                                 03/01/37                   9,814        10,208 (i)
6.00%                                                                 06/01/14 - 07/01/35    1,527,262     1,653,307 (h)
6.50%                                                                 07/01/17 - 08/01/34      231,792       253,736 (h)
7.00%                                                                 03/01/15 - 02/01/34       82,502        91,426 (h)
7.50%                                                                 08/01/13 - 03/01/34      115,645       130,499 (h)

8.00%                                                                 12/01/12 - 11/01/33       89,842       103,869 (h)
8.50%                                                                 05/01/31                   4,422         5,156 (h)
9.00%                                                                 04/01/16 - 12/01/22       10,228        11,318 (h)
4.50%                                                                 TBA                      140,000       140,306 (c)
5.00%                                                                 TBA                      547,000       576,914 (c)
5.50%                                                                 TBA                      485,000       511,144 (c)
7.00%                                                                 TBA                      210,000       232,837 (c)
Government National Mortgage Assoc.
3.13%                                                                 12/20/24                   2,991         3,037 (h,i)
4.38%                                                                 02/20/23 - 02/20/26       10,375        10,723 (h,i)
4.50%                                                                 08/15/33 - 09/15/34      239,945       245,099 (h)
6.00%                                                                 04/15/27 - 09/15/36      331,931       359,098 (h)
6.50%                                                                 04/15/19 - 08/15/36      290,739       317,056 (h)
7.00%                                                                 03/15/12 - 10/15/36      178,138       197,973 (h)
7.50%                                                                 11/15/31 - 10/15/33        7,351         8,304 (h)
8.00%                                                                 12/15/29                   2,668         3,073 (h)
8.50%                                                                 10/15/17                  13,052        14,322 (h)
9.00%                                                                 11/15/16 - 12/15/21       36,295        40,577 (h)
                                                                                                          10,661,937

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
Federal Home Loan Mortgage Corp.
0.14%                                                                 09/25/43               1,222,413         7,393 (g,h,i,q)
0.63%                                                                 09/15/34                  53,520        46,794 (d,f)
4.50%                                                                 10/15/16 - 03/15/19      246,895        18,145 (g,h,q)
5.00%                                                                 10/15/14 - 12/01/34      486,089        45,843 (g,q)
5.00%                                                                 05/15/38                  76,070        76,014
5.50%                                                                 04/15/17 - 06/15/33      300,807        57,775 (g,h,q)
7.50%                                                                 01/15/16                   9,091         9,232 (h)
7.50%                                                                 07/15/27                   9,103         1,662 (g,h,q)
8.00%                                                                 02/01/23 - 07/01/24        4,516           920 (g,h,q)
Federal Home Loan Mortgage STRIPS
11.36%                                                                08/01/27                   1,165           950 (d,f,h)
Federal National Mortgage Assoc.
1.20%                                                                 12/25/42                  76,741         2,595 (g,h,i,q)
4.50%                                                                 05/25/18                  42,241         1,513 (g,h,q)
5.00%                                                                 08/25/17 - 02/25/32      228,200        25,597 (g,h,q)
5.00%                                                                 10/25/35 - 08/25/38      209,937       203,078
5.50%                                                                 01/25/33                 156,303       164,362 (h)
7.00%                                                                 09/25/20                     626           675 (h)
7.25%                                                                 05/25/18                 460,944        52,004 (g,h,i,q)
7.45%                                                                 08/25/16                  92,754         3,991 (g,h,i,q)
16.07%                                                                03/25/31                 242,397       276,713 (h,i)
Federal National Mortgage Assoc. (Class 1)
1.27%                                                                 11/01/34                 238,842       202,475 (d,f,h)
4.50%                                                                 09/01/35 - 01/01/36      509,616       104,166 (g,h,q)
5.00%                                                                 05/25/38                 148,016        29,104 (g,q)
Federal National Mortgage Assoc. (Class 2)
4.50%                                                                 08/01/35                 153,149        31,304 (g,q)
5.00%                                                                 03/25/38                 138,833        25,538 (g,q)
5.50%                                                                 12/01/33                  63,478        13,286 (g,h,q)
6.00%                                                                 05/25/36                 182,380        33,069 (g,h,q)
7.50%                                                                 11/01/23                  28,524         5,066 (g,h,q)
8.00%                                                                 08/01/23 - 07/01/24       10,035         2,117 (g,h,q)
8.50%                                                                 07/25/22                     441            93 (g,h,q)
9.00%                                                                 05/25/22                     290            67 (g,h,q)
Federal National Mortgage Assoc. (Class B)
0.00%                                                                 12/25/22                     287           254 (d,f,h)

Federal National Mortgage Assoc. (Class H)
5.00%                                                                 10/25/22                  67,876         6,154 (g,h,q)
Federal National Mortgage Assoc. (Class K)
1008.00%                                                              05/25/22                       7           150 (g,h,q)
Federal National Mortgage Assoc. REMIC
6.00%                                                                 04/25/37                 320,219        65,261 (g,q)
5.90%                                                                 11/25/39                 436,577        43,594 (g,i,q)
Federal National Mortgage Assoc. STRIPS
5.50%                                                                 11/25/39                 641,863       131,197 (g,q)
6.00%                                                                 01/01/35 - 09/01/35      247,669        40,644 (g,h,q)
                                                                                                           1,728,795

ASSET BACKED - 3.1%
Bear Stearns Asset Backed Securities Trust
0.47%                                                                 11/25/35                 583,349       537,181 (h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
0.81%                                                                 02/25/33                  22,165        20,998 (h,i)
5.75%                                                                 05/25/32                  22,583        11,350 (h,i,o)
Countrywide Asset-Backed Certificates
1.11%                                                                 05/25/33                  10,325         6,102 (h,i)
4.74%                                                                 10/25/35                  55,251        46,800 (i)
5.31%                                                                 08/25/35                 750,000       695,512 (h,i)
Mid-State Trust
7.54%                                                                 07/01/35                   1,968         1,863 (h,o)
Popular ABS Mortgage Pass-Through Trust
5.30%                                                                 11/25/35                  50,000        39,425
Residential Asset Mortgage Products Inc. (Class A)
0.81%                                                                 06/25/32                  19,766        15,389 (h,i)
Residential Asset Securities Corp.
0.75%                                                                 07/25/32                   4,264         2,130 (h,i)
Saxon Asset Securities Trust
5.23%                                                                 08/25/35                 517,205       451,214 (i)
Wells Fargo Home Equity Trust
3.97%                                                                 05/25/34                     697           695 (h,i,o)
                                                                                                           1,828,659

CORPORATE NOTES - 37.0%
AES El Salvador Trust
6.75%                                                                 02/01/16                 100,000        95,009 (b)
AES Panama S.A.
6.35%                                                                 12/21/16                  30,000        30,252 (b)
Agilent Technologies Inc.
5.50%                                                                 09/14/15                  46,000        49,310
Alliance One International, Inc.
10.00%                                                                07/15/16                  95,000        99,275 (b)
AMC Entertainment Inc.
8.75%                                                                 06/01/19                  83,000        87,150
America Movil SAB de C.V.
5.00%                                                                 03/30/20                 100,000        98,587 (b)
American Tower Corp.
4.63%                                                                 04/01/15                  94,000        96,671
Amsted Industries Inc.
8.13%                                                                 03/15/18                  92,000        92,000 (b)
Anadarko Petroleum Corp.
6.20%                                                                 03/15/40                  66,000        64,938

Anheuser-Busch InBev Worldwide Inc.
5.00%                                                                 04/15/20                 136,000       136,419 (b)
5.38%                                                                 11/15/14                  89,000        96,396 (b)
ARAMARK Corp.
8.50%                                                                 02/01/15                 212,000       216,770 (h)
Arizona Public Service Co.
6.25%                                                                 08/01/16                 165,000       177,802 (h)
AT&T Inc.
6.40%                                                                 05/15/38                 148,000       152,164 (h)
6.70%                                                                 11/15/13                 108,000       123,237 (h)
Avis Budget Finance, Inc.
9.63%                                                                 03/15/18                  66,000        68,970 (b)
Banco do Brasil S.A.
8.50%                                                                 10/29/49                 200,000       222,000 (b,h)
Banco Mercantil del Norte S.A.
6.14%                                                                 10/13/16                  14,000        13,863 (i)
Banco Nacional de Desenvolvimento Economico e Social
5.50%                                                                 07/12/20                 100,000        99,000 (b)
Bank of America Corp.
4.50%                                                                 04/01/15                  80,000        80,667
5.75%                                                                 12/01/17                  25,000        25,632
6.50%                                                                 08/01/16                 260,000       281,059 (h)
7.38%                                                                 05/15/14                  35,000        39,359
BE Aerospace Inc.
8.50%                                                                 07/01/18                 134,000       143,045 (h)
BlackRock, Inc.
5.00%                                                                 12/10/19                  88,000        88,090
Boise Co-Issuer Co.
8.00%                                                                 04/01/20                  66,000        66,000 (b)
Bombardier Inc.
7.75%                                                                 03/15/20                 124,000       129,580 (b)
Boston Scientific Corp.
4.50%                                                                 01/15/15                  42,000        40,252
6.00%                                                                 01/15/20                  44,000        41,566
CA, Inc.
5.38%                                                                 12/01/19                 114,000       115,230 (h)
6.13%                                                                 12/01/14                  32,000        35,376
Calpine Corp.
7.25%                                                                 10/15/17                   5,000         4,913 (b)
Cantor Fitzgerald LP
7.88%                                                                 10/15/19                  64,000        64,137 (b)
Cargill Inc.
5.20%                                                                 01/22/13                 162,000       172,335 (b,h)
6.00%                                                                 11/27/17                  63,000        68,384 (b)
Case New Holland Inc.
7.75%                                                                 09/01/13                 128,000       132,800 (b,h)
Cenovus Energy Inc.
4.50%                                                                 09/15/14                  69,000        71,988 (b)
6.75%                                                                 11/15/39                  63,000        68,328 (b)
Central American Bank for Economic Integration
5.38%                                                                 09/24/14                  70,000        70,000 (b)
CFG Investment SAC
9.25%                                                                 12/19/13                 100,000       104,750 (h)
Chesapeake Energy Corp.
7.25%                                                                 12/15/18                  17,000        17,000
Cincinnati Bell Inc.
8.25%                                                                 10/15/17                 122,000       123,525 (h)
8.75%                                                                 03/15/18                  80,000        80,700

Citigroup, Inc.
5.00%                                                                 09/15/14                  79,000        78,889
5.13%                                                                 05/05/14                 102,000       104,219
6.38%                                                                 08/12/14                 222,000       237,163 (h)
8.50%                                                                 05/22/19                 274,000       319,809 (h)
City National Capital Trust I
9.63%                                                                 02/01/40                  64,000        71,106
Clarendon Alumina Production Ltd.
8.50%                                                                 11/16/21                 155,000       153,450 (b,h)
Comcast Corp.
6.40%                                                                 03/01/40                  68,000        69,117
6.50%                                                                 01/15/15                  62,000        69,790
Community Health Systems, Inc.
8.88%                                                                 07/15/15                 154,000       159,390 (h)
Consolidated Edison Company of New York Inc.
5.85%                                                                 04/01/18                  45,000        49,249
6.65%                                                                 04/01/19                  74,000        84,576
Corp Nacional del Cobre de Chile
5.63%                                                                 09/21/35                  14,000        13,465 (b)
Corp Pesquera Inca SAC
9.00%                                                                 02/10/17                  10,000        10,100 (b)
COX Communications Inc.
6.25%                                                                 06/01/18                  83,000        88,271 (b)
7.13%                                                                 10/01/12                  57,000        63,707 (h)
Credit Suisse
6.00%                                                                 02/15/18                  19,000        20,117
Credit Suisse AG
5.40%                                                                 01/14/20                 100,000       100,782
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%                                                                 09/07/11                 100,000        99,250
Crown Castle Towers LLC
6.11%                                                                 01/15/40                  66,000        69,039 (b)
CVS Caremark Corp.
5.75%                                                                 06/01/17                  38,000        40,979
6.13%                                                                 09/15/39                  94,000        93,425
DASA Finance Corp.
8.75%                                                                 05/29/18                 122,000       130,540
Denbury Resources, Inc.
8.25%                                                                 02/15/20                  66,000        69,960
DirecTV Financing Company Inc.
4.75%                                                                 10/01/14                  70,000        73,130 (b)
5.88%                                                                 10/01/19                  76,000        79,092 (b)
DIRECTV Holdings LLC
5.20%                                                                 03/15/20                  80,000        78,761 (b)
DISH DBS Corp.
6.63%                                                                 10/01/14                  80,000        80,600
Drummond Company Inc.
7.38%                                                                 02/15/16                  94,000        91,650
9.00%                                                                 10/15/14                  67,000        69,010 (b)
Duke Energy Indiana Inc.
6.35%                                                                 08/15/38                 111,000       118,355
Dynegy Holdings Inc.
7.50%                                                                 06/01/15                 116,000        96,280
EDP Finance BV
4.90%                                                                 10/01/19                 100,000        94,599 (b)
El Paso Corp.
8.05%                                                                 10/15/30                  67,000        66,884

Enel Finance International S.A.
5.13%                                                                 10/07/19                 100,000        98,831 (b,h)
European Investment Bank
4.88%                                                                 01/17/17                 100,000       108,482 (h)
Exelon Corp.
4.90%                                                                 06/15/15                 100,000       104,224
Exelon Generation Company LLC
5.20%                                                                 10/01/19                  47,000        47,480
6.25%                                                                 10/01/39                  78,000        78,874
Fibria Overseas Finance Ltd.
9.25%                                                                 10/30/19                 100,000       114,000 (b)
Gaz Capital S.A.
9.25%                                                                 04/23/19                 100,000       118,250
Genworth Financial Inc.
8.63%                                                                 12/15/16                  64,000        69,841
GlaxoSmithKline Capital Inc.
4.85%                                                                 05/15/13                  66,000        71,537
Globo Comunicacao e Participacoes S.A.
7.25%                                                                 04/26/22                 100,000       105,250 (b)
Hartford Financial Services Group Inc.
5.50%                                                                 03/30/20                 136,000       133,947
HCA Inc.
7.88%                                                                 02/15/20                  84,000        87,937 (b)
8.50%                                                                 04/15/19                  27,000        29,042 (b)
9.25%                                                                 11/15/16                 190,000       201,994
Health Management Associates, Inc.
6.13%                                                                 04/15/16                  87,000        82,867
Holcim US Finance Sarl & Cie SCS
6.00%                                                                 12/30/19                 127,000       131,889 (b)
Host Hotels & Resorts LP (REIT)
9.00%                                                                 05/15/17                 123,000       132,840 (b)
HSBC Finance Corp.
5.00%                                                                 06/30/15                 234,000       243,684
5.70%                                                                 06/01/11                 135,000       140,649
6.75%                                                                 05/15/11                  95,000        99,855
HSBC Holdings PLC
6.50%                                                                 05/02/36                 100,000       103,047 (h)
6.80%                                                                 06/01/38                 250,000       268,082
Icahn Enterprises LP
8.00%                                                                 01/15/18                  86,000        82,883 (b)
IIRSA Norte Finance Ltd.
8.75%                                                                 05/30/24                 160,528       175,778 (b,h)
Illinois Power Co.
9.75%                                                                 11/15/18                  98,000       125,601
Ingles Markets Inc.
8.88%                                                                 05/15/17                 140,000       146,300
Intelsat Subsidiary Holding Company Ltd.
8.88%                                                                 01/15/15                  69,000        71,243
Intergas Finance BV
6.38%                                                                 05/14/17                 100,000       103,000 (b)
Intergen N.V.
9.00%                                                                 06/30/17                 288,000       296,640 (b)
International Paper Co.
7.50%                                                                 08/15/21                 162,000       184,083
JP Morgan Chase Capital XXV (Series Y)
6.80%                                                                 10/01/37                  33,000        32,849

JPMorgan Chase & Co.
5.13%                                                                 09/15/14                  40,000        42,256
JPMorgan Chase Bank
5.88%                                                                 06/13/16                  19,000        20,441
JPMorgan Chase Capital XXVII
7.00%                                                                 11/01/39                  95,000        96,948
Kazakhstan Temir Zholy Finance BV
6.50%                                                                 05/11/11                 100,000       101,000
KazMunaiGaz Finance Sub BV
11.75%                                                                01/23/15                 100,000       128,500 (b)
Kraft Foods Inc.
5.38%                                                                 02/10/20                 112,000       113,832
Kreditanstalt fuer Wiederaufbau
3.50%                                                                 03/10/14                 340,000       353,818
4.13%                                                                 10/15/14                 132,000       138,493
4.50%                                                                 07/16/18                 231,000       242,884
L-3 Communications Corp.
5.88%                                                                 01/15/15                  82,000        83,435
Lincoln National Corp.
8.75%                                                                 07/01/19                 110,000       134,505
Lloyds TSB Bank PLC
4.38%                                                                 01/12/15                 100,000        98,578 (b)
5.80%                                                                 01/13/20                 179,000       174,648 (b)
Majapahit Holding BV
7.25%                                                                 10/17/11                 100,000       105,875 (b)
7.75%                                                                 10/17/16                 100,000       109,625 (b)
7.75%                                                                 01/20/20                 100,000       108,500
Merrill Lynch & Company Inc.
6.05%                                                                 08/15/12                 110,000       117,481
6.88%                                                                 04/25/18                 110,000       118,544
Midamerican Energy Holdings Co.
6.13%                                                                 04/01/36                 115,000       115,865 (h)
Morgan Stanley
5.50%                                                                 01/26/20                 100,000        97,814
5.63%                                                                 09/23/19                 125,000       124,559
6.00%                                                                 04/28/15                  67,000        71,771
7.30%                                                                 05/13/19                 166,000       183,398
Morgan Stanley (Series F)
6.63%                                                                 04/01/18                 100,000       106,658
Motiva Enterprises LLC
6.85%                                                                 01/15/40                  66,000        71,124 (b)
Naftogaz Ukraine
9.50%                                                                 09/30/14                 100,000       104,053 (m)
National Agricultural Cooperative Federation
5.00%                                                                 09/30/14                  58,000        60,094 (b)
Navistar International Corp.
8.25%                                                                 11/01/21                  64,000        65,280
NET Servicos de Comunicacao S.A.
7.50%                                                                 01/27/20                 100,000       105,500 (b)
New Communications Holdings Inc.
8.25%                                                                 04/15/17                  40,000        40,700 (b)
Newfield Exploration Co.
6.88%                                                                 02/01/20                 108,000       108,810
Newmont Mining Corp.
6.25%                                                                 10/01/39                 142,000       141,996
News America Inc.
5.65%                                                                 08/15/20                  45,000        47,414
6.65%                                                                 11/15/37                  96,000       100,964

Nexen Inc.
6.20%                                                                 07/30/19                 113,000       121,830
7.50%                                                                 07/30/39                  76,000        86,692
Nextel Communications, Inc. (series D)
7.38%                                                                 08/01/15                  67,000        63,650
Nisource Finance Corp.
6.13%                                                                 03/01/22                  62,000        64,687
Noble Group Ltd.
6.75%                                                                 01/29/20                 100,000       103,375 (b)
Nomura Holdings Inc.
5.00%                                                                 03/04/15                  34,000        34,755
6.70%                                                                 03/04/20                  34,000        35,286
NRG Energy, Inc.
7.38%                                                                 02/01/16                 195,000       193,537
Pacific Gas & Electric Co.
5.80%                                                                 03/01/37                 105,000       104,188
Pacificorp
6.25%                                                                 10/15/37                   2,000         2,124
PAETEC Holding Corp.
8.88%                                                                 06/30/17                  18,000        18,495 (b)
8.88%                                                                 06/30/17                  28,000        28,770
Pemex Finance Ltd.
9.03%                                                                 02/15/11                  13,000        13,354 (h)
Pemex Project Funding Master Trust
6.63%                                                                 06/15/38                  20,000        19,390 (b)
Petrobras International Finance Co.
5.75%                                                                 01/20/20                  70,000        71,714
Petroleos Mexicanos
4.88%                                                                 03/15/15                 100,000       102,700 (b)
6.00%                                                                 03/05/20                  30,000        30,750 (b)
8.00%                                                                 05/03/19                  10,000        11,725
Petroleum Company of Trinidad & Tobago Ltd.
6.00%                                                                 05/08/22                 100,000        94,000 (b)
Pioneer Natural Resources Co.
7.50%                                                                 01/15/20                  58,000        59,676
Plains All American Pipeline LP
4.25%                                                                 09/01/12                  97,000       100,777
Principal Financial Group, Inc.
8.88%                                                                 05/15/19                  45,000        54,039
ProLogis (REIT)
6.88%                                                                 03/15/20                  66,000        65,191
Prudential Financial, Inc.
3.63%                                                                 09/17/12                  31,000        31,882
3.88%                                                                 01/14/15                 100,000        99,812
5.15%                                                                 01/15/13                  73,000        77,456
7.38%                                                                 06/15/19                  66,000        75,688
QVC Inc.
7.50%                                                                 10/01/19                  52,000        53,040 (b)
RailAmerica, Inc.
9.25%                                                                 07/01/17                 128,000       136,480
Republic Services Inc.
5.00%                                                                 03/01/20                  48,000        47,069 (b)
5.25%                                                                 11/15/21                  64,000        63,268 (b)
5.50%                                                                 09/15/19                  44,000        45,063 (b)
Reynolds Group DL Escrow Inc.
7.75%                                                                 10/15/16                 167,000       171,592 (b)

Roche Holdings Inc.
6.00%                                                                 03/01/19                  76,000        83,989 (b)
Rockies Express Pipeline LLC
5.63%                                                                 04/15/20                 192,000       189,027 (b)
RR Donnelley & Sons Co.
4.95%                                                                 04/01/14                 100,000       100,502
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%                                                                 05/15/17                 100,000       103,740 (b)
Sabine Pass LNG LP
7.25%                                                                 11/30/13                 105,000        98,700
SBA Telecommunications Inc.
8.00%                                                                 08/15/16                  28,000        29,470 (b)
8.25%                                                                 08/15/19                  42,000        44,730 (b)
Security Benefit Life Insurance
8.75%                                                                 05/15/16                 120,000        72,000 (b)
Simon Property Group LP (REIT)
5.65%                                                                 02/01/20                 132,000       128,785
6.75%                                                                 05/15/14                  78,000        85,337
Solutia Inc.
7.88%                                                                 03/15/20                  66,000        66,825
Southern Copper Corp.
7.50%                                                                 07/27/35                 100,000       104,208
Talisman Energy Inc.
7.75%                                                                 06/01/19                  52,000        61,961
Teachers Insurance & Annuity Association of America
6.85%                                                                 12/16/39                  76,000        82,440 (b)
Telecom Italia Capital S.A.
7.18%                                                                 06/18/19                 168,000       181,374
Tesoro Corp. (Series B)
6.63%                                                                 11/01/15                 164,000       157,030
The AES Corp.
8.00%                                                                 10/15/17 - 06/01/20       56,000        56,296
The Dow Chemical Co.
5.90%                                                                 02/15/15                  90,000        97,436
8.55%                                                                 05/15/19                  98,000       118,555
The Goldman Sachs Group Inc.
5.38%                                                                 03/15/20                  68,000        67,371
The Kroger Co.
6.15%                                                                 01/15/20                  98,000       106,385
The Potomac Edison Co.
5.35%                                                                 11/15/14                  95,000        99,692 (h)
The Travelers Companies, Inc.
5.80%                                                                 05/15/18                  78,000        83,556
The Williams Companies, Inc.
7.88%                                                                 09/01/21                  71,000        83,597
Time Warner Cable Inc.
5.00%                                                                 02/01/20                  76,000        74,935
6.75%                                                                 07/01/18                  58,000        64,807
7.50%                                                                 04/01/14                  52,000        60,032
Time Warner Inc.
5.88%                                                                 11/15/16                  83,000        90,681
6.20%                                                                 03/15/40                  68,000        67,131
TNK-BP Finance S.A.
6.25%                                                                 02/02/15                  25,000        26,250 (b)
7.25%                                                                 02/02/20                  15,000        15,637 (b)
UPC Germany GmbH
8.13%                                                                 12/01/17                 100,000       103,125 (b)

USB Capital XIII Trust
6.63%                                                                 12/15/39                  98,000        99,201
Valero Energy Corp.
6.13%                                                                 02/01/20                 132,000       132,033
Vedanta Resources PLC
9.50%                                                                 07/18/18                 100,000       110,500 (b)
Verizon Communications Inc.
6.35%                                                                 04/01/19                  30,000        33,216
6.40%                                                                 02/15/38                  70,000        72,627
6.90%                                                                 04/15/38                  76,000        83,820
8.75%                                                                 11/01/18                  40,000        50,180
Verizon Wireless Capital LLC
5.55%                                                                 02/01/14                 106,000       115,841
7.38%                                                                 11/15/13                  79,000        91,381
Virgin Media Finance PLC
8.38%                                                                 10/15/19                 100,000       102,750
WEA Finance LLC
6.75%                                                                 09/02/19                  64,000        68,293 (b)
7.50%                                                                 06/02/14                 100,000       111,930 (b)
Williams Partners LP
5.25%                                                                 03/15/20                  56,000        56,114 (b)
6.30%                                                                 04/15/40                  99,000        98,377 (b)
Windstream Corp.
7.88%                                                                 11/01/17                 176,000       173,360
Woodside Finance Ltd.
4.50%                                                                 11/10/14                 165,000       169,052 (b)
Woori Bank
4.50%                                                                 10/07/15                 100,000        99,423 (b)
Wyeth
5.50%                                                                 03/15/13                 108,000       118,213
XL Capital Ltd.
5.25%                                                                 09/15/14                 142,000       146,791
Xstrata Finance Canada Ltd.
5.80%                                                                 11/15/16                  62,873        65,598 (b)
                                                                                                          21,841,984

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 8.9%
Banc of America Commercial Mortgage Inc.
5.63%                                                                 07/10/46                 146,000       148,024 (h)
Banc of America Commercial Mortgage Inc. (Class A)
5.49%                                                                 02/10/51                 131,250       124,612 (h)
5.66%                                                                 06/10/49                 150,000       135,143 (h)
Banc of America Commercial Mortgage Inc. (Class C)
5.70%                                                                 04/10/49                 100,000        22,357 (h,i,o)
Banc of America Funding Corp.
5.48%                                                                 03/20/36                  68,727         3,253 (h,i,o)
Banc of America Mortgage Securities Inc. (Class B)
5.13%                                                                 01/25/36                  73,678         5,448 (h,i,o)
Bear Stearns Commercial Mortgage Securities
5.46%                                                                 03/11/39                  50,000        41,330 (i)
5.69%                                                                 06/11/50                 120,000       118,762 (h,i)
5.72%                                                                 06/11/40                  60,000        36,098 (i)
6.21%                                                                 11/11/17                  70,000        39,565 (i)
Bear Stearns Commercial Mortgage Securities (Class A)
5.46%                                                                 04/12/38                  25,000        25,473 (i)
5.92%                                                                 06/11/50                  80,000        67,671 (i)
Bear Stearns Commercial Mortgage Securities (Class D)
5.99%                                                                 09/11/42                  20,000         7,009 (h,i,o)

Citigroup Commercial Mortgage Trust
0.30%                                                                 04/15/22                 221,855       195,586 (b,h,i)
Citigroup Commercial Mortgage Trust. (Class A)
5.48%                                                                 10/15/49                  60,000        37,710
Commercial Mortgage Pass Through Certificates
0.33%                                                                 12/15/20                  83,703        76,169 (b,i)
5.77%                                                                 06/10/46                 150,000       154,843
Countrywide Commercial Mortgage Trust
5.46%                                                                 07/12/46                 150,000       125,679
Credit Suisse Mortgage Capital Certificates
                                                                      09/15/39                 217,000       208,460 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                                                 02/25/36                  38,053         2,714 (h,i,o)
CS First Boston Mortgage Securities Corp.
1.40%**                                                               03/15/35               2,687,264             - (h,i,o)
5.34%                                                                 10/25/35                  72,387         7,963 (h,i,o)
Greenwich Capital Commercial Funding Corp.
5.44%                                                                 03/10/39                 541,000       526,122 (h)
5.60%                                                                 12/10/49                  50,000        51,113
5.74%                                                                 12/10/49                 323,000       313,973 (h)
GS Mortgage Securities Corp II
5.55%                                                                 04/10/38                 230,000       231,157 (i)
Indymac INDA Mortgage Loan Trust
5.26%                                                                 01/25/36                  83,044           631 (h,i,o)
Indymac INDA Mortgage Loan Trust (Class B)
5.26%                                                                 01/25/36                  99,236         4,844 (h,i,o)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%                                                                 08/12/37                 150,000       155,948 (i)
5.50%                                                                 06/12/47                  30,000        15,600 (i)
5.79%                                                                 02/12/51                  90,000        89,790 (i)
6.07%                                                                 02/12/51                 210,000       188,177
6.20%                                                                 02/12/51                  40,000         7,261 (i,o)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A)
5.82%                                                                 06/15/49                 380,000       364,381
5.90%                                                                 02/12/51                 120,000       100,402 (i)
LB-UBS Commercial Mortgage Trust
1.99%                                                                 04/15/41                  30,000        18,996 (d)
5.66%                                                                 03/15/39                 250,000       255,992 (i)
5.87%                                                                 09/15/45                 150,000       147,656 (i)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                                 07/14/16                  34,000        35,045 (h,o)
LB-UBS Commercial Mortgage Trust (Class F)
6.24%                                                                 07/15/40                  70,000         9,966 (i,o)
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.53%                                                                 06/15/22                 100,432        92,857 (b,i)
MASTR Alternative Loans Trust
5.00%                                                                 08/25/18                 102,373         9,817 (g,h,o,q)
Morgan Stanley Capital I
5.28%                                                                 12/15/43                 102,000       105,660 (h)
5.36%                                                                 11/12/41                 245,000       219,543
5.39%                                                                 11/12/41                 280,000       173,007 (h,i)
5.45%                                                                 02/12/44                 143,000       136,432 (i)
5.71%                                                                 07/12/44                 100,000       104,662 (h)
Puma Finance Ltd. (Class A)
0.63%                                                                 10/11/34                  54,682        53,009 (h,i)
Residential Funding Mortgage Securities I
5.75%                                                                 01/25/36                 171,642        11,428 (h,o)

Wachovia Bank Commercial Mortgage Trust
5.25%                                                                 12/15/43                 120,000       119,708
5.52%                                                                 01/15/45                  90,000        60,491 (i)
Wachovia Bank Commercial Mortgage Trust (Class A)
6.00%                                                                 06/15/45                  30,000        19,769 (i)
Wells Fargo Mortgage Backed Securities Trust
5.50%                                                                 01/25/36                 149,990        21,310 (h,o)
                                                                                                           5,228,616

SOVEREIGN BONDS - 3.4%
Government of Argentina
2.50%                                                                 12/31/38                  66,655        23,929
8.28%                                                                 12/31/33                  33,823        25,367
Government of Belize
6.00%                                                                 02/20/29                  27,100        18,699 (j)
Government of Brazil
8.00%                                                                 01/15/18                  67,556        78,736
8.25%                                                                 01/20/34                  66,000        84,150
Government of Colombia
6.13%                                                                 01/18/41                 100,000        95,500
Government of Dominican
9.04%                                                                 01/23/18                  57,928        63,721
9.50%                                                                 09/27/11                  43,145        45,087
Government of El Salvador
7.65%                                                                 06/15/35                  20,000        21,050 (b)
Government of Hellenic Republic
6.25%                                                                 06/19/20                  97,000       126,034
Government of Indonesia
11.63%                                                                03/04/19                 100,000       143,750 (b)
Government of Lebanon
4.00%                                                                 12/31/17                  42,400        40,492
Government of Panama
6.70%                                                                 01/26/36                 105,000       111,562
Government of Peruvian
6.55%                                                                 03/14/37                  84,000        89,880
Government of Philippines
6.50%                                                                 01/20/20                 100,000       107,750
Government of Poland
6.38%                                                                 07/15/19                  21,000        23,006
Government of South Africa
5.50%                                                                 03/09/20                 100,000       100,875
Government of Turkey
5.63%                                                                 03/30/21                 100,000        98,250
Government of Uruguay
6.88%                                                                 09/28/25                  20,114        21,824
Government of Venezuela
1.25%                                                                 04/20/11                  13,000        12,090 (i)
5.38%                                                                 08/07/10                  99,000        98,505
10.75%                                                                09/19/13                  34,000        33,235
Hellenic Republic Government Bond
6.10%                                                                 08/20/15                 300,000       404,562
Russian Foreign Bond - Eurobond
7.50%                                                                 03/31/30                  82,486        95,074 (j)
United Mexican States
5.13%                                                                 01/15/20                  40,000        40,400
                                                                                                           2,003,528

MUNICIPAL BONDS AND NOTES - 0.5%
American Municipal Power-Ohio Inc.
6.05%                                                                 02/15/43                  50,000        48,067
Municipal Electric Authority of Georgia
6.64%                                                                 04/01/57                 103,000       102,163
New Jersey State Turnpike Authority
7.41%                                                                 01/01/40                 110,000       128,087
New Jersey Transportation Trust Fund Authority
6.88%                                                                 12/15/39                  15,000        15,420
                                                                                                             293,737

TOTAL BONDS AND NOTES                                                                                     54,220,588
 (COST $53,911,259)

                                                                                NUMBER OF
                                                                                  SHARES
-----------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%

Citigroup Capital XII                                                                           105,247 (i)
 (COST $102,500)

OTHER INVESTMENTS - 0.4%

GEI Investment Fund                                                                             265,012 (k)
 (COST $319,292)

TOTAL INVESTMENT IN SECURITIES                                                               54,590,847
 (COST $54,333,051)

SHORT-TERM INVESTMENTS - 8.8%

GE Money Market Fund Institutional Class
0.00%                                                                                         5,145,352 (d,k)
 (COST $5,145,352)

TOTAL INVESTMENTS                                                                            59,736,199
 (COST $59,478,403)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.3)%                                            (765,820)

                                                                                            -----------
NET ASSETS  - 100.0%                                                                       $ 58,970,379
                                                                                            ===========

OTHER INFORMATION

The GEI Income Fund had the following short futures contracts open at March 31,2010 (unaudited):


                                                             CURRENT     UNREALIZED
                                  EXPIRATION   NUMBER OF     NOTIONAL   APPRECIATION/
          DESCRIPTION                DATE      CONTRACTS      VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------------
German Euro Bobl Futures           June 2010       3      $ (475,263)       $ (1,229)
German Euro Bund Futures           June 2010       1        (166,905)            416
UK Long Gilt Bond Futures          June 2010       4        (696,257)         (1,139)
5Yr. U.S. Treasury Notes Futures   June 2010      18      (2,067,188)          5,786
10Yr. U.S. Treasury Notes Futures  June 2010      88     (10,230,000)         32,481

The GEI Income Fund had the following long futures contracts open at March 31,2010 (unaudited):


                                                             CURRENT     UNREALIZED
                                  EXPIRATION   NUMBER OF     NOTIONAL   APPRECIATION/
          DESCRIPTION                DATE      CONTRACTS      VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------------
2Yr. U.S. Treasury Notes Futures   June 2010       6      $ 1,301,719           $ 640
                                                                              -------
                                                                             $ 36,955
                                                                              =======

                              GEI TOTAL RETURN FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                NUMBER OF
                                                                                  SHARES       VALUE
-------------------------------------------------------------------------------------------------------
Domestic Equity - 33.5%  +
Aerospace & Defense - 0.7%
Alliant Techsystems, Inc.                                                          47,580   $ 3,868,254 (a)
Hexcel Corp.                                                                      312,470     4,512,067 (a)
Honeywell International Inc.                                                       83,520     3,780,950
ITT Corp.                                                                         105,332     5,646,848
Rockwell Collins, Inc.                                                             29,232     1,829,631
                                                                                             19,637,750

BEVERAGES - 1.0%
Coca-Cola Enterprises, Inc.                                                       118,546     3,278,982
Molson Coors Brewing Co. (Class B)                                                 36,907     1,552,308
PepsiCo, Inc.                                                                     325,408    21,528,994
                                                                                             26,360,284

BIOTECHNOLOGY - 1.6%
Alexion Pharmaceuticals, Inc.                                                      19,234     1,045,753 (a)
Amgen Inc.                                                                        387,377    23,149,650 (a,h)
Gilead Sciences, Inc.                                                             351,940    16,006,231 (a)
Vertex Pharmaceuticals Inc.                                                        78,735     3,217,899 (a)
                                                                                             43,419,533

CAPITAL MARKETS - 2.1%
Affiliated Managers Group Inc.                                                     58,969     4,658,551 (a)
Ameriprise Financial, Inc.                                                         77,952     3,535,903
Invesco Ltd.                                                                      158,227     3,466,754
Morgan Stanley                                                                     61,248     1,793,954
State Street Corp.                                                                365,279    16,488,694 (e)
The Bank of New York Mellon Corp.                                                 136,417     4,212,557
The Charles Schwab Corp.                                                          108,655     2,030,762
The Goldman Sachs Group, Inc                                                      108,423    18,500,216
                                                                                             54,687,391

CHEMICALS - 0.9%
Intrepid Potash, Inc.                                                              88,662     2,689,118 (a)
Monsanto Co.                                                                      146,471    10,460,958
Praxair, Inc.                                                                     135,078    11,211,474
                                                                                             24,361,550

COMMERCIAL BANKS - 0.3%
Regions Financial Corp.                                                           323,411     2,538,777
SunTrust Banks, Inc.                                                               60,669     1,625,322
US Bancorp                                                                         76,561     1,981,399
Zions Bancorporation                                                               41,653       908,868
                                                                                              7,054,366

COMMERCIAL SERVICES & SUPPLIES - 0.6%
Corrections Corporation of America                                                418,730     8,315,977 (a)
Iron Mountain Inc.                                                                190,870     5,229,838
Stericycle, Inc.                                                                   23,709     1,292,141 (a)
                                                                                             14,837,956

COMMUNICATIONS EQUIPMENT - 1.6%
Cisco Systems, Inc.                                                               823,566    21,437,423 (a,h)
Juniper Networks, Inc.                                                            137,240     4,210,523 (a)
QUALCOMM Inc.                                                                     428,007    17,972,014
                                                                                             43,619,960

COMPUTERS & PERIPHERALS - 1.0%
Apple Inc.                                                                         25,618     6,018,437 (a)
Hewlett-Packard Co.                                                               109,969     5,844,852
International Business Machines Corp.                                              75,169     9,640,424
Synaptics Inc.                                                                    142,963     3,947,208 (a)
                                                                                             25,450,921

DIVERSIFIED FINANCIAL SERVICES - 1.4%
Bank of America Corp.                                                             627,553    11,201,821
CME Group Inc.                                                                     52,647    16,642,243
JPMorgan Chase & Co.                                                              178,353     7,981,297
MSCI Inc. (Class A)                                                                60,738     2,192,642 (a)
                                                                                             38,018,003

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
AT&T Inc.                                                                         160,081     4,136,493
Verizon Communications Inc.                                                        69,601     2,159,023
                                                                                              6,295,516

ELECTRIC UTILITIES - 0.6%
Edison International                                                               97,441     3,329,559
Entergy Corp.                                                                      20,880     1,698,588
ITC Holdings Corp.                                                                102,362     5,629,910
Northeast Utilities                                                               190,036     5,252,595
                                                                                             15,910,652

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
Cogent, Inc.                                                                      184,029     1,877,096 (a)
Corning Inc.                                                                      127,369     2,574,127
                                                                                              4,451,223

ENERGY EQUIPMENT & SERVICES - 1.1%
Dresser-Rand Group Inc.                                                            91,174     2,864,687 (a)
Halliburton Co.                                                                   106,489     3,208,514
Nabors Industries Ltd.                                                             29,343       576,003 (a)
National Oilwell Varco, Inc.                                                       24,361       988,569
Noble Corp.                                                                        71,126     2,974,489
Schlumberger Ltd.                                                                 267,295    16,962,541
Weatherford International Ltd.                                                    161,779     2,565,815 (a)
                                                                                             30,140,618

FOOD & STAPLES RETAILING - 0.0%*
Safeway Inc.                                                                       26,448       657,497

FOOD PRODUCTS - 0.5%
Archer-Daniels-Midland Co.                                                         62,640     1,810,296
Kraft Foods Inc. (Class A)                                                        103,009     3,114,992
McCormick & Company Inc.                                                          146,552     5,621,735
Mead Johnson Nutrition Co. (Class A)                                               49,276     2,563,830
                                                                                             13,110,853

GAS UTILITIES - 0.1%
EQT CORP.                                                                          40,444     1,658,204

HEALTHCARE EQUIPMENT & SUPPLIES - 1.8%
Baxter International Inc.                                                         147,194     8,566,691
Becton Dickinson & Co.                                                             33,408     2,630,212
Covidien PLC                                                                      194,360     9,772,420
DENTSPLY International Inc.                                                        46,804     1,631,119
Gen-Probe Inc.                                                                     48,726     2,436,300 (a)
Hologic, Inc.                                                                     202,756     3,759,096 (a)
Masimo Corp.                                                                      158,200     4,200,210
Medtronic, Inc.                                                                   130,772     5,888,663
ResMed, Inc.                                                                      120,407     7,663,906 (a)
                                                                                             46,548,617

HEALTHCARE PROVIDERS & SERVICES - 1.1%
Cardinal Health, Inc.                                                              76,561     2,758,493
Catalyst Health Solutions, Inc.                                                    93,072     3,851,319 (a)
Express Scripts, Inc.                                                             142,237    14,474,037 (a)
McKesson Corp.                                                                     16,705     1,097,853
Omnicare, Inc.                                                                     62,640     1,772,086
Psychiatric Solutions, Inc.                                                        32,254       961,169 (a)
UnitedHealth Group, Inc.                                                          168,835     5,515,839 (a)
                                                                                             30,430,796

HOTELS RESTAURANTS & LEISURE - 0.4%
Carnival Corp.                                                                    139,821     5,436,240
Marriott International, Inc. (Class A)                                             28,094       885,523
Penn National Gaming, Inc.                                                        113,367     3,151,603 (a)
The Cheesecake Factory Inc.                                                        68,554     1,855,071 (a)
                                                                                             11,328,437

HOUSEHOLD DURABLES - 0.1%
MDC Holdings, Inc.                                                                 44,628     1,544,575

HOUSEHOLD PRODUCTS - 0.5%
Clorox Co.                                                                         48,024     3,080,259
Kimberly-Clark Corp.                                                               24,360     1,531,757
The Procter & Gamble Co.                                                          125,976     7,970,502
                                                                                             12,582,518

INDUSTRIAL CONGLOMERATES - 0.2%
McDermott International, Inc.                                                      53,843     1,449,454 (a)
Textron, Inc.                                                                     206,755     4,389,409
                                                                                              5,838,863

INSURANCE - 1.2%
ACE Ltd.                                                                          152,835     7,993,270
AFLAC Inc.                                                                        123,851     6,723,871
AON Corp.                                                                          45,936     1,961,927

HCC Insurance Holdings, Inc.                                                      233,998     6,458,345
MetLife, Inc.                                                                      25,753     1,116,135
PartnerRe Ltd.                                                                     19,488     1,553,583
Principal Financial Group, Inc.                                                    79,344     2,317,638
Prudential Financial, Inc.                                                         69,600     4,210,800
                                                                                             32,335,569

INTERNET SOFTWARE & SERVICES - 0.5%
Equinix, Inc.                                                                       9,631       937,482 (a)
Google Inc. (Class A)                                                              16,966     9,619,892 (a)
MercadoLibre, Inc.                                                                 55,030     2,652,996 (a)
                                                                                             13,210,370

IT SERVICES - 1.1%
Accenture PLC                                                                      20,880       875,916
Cognizant Technology Solutions Corp. (Class A)                                     62,219     3,171,925 (a)
Cybersource Corp.                                                                  98,157     1,731,489 (a)
DST Systems, Inc.                                                                   5,715       236,887
Paychex, Inc.                                                                     100,814     3,094,990
Telvent GIT S.A.                                                                   35,215     1,012,783
The Western Union Co.                                                             612,806    10,393,190
Visa, Inc. (Class A)                                                              104,327     9,496,887
                                                                                             30,014,067

LIFE SCIENCES TOOLS & SERVICES - 0.7%
Covance Inc.                                                                       72,507     4,451,205 (a)
Illumina, Inc.                                                                     86,099     3,349,251 (a)
Life Technologies Corp.                                                            23,664     1,236,917 (a)
Mettler-Toledo International, Inc.                                                 30,945     3,379,194 (a)
Thermo Fisher Scientific, Inc.                                                    119,444     6,144,199 (a)
                                                                                             18,560,766

MACHINERY - 0.5%
Cummins Inc.                                                                       29,288     1,814,392
Deere & Co.                                                                        54,288     3,227,964
Eaton Corp.                                                                        38,280     2,900,476
Harsco Corp.                                                                      130,654     4,173,089
                                                                                             12,115,921

MEDIA - 1.5%
DIRECTV  (Class A)                                                                255,853     8,650,390 (a)
Liberty Global, Inc. (Series C)                                                   258,777     7,476,067 (a)
Omnicom Group Inc.                                                                247,058     9,588,321
Regal Entertainment Group (Class A)                                               216,837     3,809,826
The Walt Disney Co.                                                                76,560     2,672,710
Time Warner Inc.                                                                  223,665     6,994,005
                                                                                             39,191,319

METALS & MINING - 0.5%
Allegheny Technologies Inc.                                                       119,952     6,476,209
Freeport-McMoRan Copper & Gold Inc.                                                39,673     3,314,282
Steel Dynamics, Inc.                                                              142,255     2,485,195
                                                                                             12,275,686

MULTILINE RETAIL - 0.5%
Dollar General Corp.                                                               96,398     2,434,049 (a)
Kohl's Corp.                                                                       91,760     5,026,613 (a)

Target Corp.                                                                      119,772     6,300,007
                                                                                             13,760,669

MULTI-UTILITIES - 0.2%
Dominion Resources, Inc.                                                           97,441     4,005,800
SCANA Corp.                                                                        54,243     2,038,994
                                                                                              6,044,794

OIL, GAS & CONSUMABLE FUELS - 1.6%
Apache Corp.                                                                       58,547     5,942,521
Chesapeake Energy Corp.                                                            22,272       526,510
Chevron Corp.                                                                      71,688     5,436,101
Devon Energy Corp.                                                                 41,760     2,690,597
Exxon Mobil Corp.                                                                 145,056     9,715,851 (h)
Hess Corp.                                                                         13,920       870,696
Marathon Oil Corp.                                                                167,618     5,303,434
Occidental Petroleum Corp.                                                         32,712     2,765,472
Peabody Energy Corp.                                                               47,345     2,163,666
Petrohawk Energy Corp.                                                            105,994     2,149,558 (a)
Pioneer Natural Resources Co.                                                      41,840     2,356,429
Southwestern Energy Co.                                                            47,497     1,934,078 (a)
                                                                                             41,854,913

PAPER & FOREST PRODUCTS - 0.0%*
Weyerhaeuser Co.                                                                   27,840     1,260,317

PERSONAL PRODUCTS - 0.1%
Alberto-Culver Co.                                                                 64,462     1,685,681
Avon Products, Inc.                                                                38,976     1,320,117
                                                                                              3,005,798

PHARMACEUTICALS - 0.6%
Abbott Laboratories                                                                38,280     2,016,590
Bristol-Myers Squibb Co.                                                          178,873     4,775,909
Johnson & Johnson                                                                  83,520     5,445,504
Merck & Company Inc.                                                               10,440       389,934
Pfizer Inc.                                                                       243,601     4,177,757
                                                                                             16,805,694

PROFESSIONAL SERVICES - 0.1%
HIS, Inc. (Class A)                                                                57,985     3,100,458 (a)

REAL ESTATE INVESTMENT TRUSTS (REIT'S) - 0.1%
Douglas Emmett, Inc. (REIT)                                                        98,399     1,512,393
SL Green Realty Corp. (REIT)                                                       29,287     1,677,266
                                                                                              3,189,659

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
CB Richard Ellis Group, Inc. (Class A)                                            570,792     9,047,053 (a)

ROAD & RAIL - 0.1%
Union Pacific Corp.                                                                44,544     3,265,075

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
Hittite Microwave Corp.                                                            94,482     4,154,374 (a)
Intel Corp.                                                                       429,253     9,555,172 (h)
Kla-Tencor Corp.                                                                   12,528       387,366

Marvell Technology Group Ltd.                                                     248,557     5,065,592 (a)
Microchip Technology Inc.                                                          38,280     1,077,965
Nvidia Corp.                                                                       27,840       483,859 (a)
Texas Instruments Inc.                                                             82,825     2,026,728
                                                                                             22,751,056

SOFTWARE - 2.0%
Activision Blizzard, Inc.                                                         338,512     4,082,455
ArcSight, Inc.                                                                     23,151       651,701 (a)
Blackboard Inc.                                                                    57,674     2,402,699 (a)
Citrix Systems, Inc.                                                               72,848     3,458,095 (a)
Intuit, Inc.                                                                      146,629     5,035,240 (a)
Microsoft Corp.                                                                   823,518    24,104,372 (h)
Oracle Corp.                                                                      125,977     3,236,349
Rovi Corp.                                                                        261,408     9,706,079 (a)
                                                                                             52,676,990

SPECIALTY RETAIL - 1.2%
Bed Bath & Beyond, Inc.                                                           259,274    11,345,831 (a,h)
Lowe's Companies, Inc.                                                            583,305    14,139,313
O'Reilly Automotive, Inc.                                                          89,269     3,723,410 (a)
Urban Outfitters, Inc.                                                             49,248     1,872,901 (a)
                                                                                             31,081,455

TEXTILES APPAREL & LUXURY GOODS - 0.2%
Coach, Inc.                                                                       102,621     4,055,582
NIKE, Inc. (Class B)                                                                5,568       409,248
                                                                                              4,464,830

THRIFTS & MORTGAGE FINANCE - 0.1%
People's United Financial, Inc.                                                   208,072     3,254,246

TOBACCO - 0.2%
Altria Group, Inc.                                                                 20,881       428,478
Philip Morris International Inc.                                                   73,080     3,811,853
                                                                                              4,240,331

TRADING COMPANIES & DISTRIBUTORS - 0.1%
MSC Industrial Direct Co. (Class A)                                                32,076     1,626,895

WATER UTILITIES - 0.1%
American Water Works Company, Inc.                                                134,935     2,936,186

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
American Tower Corp. (Class A)                                                    134,462     5,729,426 (a)
NII Holdings, Inc.                                                                531,781    22,153,996 (a)
Syniverse Holdings, Inc.                                                          124,530     2,424,599 (a)
                                                                                             30,308,021

TOTAL DOMESTIC EQUITY                                                                       890,324,221
(COST $809,249,317)
FOREIGN EQUITY - 28.3%

COMMON STOCK - 27.7%

AEROSPACE & DEFENSE - 0.3%

CAE, Inc.                                                                         543,829     5,317,415
European Aeronautic Defence and Space Company N.V.                                162,268     3,270,417
                                                                                              8,587,832

AUTOMOBILES - 0.6%
Daimler AG (Regd.)                                                                 91,048     4,294,031
Maruti Suzuki India Ltd.                                                           24,102       763,941
Suzuki Motor Corp.                                                                328,995     7,263,663
Toyota Motor Corp.                                                                102,365     4,102,707
                                                                                             16,424,342

BEVERAGES - 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS                                           8,934        93,906
Coca-Cola Icecek AS (Class C)                                                      97,694       827,915
Heineken N.V.                                                                      73,943     3,806,987
                                                                                              4,728,808

BUILDING PRODUCTS - 0.1%
Daikin Industries Ltd.                                                             66,000     2,701,734

CAPITAL MARKETS - 1.0%
Credit Suisse Group AG (Regd.)                                                    139,209     7,188,266
Egyptian Financial Group-Hermes Holding                                           232,628     1,331,717
Mirae Asset Securities Company Ltd.                                                17,874       900,453
Nomura Holdings Inc.                                                            2,251,235    16,599,967
Yuanta Financial Holding Company Ltd.                                           1,474,251       884,328
                                                                                             26,904,731

CHEMICALS - 1.4%
Linde AG                                                                           70,550     8,433,039
Potash Corp of Saskatchewan Inc.                                                   23,664     2,824,298
Potash Corp of Saskatchewan Inc.                                                   95,966    11,471,841
Sinofert Holdings Ltd.                                                          2,114,658     1,266,393
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                             82,434     3,082,208
SODIFF Advanced Materials Company Ltd.                                             10,372       779,195
Syngenta AG                                                                        21,584     6,004,271
Taiwan Fertilizer Company Ltd.                                                    424,970     1,358,223
Taiyo Nippon Sanso Corp.                                                          310,000     3,032,320
                                                                                             38,251,788

COMMERCIAL BANKS - 4.1%
Akbank TAS                                                                        194,736     1,253,720
Axis Bank Ltd.                                                                     46,909     1,224,054 (a)
Banco Santander Brasil S.A.                                                       534,700     6,585,256
Banco Santander Chile ADR                                                           7,659       522,497
Banco Santander S.A. (Regd.)                                                      852,638    11,352,447
BNP Paribas                                                                       192,717    14,827,113
China Construction Bank Corp.                                                     820,000       670,599
China Merchants Bank Company Ltd.                                                 419,738     1,135,201
Credit Agricole S.A.                                                              473,836     8,309,268
Grupo Financiero Banorte SAB de C.V. (Series O)                                   213,776       951,175
Halyk Savings Bank of Kazakhstan JSC GDR                                           28,042       305,658 (a)
HSBC Holdings PLC                                                               1,304,081    13,214,117
Industrial & Commercial Bank of China                                           1,666,576     1,272,785
Intesa Sanpaolo S.p.A.                                                          1,116,105     4,164,379 (a)
Kasikornbank PCL                                                                  197,547       629,267
Kazkommertsbank GDR                                                                86,287       827,492 (a)

KB Financial Group Inc.                                                           113,251     5,465,116
Lloyds Banking Group PLC                                                        8,240,930     7,846,671
Metropolitan Bank & Trust                                                         854,099       945,009
Mitsubishi UFJ Financial Group Inc.                                             2,328,503    12,210,686
Raiffeisen International Bank Holding AG (Regd.)                                    9,164       436,473
Siam Commercial Bank PCL                                                          206,347       574,338
Standard Bank Group Ltd.                                                           54,999       858,242
Sumitomo Mitsui Financial Group Inc.                                               45,480     1,503,994
The Bank of Yokohama Ltd.                                                         925,981     4,538,734
UniCredit S.p.A                                                                 2,898,447     8,579,128
                                                                                            110,203,419

COMMERCIAL SERVICES & SUPPLIES - 0.5%
Brambles Ltd.                                                                   1,412,157     9,539,648
G4S PLC                                                                           859,877     3,410,870
G4S PLC                                                                           391,247     1,557,336
                                                                                             14,507,854

COMMUNICATIONS EQUIPMENT - 1.1%
Nokia Oyj                                                                         185,867     2,899,755 (a)
Research In Motion Ltd.                                                           213,844    15,813,764 (a)
Research In Motion Ltd.                                                            88,831     6,588,668 (a)
Telefonaktiebolaget LM Ericsson  (Series B)                                       252,179     2,666,503
ZTE Corp.                                                                         115,502       699,881
                                                                                             28,668,571

COMPUTERS & PERIPHERALS - 0.1%
Asustek Computer Inc.                                                             391,862       682,347
HTC Corp.                                                                         117,348     1,370,871
                                                                                              2,053,218

CONSTRUCTION & ENGINEERING - 0.5%
China Communications Construction Company Ltd.                                    248,053       234,485
China State Construction International Holdings Ltd.                            1,493,790       582,918
Doosan Heavy Industries and Construction Company Ltd.                              20,546     1,645,205
Empresas ICA SAB de C.V.                                                          326,252       837,782 (a)
Hyundai Development Co.                                                            16,220       473,791
Larsen & Toubro Ltd.                                                               72,314     2,627,594
Murray & Roberts Holdings Ltd.                                                    109,440       645,110
Vinci S.A.                                                                         78,908     4,658,925
                                                                                             11,705,810

CONSTRUCTION MATERIALS - 0.2%
CRH PLC                                                                           191,512     4,788,811

DIVERSIFIED CONSUMER SERVICES - 0.0%*
MegaStudy Company Ltd.                                                                653       107,636

DIVERSIFIED FINANCIAL SERVICES - 0.4%
Deutsche Boerse AG                                                                116,647     8,661,984
Reliance Capital Ltd.                                                              24,446       411,653
                                                                                              9,073,637

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Telefonica S.A.                                                                   186,659     4,430,046
Telekomunikasi Indonesia Tbk PT (Series B)                                        913,000       807,698
Telstra Corporation Ltd.                                                          243,551       668,394

                                                                                              5,906,138

ELECTRIC UTILITIES - 0.2%
E.ON AG                                                                            56,794     2,100,638
Iberdrola S.A.                                                                    407,149     3,456,980
                                                                                              5,557,618

ELECTRICAL EQUIPMENT - 0.5%
ABB Ltd. (Regd.)                                                                  202,628     4,433,540 (a)
ABB Ltd. ADR                                                                      167,041     3,648,175
Schneider Electric S.A.                                                            42,661     5,012,802
Wasion Group Holdings Ltd.                                                        550,430       391,306 (a)
Zhuzhou CSR Times Electric Company Ltd.                                           372,607       704,454
                                                                                             14,190,277

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
Delta Electronics, Inc.                                                         1,002,231     3,171,617
HON HAI Precision Industry Company Ltd.                                           361,127     1,563,542
Prime View International Company Ltd.                                             300,000       543,170
Samsung SDI Company Ltd.                                                            4,280       537,151
                                                                                              5,815,480

ENERGY EQUIPMENT & SERVICES - 0.7%
Saipem S.p.A.                                                                      46,642     1,808,138
Tesco Corp.                                                                        86,870     1,013,773 (a)
Transocean Ltd.                                                                   180,313    15,575,437 (a)
                                                                                             18,397,348

FOOD & STAPLES RETAILING - 0.7%
Alliance Global Group Inc.                                                      6,315,550       768,655 (a)
Koninklijke Ahold N.V.                                                            279,531     3,733,162
Metro AG                                                                           82,120     4,880,238
Tesco PLC                                                                       1,279,267     8,449,998
X5 Retail Group N.V. GDR                                                           26,835       933,858 (a)
                                                                                             18,765,911

FOOD PRODUCTS - 0.9%
China Agri-Industries Holdings Ltd.                                               497,000       686,162
Cosan SA Industria e Comercio                                                      95,040     1,154,517 (a)
Groupe Danone                                                                      58,780     3,547,269
IOI Corp. Bhd                                                                     466,720       771,190 (a)
Nestle S.A. (Regd.)                                                               335,869    17,231,415
Nestle S.A. ADR                                                                    26,448     1,354,138
Want Want China Holdings Ltd.                                                     665,799       471,608
                                                                                             25,216,299

HEALTHCARE EQUIPMENT & SUPPLIES - 0.4%
Cie Generale d'Optique Essilor International S.A.                                 155,688     9,957,962

HEALTHCARE PROVIDERS & SERVICES - 0.0%*
Fleury S.A.                                                                        85,100       905,979 (a)

HOUSEHOLD DURABLES - 0.1%
Desarrolladora Homex SAB de C.V.                                                  129,002       611,766 (a)
LG Electronics Inc.                                                                18,520     1,882,363
Techtronic Industries Co.                                                         194,171       157,543
                                                                                              2,651,672

HOUSEHOLD PRODUCTS - 0.5%
Reckitt Benckiser Group PLC                                                       217,018    11,906,973
Unicharm Corp.                                                                      3,243       313,402
                                                                                             12,220,375

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%*
China WindPower Group Ltd.                                                      3,367,217       390,291 (a)

INDUSTRIAL CONGLOMERATES - 1.0%
Chongqing Machinery & Electric Company Ltd.                                     2,970,224       745,932 (a)
Koninklijke Philips Electronics N.V.                                              303,085     9,735,872
MAX India Ltd.                                                                    120,430       555,542 (a)
Siemens AG (Regd.)                                                                132,988    13,342,995
Siemens AG ADR                                                                     10,440     1,043,687
                                                                                             25,424,028

INSURANCE - 1.0%
AXA S.A.                                                                          218,950     4,879,421
China Life Insurance Company Ltd.                                                 287,689     1,378,293
Prudential PLC                                                                    897,584     7,454,462
Samsung Fire & Marine Insurance Company Ltd.                                        4,880       782,819
Sony Financial Holdings Inc.                                                        1,976     6,492,209 (a)
Tong Yang Life Insurance                                                           86,334       991,950 (a)
Zurich Financial Services AG                                                       17,863     4,587,306
                                                                                             26,566,460

INTERNET SOFTWARE & SERVICES - 0.4%
Baidu, Inc ADR                                                                     17,876    10,671,972 (a)

IT SERVICES - 0.0%*
Infosys Technologies Ltd.                                                           8,910       518,981
Tata Consultancy Services Ltd.                                                     30,218       524,667
                                                                                              1,043,648

MACHINERY - 0.3%
China South Locomotive and Rolling Stock Corp.                                  5,534,146     4,312,025
Mitsubishi Heavy Industries Ltd.                                                  751,000     3,110,413
                                                                                              7,422,438

MARINE - 0.2%
A P Moller - Maersk A/S  (Series B)                                                   672     5,129,864

MEDIA - 0.4%
Focus Media Holding Ltd. ADR                                                       73,419     1,340,631 (a)
Grupo Televisa S.A. ADR                                                            31,090       653,512
Vivendi                                                                           278,311     7,461,981
Zee Entertainment Enterprises Ltd.                                                 85,324       510,291
                                                                                              9,966,415

METALS & MINING - 2.2%
Anglo American PLC                                                                 12,670       552,358 (a)
Antofagasta PLC                                                                    86,836     1,369,904
Barrick Gold Corp.                                                                 41,760     1,601,078
BHP Billiton PLC                                                                  371,739    12,743,939
China Molybdenum Company Ltd.                                                     475,993       400,303
Harmony Gold Mining Company Ltd. ADR                                               97,009       919,645

Hidili Industry International Development Ltd.                                    442,544       478,753 (a)
Impala Platinum Holdings Ltd.                                                      26,761       779,806
Kinross Gold Corp.                                                                 91,092     1,559,576
Maanshan Iron & Steel                                                           1,279,958       738,498 (a)
New World Resources N.V. (Class A)                                                152,294     1,791,520
POSCO                                                                               2,650     1,236,643
Rio Tinto PLC (Regd.)                                                             242,971    14,392,379
Sumitomo Metal Industries Ltd.                                                  3,734,049    11,309,245
Tata Steel Ltd.                                                                    46,182       650,375
ThyssenKrupp AG                                                                    76,386     2,630,974
                                                                                  221,203     6,140,595
                                                                                             59,295,591

MULTI-UTILITIES - 0.4%
National Grid PLC                                                                 766,556     7,459,293
Veolia Environnement                                                              126,653     4,400,887
                                                                                             11,860,180

OIL, GAS & CONSUMABLE FUELS - 2.2%
BG Group PLC                                                                      385,310     6,665,960
BP PLC                                                                            642,809     6,078,632
China Shenhua Energy Company Ltd.                                                 117,000       503,278
CNOOC Ltd.                                                                        629,000     1,032,037
ENI S.p.A.                                                                        226,285     5,318,453
Gazprom OAO ADR                                                                   118,664     2,785,044
LUKOIL ADR                                                                         44,589     2,528,196
Paladin Energy Ltd.                                                               881,459     3,195,735 (a)
PetroChina Company Ltd.                                                           660,000       771,801
Petroleo Brasileiro S.A. ADR                                                      202,200     8,005,098
Reliance Industries Ltd.                                                           66,744     1,597,426 (a)
Suncor Energy Inc.                                                                207,822     6,762,528
Suncor Energy Inc.                                                                103,874     3,381,754
Thai Oil PCL                                                                      191,098       295,497
Total S.A.                                                                        162,264     9,436,660
                                                                                             58,358,099

PERSONAL PRODUCTS - 0.1%
Shiseido Company Ltd.                                                              64,303     1,396,994

PHARMACEUTICALS - 1.1%
Bayer AG                                                                          125,552     8,507,808
Novartis AG (Regd.)                                                               116,543     6,305,756 (a)
Roche Holding AG                                                                   83,394    13,548,405 (a)
                                                                                             28,361,969

PROFESSIONAL SERVICES - 0.2%
The Capita Group PLC                                                              377,246     4,329,031

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Franshion Properties China Ltd.                                                 1,100,866       371,459
Glorious Property Holdings Ltd. (REIT)                                            989,584       418,025 (a)
Hung Poo Real Estate Development Corp.                                            246,253       326,445
Mitsubishi Estate Company Ltd.                                                    352,982     5,779,778
Unitech Ltd.                                                                      308,910       507,797
                                                                                              7,403,504


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
ASM Pacific Technology Ltd.                                                        73,287       690,897
Samsung Electronics Company Ltd.                                                   17,230    12,456,706
Taiwan Semiconductor Manufacturing Company Ltd.                                 5,325,433    10,312,807
Taiwan Semiconductor Manufacturing Company Ltd. ADR                               318,825     3,344,474
                                                                                             26,804,884

SOFTWARE - 0.0%*
Shanda Interactive Entertainment Ltd. ADR                                          26,713     1,164,420 (a)

SPECIALTY RETAIL - 0.7%
Esprit Holdings Ltd.                                                              977,336     7,715,777
Hennes & Mauritz AB (Series B)                                                     35,462     2,311,411
Yamada Denki Company Ltd.                                                         108,990     8,048,277
                                                                                             18,075,465

TEXTILES APPAREL & LUXURY GOODS - 0.2%
Adidas AG                                                                         103,378     5,539,276
Ports Design Ltd.                                                                  95,946       242,191
                                                                                              5,781,467

TRADING COMPANIES & DISTRIBUTORS - 0.2%
Mitsubishi Corp.                                                                  194,000     5,086,687

TRANSPORTATION INFRASTRUCTURE - 0.0%*
Dalian Port PDA Company Ltd.                                                    1,231,946       577,522

WIRELESS TELECOMMUNICATION SERVICES - 0.8%
America Movil SAB de C.V. ADR (Series L)                                           38,645     1,945,389
China Mobile Ltd.                                                                 309,957     2,981,930
Mobile Telesystems OJSC ADR                                                        88,770     4,926,734
MTN Group Ltd.                                                                    445,550     6,794,927
Vodafone Group PLC                                                              2,108,973     4,862,635
                                                                                             21,511,615

TOTAL COMMON STOCK                                                                          734,915,794
(COST $704,665,952)

PREFERRED STOCK - 0.6%

AUTOMOBILES - 0.1%
Volkswagen AG                                                                      17,855     1,640,436
Volkswagen AG                                                                      11,094       975,734 (a)
                                                                                              2,616,170

COMMERCIAL BANKS - 0.1%
Itau Unibanco Banco Multiplo S.A.                                                 129,752     2,835,394

DIVERSIFIED FINANCIAL SERVICES - 0.0%*
Citigroup Capital XII                                                              41,300     1,060,171  (i)

ELECTRIC UTILITIES - 0.0%*
Cia Energetica de Minas Gerais                                                     31,486       520,797

HEALTHCARE EQUIPMENT & SUPPLIES - 0.1%
Fresenius SE                                                                       25,958     1,963,418

MEDIA - 0.0%*
NET Servicos de Comunicacao S.A.                                                   44,204       577,102  (a)

METALS & MINING - 0.2%
Cia Vale do Rio Doce                                                              185,859     5,160,146
Usinas Siderurgicas de Minas Gerais S.A.                                            8,577       292,772
                                                                                              5,452,918

OIL, GAS & CONSUMABLE FUELS - 0.1%
Petroleo Brasileiro S.A.                                                           58,915     1,168,265

WIRELESS TELECOMMUNICATION SERVICES - 0.0%*
Vivo Participacoes S.A.                                                            26,827       726,029

TOTAL PREFERRED STOCK                                                                        16,920,264
(COST $12,970,078)

RIGHTS - 0.0%*

AUTOMOBILES - 0.0%*
Volkswagen AG                                                                       17855         11476 (a)
(COST $0)

TOTAL FOREIGN EQUITY                                                                        751,847,534
(COST $717,636,030)


                                                                                             PRINCIPAL
                                                                                              AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 21.1%
U.S. TREASURIES - 4.8%
U.S. Treasury Bonds
4.38%                                                                 11/15/39             $ 20,240,800   $ 19,140,206
4.50%                                                                 08/15/39                3,189,400      3,079,764
U.S. Treasury Notes
0.05%                                                                 01/31/11                2,773,800      2,785,067 (d)
0.15%                                                                 11/30/11               20,622,600     20,594,409 (d)
1.00%                                                                 12/31/11               25,421,500     25,472,140 (d)
1.13%                                                                 12/15/12                5,892,400      5,841,301
2.25%                                                                 01/31/15                8,741,300      8,646,378
2.88%                                                                 06/30/10               14,500,000     14,596,860
3.38%                                                                 11/15/19               22,512,700     21,723,000 (h)
3.63%                                                                 02/15/20                4,521,000      4,444,003
4.63%                                                                 10/31/11                  640,000        678,850
                                                                                                           127,001,978

AGENCY MORTGAGE BACKED - 4.5%
Federal Home Loan Mortgage Corp.
4.50%                                                                 06/01/33 - 02/01/35        42,378         42,756 (h)
5.00%                                                                 07/01/35                  279,923        290,154 (h)
5.50%                                                                 05/01/20 - 04/01/39     5,004,612      5,311,679 (h)
6.00%                                                                 04/01/17 - 11/01/37     3,802,366      4,089,288 (h)
6.50%                                                                 06/01/29 - 03/01/30         4,594          5,071 (h)
7.00%                                                                 06/01/29 - 08/01/36       183,246        203,642 (h)
7.50%                                                                 01/01/28 - 09/01/33        21,576         24,615 (h)
8.00%                                                                 01/01/30 - 11/01/30        12,668         14,621 (h)
9.00%                                                                 10/01/25                      441            517 (h)

Federal National Mortgage Assoc.
4.00%                                                                 05/01/19 - 06/01/19       160,895        166,706 (h)
4.50%                                                                 05/01/18 - 02/01/40    22,420,605     22,529,789 (h)
5.00%                                                                 07/01/20 - 08/01/35     3,079,302      3,189,171 (h)
5.47%                                                                 04/01/37                   35,204         36,694 (i)
5.50%                                                                 04/01/14 - 12/01/38    36,769,537     38,891,191 (h)
5.81%                                                                 03/01/37                   36,501         37,966 (i)
6.00%                                                                 09/01/19 - 08/01/35     7,128,027      7,704,430 (h)
6.50%                                                                 09/01/17 - 08/01/36       615,482        666,672 (h)
7.00%                                                                 04/01/17 - 12/01/33        10,086         11,123 (h)
7.50%                                                                 09/01/13 - 03/01/34        62,434         69,917 (h)
8.00%                                                                 12/01/11 - 11/01/33        21,542         24,737 (h)
8.50%                                                                 06/01/30                       68             75 (h)
9.00%                                                                 04/01/16 - 12/01/22         4,834          5,349 (h)
4.50%                                                                 TBA                     1,700,000      1,703,720 (c)
5.50%                                                                 TBA                    13,146,000     14,004,649 (c)
6.00%                                                                 TBA                    10,767,000     11,451,231 (c)
6.50%                                                                 TBA                     5,044,000      5,466,435 (c)
7.00%                                                                 TBA                       975,000      1,081,031 (c)
Government National Mortgage Assoc.
4.50%                                                                 08/15/33 - 09/15/34       208,884        213,353 (h)
6.00%                                                                 04/15/27 - 09/15/36       443,943        478,812 (h)
6.50%                                                                 04/15/24 - 09/15/36       387,806        420,829 (h)
7.00%                                                                 03/15/12 - 10/15/36       319,575        350,005 (h)
8.00%                                                                 03/15/30                    3,222          3,712 (h)
9.00%                                                                 11/15/16 - 12/15/21        12,772         14,281 (h)
                                                                                                           118,504,221

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
Federal Home Loan Mortgage Corp.
0.14%                                                                 09/25/43                  296,872          1,795 (g,h,i,q)
0.63%                                                                 09/15/34                  556,662        486,710 (d,f)
4.50%                                                                 10/15/16 - 03/15/19       104,941          6,515 (g,h,q)
5.00%                                                                 07/15/17 - 06/15/28       197,399         11,409 (g,h,q)
5.00%                                                                 05/15/38                  597,694        597,256
5.50%                                                                 04/15/17 - 06/15/33        87,714         13,434 (g,h,q)
7.50%                                                                 01/15/16                    1,653          1,679 (h)
7.50%                                                                 07/15/27                    3,904            713 (g,h,q)
8.00%                                                                 02/01/23 - 07/01/24         2,761            562 (g,h,q)
Federal Home Loan Mortgage STRIPS
11.36%                                                                08/01/27                      661            539 (d,f,h)
Federal National Mortgage Assoc.
1.20%                                                                 12/25/42                  153,481          5,191 (g,h,i,q)
4.50%                                                                 05/25/18                   38,721          1,387 (g,h,q)
5.00%                                                                 02/25/32                1,224,141        162,847 (g,h,q)
5.00%                                                                 10/25/35 - 08/25/38     1,550,639      1,501,462
5.50%                                                                 01/25/33                  677,315        712,237
7.45%                                                                 08/25/16                   21,443            923 (g,h,i,q)
16.07%                                                                03/25/31                   44,309         50,582 (h,i)
Federal National Mortgage Assoc. (Class 1)
4.50%                                                                 09/01/35 - 01/01/36     3,653,408        746,756 (g,q)
5.00%                                                                 05/25/38                1,108,820        218,026 (g,q)
Federal National Mortgage Assoc. (Class 2)
4.50%                                                                 08/01/35                1,179,664        241,123 (g,q)
5.00%                                                                 03/25/38                1,047,835        192,747 (g,q)
5.50%                                                                 12/01/33                  261,655         54,765 (g,q)
6.00%                                                                 05/25/36                2,107,789        382,180 (g,q)
7.50%                                                                 11/01/23                   16,442          2,921 (g,h,q)

8.00%                                                                 08/01/23 - 07/01/24         5,988          1,262 (g,h,q)
Federal National Mortgage Assoc. (Class H)
5.00%                                                                 10/25/22                   57,433          5,207 (g,h,q)
Federal National Mortgage Assoc. (Class K)
1008.00%                                                              05/25/22                        3             75 (g,h,q)
Federal National Mortgage Assoc. REMICS
5.00%                                                                 02/25/40                  692,900        144,354 (g,q)
5.90%                                                                 11/25/39                4,879,168        487,210 (g,i,q)
Federal National Mortgage Assoc. STRIPS
5.50%                                                                 11/25/39                9,256,111      1,891,949 (g,q)
6.00%                                                                 01/01/35 - 09/01/35     2,878,011        473,118 (g,q)
Government National Mortgage Assoc.
4.50%                                                                 05/20/38                  907,444        139,694 (g,q)
                                                                                                             8,536,628

ASSET BACKED - 0.2%
Bear Stearns Asset Backed Securities Trust
0.47%                                                                 11/25/35                1,458,372      1,342,952 (i)
Bear Stearns Asset Backed Securities Trust (Class A)
0.62%                                                                 01/25/34                    8,014          5,038 (i)
Countrywide Asset-Backed Certificates
4.74%                                                                 10/25/35                  635,390        538,198 (i)
5.31%                                                                 08/25/35                  250,000        231,837 (i)
Countrywide Asset-Backed Certificates (Class M)
1.30%                                                                 06/26/33                  586,601        152,847 (i)
GSAMP Trust
0.36%                                                                 05/25/46                  312,382        281,144 (b,i)
GSR Mortgage Loan Trust
0.45%                                                                 11/25/30                1,444,191        508,396 (i)
Indymac Residential Asset Backed Trust
0.37%                                                                 06/25/36                  399,364        393,615 (i)
Indymac Seconds Asset Backed Trust (Class A)
0.41%                                                                 02/25/37                1,270,469        295,515 (i)
Mid-State Trust
7.54%                                                                 07/01/35                    3,937          3,727 (h,o)
Popular ABS Mortgage Pass-Through Trust
5.30%                                                                 11/25/35                  700,000        551,944
Residential Asset Securities Corp.
0.75%                                                                 07/25/32                    4,690          2,343 (h,i)
Saxon Asset Securities Trust
5.23%                                                                 08/25/35                  232,742        203,046 (i)
SLM Student Loan Trust (Class A)
0.31%                                                                 06/15/18                   41,400         41,015 (h,i)
Wells Fargo Home Equity Trust
3.97%                                                                 05/25/34                      781            780 (h,i,o)
                                                                                                             4,552,397

CORPORATE NOTES - 8.2%
Abbey National Treasury Services PLC
3.88%                                                                 11/10/14                  842,000        837,249 (b)
Abu Dhabi National Energy Co.
4.75%                                                                 09/15/14                  300,000        298,687 (b)
6.25%                                                                 09/16/19                  300,000        301,621 (b)
AES El Salvador Trust
6.75%                                                                 02/01/16                  300,000        285,027 (b)
AES Panama S.A.
6.35%                                                                 12/21/16                  270,000        272,267 (b)

Agilent Technologies Inc.
5.50%                                                                 09/14/15                  472,000        505,966
Air Jamaica Ltd.
9.38%                                                                 07/08/15                  259,286        261,879
Alliance One International, Inc.
10.00%                                                                07/15/16                  942,000        984,390 (b)
ALROSA Finance S.A.
8.88%                                                                 11/17/14                  300,000        327,000 (b)
America Movil SAB de C.V.
5.00%                                                                 03/30/20                1,000,000        985,866 (b)
American Tower Corp.
4.63%                                                                 04/01/15                1,000,000      1,028,414
Amsted Industries Inc.
8.13%                                                                 03/15/18                  932,000        932,000 (b)
Anadarko Petroleum Corp.
6.20%                                                                 03/15/40                  666,000        655,287
Anheuser-Busch InBev Worldwide Inc.
5.00%                                                                 04/15/20                1,382,000      1,386,255 (b)
5.38%                                                                 11/15/14                1,383,000      1,497,936 (b)
ARAMARK Corp.
8.50%                                                                 02/01/15                1,000,000      1,022,500
Arizona Public Service Co.
6.25%                                                                 08/01/16                  370,000        398,708 (h)
AT&T Inc.
6.40%                                                                 05/15/38                1,894,000      1,947,286
6.70%                                                                 11/15/13                  934,000      1,065,775
Avis Budget Finance, Inc.
9.63%                                                                 03/15/18                  666,000        695,970 (b)
Banco do Brasil S.A.
8.50%                                                                 10/29/49                  900,000        999,000 (b)
Banco Mercantil del Norte S.A.
6.14%                                                                 10/13/16                  148,000        146,557 (i)
Banco Nacional de Desenvolvimento Economico e Social
5.50%                                                                 07/12/20                1,100,000      1,089,000 (b)
6.50%                                                                 06/10/19                  500,000        533,750 (b)
Bank of America Corp.
4.50%                                                                 04/01/15                  800,000        806,673
5.75%                                                                 12/01/17                3,250,000      3,332,141
6.50%                                                                 08/01/16                1,275,000      1,378,269
7.38%                                                                 05/15/14                  335,000        376,721
BE Aerospace Inc.
8.50%                                                                 07/01/18                1,330,000      1,419,775
BES Investimento do Brasil S.A.
5.63%                                                                 03/25/15                  200,000        197,860 (b)
BlackRock, Inc.
5.00%                                                                 12/10/19                  878,000        878,901
Boise Co-Issuer Co.
8.00%                                                                 04/01/20                  666,000        666,000 (b)
Bombardier Inc.
7.75%                                                                 03/15/20                1,246,000      1,302,070 (b)
Boston Scientific Corp.
4.50%                                                                 01/15/15                  414,000        396,765
6.00%                                                                 01/15/20                  448,000        423,222
CA, Inc.
5.38%                                                                 12/01/19                1,126,000      1,138,145
6.13%                                                                 12/01/14                  345,000        381,401

Calpine Corp.
7.25%                                                                 10/15/17                2,648,000      2,601,660 (b)
Cantor Fitzgerald LP
7.88%                                                                 10/15/19                  710,000        711,525 (b)
Case New Holland Inc.
7.75%                                                                 09/01/13                1,388,000      1,440,050 (b)
Cenovus Energy Inc.
4.50%                                                                 09/15/14                  753,000        785,603 (b)
6.75%                                                                 11/15/39                  685,000        742,927 (b)
Centrais Eletricas Brasileiras S.A.
6.88%                                                                 07/30/19                  800,000        872,000 (b)
Central American Bank for Economic Integration
5.38%                                                                 09/24/14                  770,000        770,000 (b)
CFG Investment SAC
9.25%                                                                 12/19/13                  400,000        419,000
Chesapeake Energy Corp.
7.25%                                                                 12/15/18                1,000,000      1,000,000
Ciliandra Perkasa Finance Company Pvt Ltd.
10.75%                                                                12/08/11                  100,000        102,910
Cincinnati Bell Inc.
8.25%                                                                 10/15/17                2,265,000      2,293,312
8.75%                                                                 03/15/18                  798,000        804,982
Citigroup, Inc.
5.00%                                                                 09/15/14                  859,000        857,790
5.13%                                                                 05/05/14                1,394,000      1,424,326
6.38%                                                                 08/12/14                1,682,000      1,796,886
8.50%                                                                 05/22/19                3,256,000      3,800,358
City National Capital Trust I
9.63%                                                                 02/01/40                  638,000        708,837
Comcast Corp.
6.40%                                                                 03/01/40                  686,000        697,272
6.50%                                                                 01/15/15                  685,000        771,070
Community Health Systems, Inc.
8.88%                                                                 07/15/15                  942,000        974,970
Consolidated Edison Company of New York Inc.
5.85%                                                                 04/01/18                  315,000        344,743
6.65%                                                                 04/01/19                  528,000        603,464
7.13%                                                                 12/01/18                2,732,000      3,223,263
Corp Nacional del Cobre de Chile
5.63%                                                                 09/21/35                  134,000        128,882 (b)
COX Communications Inc.
7.13%                                                                 10/01/12                  240,000        268,239 (h)
Credit Suisse
6.00%                                                                 02/15/18                  962,000      1,018,547
Credit Suisse AG
5.40%                                                                 01/14/20                  978,000        985,645
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%                                                                 09/07/11                  600,000        595,500
Crown Castle Towers LLC
6.11%                                                                 01/15/40                  652,000        682,018 (b)
CVS Caremark Corp.
5.75%                                                                 06/01/17                  264,000        284,695
6.13%                                                                 09/15/39                1,026,000      1,019,719
DASA Finance Corp.
8.75%                                                                 05/29/18                1,554,000      1,662,780
Denbury Resources, Inc.
8.25%                                                                 02/15/20                  664,000        703,840

Diamond Offshore Drilling, Inc.
5.70%                                                                 10/15/39                1,696,000      1,662,738
Digicel Group Ltd.
8.25%                                                                 09/01/17                  100,000         99,000 (b)
DirecTV Financing Company Inc.
4.75%                                                                 10/01/14                  516,000        539,072 (b)
5.88%                                                                 10/01/19                  798,000        830,469 (b)
DIRECTV Holdings LLC
5.20%                                                                 03/15/20                  798,000        785,637 (b)
DISH DBS Corp.
6.63%                                                                 10/01/14                  786,000        791,895
Dolphin Energy Ltd.
5.89%                                                                 06/15/19                  792,000        813,780 (b)
Drummond Company Inc.
7.38%                                                                 02/15/16                  108,000        105,300
9.00%                                                                 10/15/14                  898,000        924,940 (b)
Duke Energy Indiana Inc.
6.35%                                                                 08/15/38                  659,000        702,665
EDP Finance BV
4.90%                                                                 10/01/19                  984,000        930,851 (b)
El Paso Corp.
8.05%                                                                 10/15/30                  664,000        662,851
Empresa Nacional del Petroleo
6.25%                                                                 07/08/19                1,200,000      1,214,731 (b)
Enel Finance International S.A.
5.13%                                                                 10/07/19                  977,000        965,581 (b)
European Investment Bank
4.88%                                                                 01/17/17                1,200,000      1,301,784
Evraz Group S.A.
8.88%                                                                 04/24/13                  100,000        104,900
Exelon Corp.
4.90%                                                                 06/15/15                  978,000      1,019,307
Exelon Generation Company LLC
5.20%                                                                 10/01/19                  317,000        320,237
6.25%                                                                 10/01/39                  855,000        864,577
Export-Import Bank of Korea
5.88%                                                                 01/14/15                  200,000        215,591
Fibria Overseas Finance Ltd.
9.25%                                                                 10/30/19                  300,000        342,000 (b)
Gaz Capital S.A.
8.13%                                                                 07/31/14                  100,000        111,875 (b)
9.25%                                                                 04/23/19                  750,000        886,875
Genworth Financial Inc.
8.63%                                                                 12/15/16                  638,000        696,225
GlaxoSmithKline Capital Inc.
4.85%                                                                 05/15/13                  885,000        959,252
Globo Comunicacao e Participacoes S.A.
7.25%                                                                 04/26/22                  300,000        315,750 (b)
Hartford Financial Services Group Inc.
5.50%                                                                 03/30/20                1,378,000      1,357,203
HCA Inc.
7.88%                                                                 02/15/20                  744,000        778,875 (b)
8.50%                                                                 04/15/19                  266,000        286,116 (b)
9.25%                                                                 11/15/16                  976,000      1,037,610
Health Management Associates, Inc.
6.13%                                                                 04/15/16                  926,000        882,015
Holcim US Finance Sarl & Cie SCS
6.00%                                                                 12/30/19                1,325,000      1,376,006 (b)

Host Hotels & Resorts LP (REIT)
9.00%                                                                 05/15/17                  667,000        720,360 (b)
HSBC Bank USA N.A.
7.00%                                                                 01/15/39                  750,000        822,443
HSBC Finance Corp.
5.00%                                                                 06/30/15                2,545,000      2,650,327
5.70%                                                                 06/01/11                1,466,000      1,527,345
6.75%                                                                 05/15/11                  405,000        425,698 (h)
HSBC Holdings PLC
6.50%                                                                 05/02/36                  100,000        103,047 (h)
6.80%                                                                 06/01/38                  750,000        804,246
Hutchison Whampoa International 09/16 Ltd.
4.63%                                                                 09/11/15                  500,000        513,876 (b)
Hydro Quebec
8.05%                                                                 07/07/24                  820,000      1,081,330 (h)
Icahn Enterprises LP
8.00%                                                                 01/15/18                  848,000        817,260 (b)
Illinois Power Co.
9.75%                                                                 11/15/18                  796,000      1,020,189
Indo Integrated Energy BV
9.00%                                                                 06/01/12                  300,000        313,969
Ingles Markets Inc.
8.88%                                                                 05/15/17                2,590,000      2,706,550
Intelsat Subsidiary Holding Company Ltd.
8.88%                                                                 01/15/15                  676,000        697,970
Intergas Finance BV
6.38%                                                                 05/14/17                  100,000        103,000 (b)
6.88%                                                                 11/04/11                  200,000        210,000
Intergen N.V.
9.00%                                                                 06/30/17                1,500,000      1,545,000 (b)
International Paper Co.
7.50%                                                                 08/15/21                1,656,000      1,881,736
JP Morgan Chase Capital XXV (Series Y)
6.80%                                                                 10/01/37                  325,000        323,513
JPMorgan Chase & Co.
5.13%                                                                 09/15/14                1,318,000      1,392,335
JPMorgan Chase Bank
5.88%                                                                 06/13/16                  618,000        664,856
JPMorgan Chase Capital XXVII
7.00%                                                                 11/01/39                1,009,000      1,029,689
Kazakhstan Temir Zholy Finance BV
6.50%                                                                 05/11/11                  300,000        303,000
KazMunaiGaz Finance Sub BV
9.13%                                                                 07/02/18                  200,000        242,250 (b)
11.75%                                                                01/23/15                  400,000        514,000 (b)
KeyBank NA
5.80%                                                                 07/01/14                1,060,000      1,084,105
Korea Hydro & Nuclear Power Company Ltd.
6.25%                                                                 06/17/14                  400,000        438,313 (b)
Korea National Oil Corp.
5.38%                                                                 07/30/14                  500,000        530,847 (b)
Kraft Foods Inc.
5.38%                                                                 02/10/20                1,111,000      1,129,170
Kreditanstalt fuer Wiederaufbau
3.50%                                                                 03/10/14                2,526,000      2,628,659
4.13%                                                                 10/15/14                  413,000        433,316
4.50%                                                                 07/16/18                1,360,000      1,429,964

L-3 Communications Corp.
5.88%                                                                 01/15/15                  777,000        790,597
Lincoln National Corp.
8.75%                                                                 07/01/19                1,149,000      1,404,965
Listrindo Capital BV
9.25%                                                                 01/29/15                  400,000        433,464 (b)
Lloyds TSB Bank PLC
4.38%                                                                 01/12/15                  700,000        690,047 (b)
5.80%                                                                 01/13/20                1,758,000      1,715,259 (b)
Majapahit Holding BV
7.25%                                                                 10/17/11                  500,000        529,375 (b)
7.75%                                                                 10/17/16 - 01/20/20     1,125,000      1,228,781 (b)
MDC-GMTN B.V.
7.63%                                                                 05/06/19                  250,000        282,733 (b)
Merrill Lynch & Company Inc.
6.05%                                                                 08/15/12                  919,000        981,497
6.88%                                                                 04/25/18                  544,000        586,252
Morgan Stanley
5.50%                                                                 01/26/20                  974,000        952,707
5.63%                                                                 09/23/19                1,367,000      1,362,180
6.00%                                                                 04/28/15                  533,000        570,958
7.30%                                                                 05/13/19                1,256,000      1,387,640
Morgan Stanley (Series F)
6.63%                                                                 04/01/18                  500,000        533,289
Motiva Enterprises LLC
6.85%                                                                 01/15/40                  652,000        702,623 (b)
Naftogaz Ukraine
9.50%                                                                 09/30/14                  200,000        208,106 (m)
National Agricultural Cooperative Federation
5.00%                                                                 09/30/14                  737,000        763,603 (b)
Navistar International Corp.
8.25%                                                                 11/01/21                1,000,000      1,020,000
NET Servicos de Comunicacao S.A.
7.50%                                                                 01/27/20                  300,000        316,500 (b)
Nevada Power Co. (Series I)
6.50%                                                                 04/15/12                  515,000        556,658 (h)
New Communications Holdings Inc.
8.25%                                                                 04/15/17                  402,000        409,035 (b)
Newfield Exploration Co.
6.88%                                                                 02/01/20                  510,000        513,825
Newmont Mining Corp.
6.25%                                                                 10/01/39                1,061,000      1,060,969
News America Inc.
5.65%                                                                 08/15/20                  481,000        506,801
6.65%                                                                 11/15/37                  956,000      1,005,430
Nexen Inc.
6.20%                                                                 07/30/19                  744,000        802,139
7.50%                                                                 07/30/39                  826,000        942,203
Nextel Communications, Inc. (series D)
7.38%                                                                 08/01/15                  664,000        630,800
Nisource Finance Corp.
6.13%                                                                 03/01/22                  602,000        628,088
Noble Group Ltd.
6.75%                                                                 01/29/20                  300,000        310,125 (b)
Nomura Holdings Inc.
5.00%                                                                 03/04/15                  342,000        349,598
6.70%                                                                 03/04/20                  342,000        354,932

NRG Energy, Inc.
7.38%                                                                 02/01/16                1,000,000        992,500
Pacific Gas & Electric Co.
5.80%                                                                 03/01/37                  500,000        496,131
Pacific Rubiales Energy Corp.
8.75%                                                                 11/10/16                  100,000        108,500 (b)
Pacificorp
6.25%                                                                 10/15/37                  153,000        162,473
PAETEC Holding Corp.
8.88%                                                                 06/30/17                   32,000         32,880
8.88%                                                                 06/30/17                  392,000        402,780 (b)
Pemex Finance Ltd.
9.03%                                                                 02/15/11                   53,000         54,442 (h)
Pemex Project Funding Master Trust
6.63%                                                                 06/15/38                  210,000        203,597 (b)
Petrobras International Finance Co.
5.75%                                                                 01/20/20                  750,000        768,368
Petroleos Mexicanos
4.88%                                                                 03/15/15                  880,000        903,760 (b)
6.00%                                                                 03/05/20                  270,000        276,750 (b)
8.00%                                                                 05/03/19                  130,000        152,425
Petroleum Company of Trinidad & Tobago Ltd.
6.00%                                                                 05/08/22                1,300,000      1,222,000 (b)
Petronas Capital Ltd.
5.25%                                                                 08/12/19                  500,000        506,862 (b)
7.88%                                                                 05/22/22                  200,000        244,958 (b)
Petronas Global Sukuk Ltd.
4.25%                                                                 08/12/14                  400,000        404,576 (b)
Pioneer Natural Resources Co.
7.50%                                                                 01/15/20                  605,000        622,483
Plains All American Pipeline LP
4.25%                                                                 09/01/12                1,035,000      1,075,301
Power Sector Assets & Liabilities Management Corp.
7.39%                                                                 12/02/24                  100,000        105,250 (b)
Principal Financial Group, Inc.
8.88%                                                                 05/15/19                  475,000        570,407
ProLogis (REIT)
6.88%                                                                 03/15/20                  665,000        656,844
Prudential Financial, Inc.
3.63%                                                                 09/17/12                  342,000        351,726
3.88%                                                                 01/14/15                  978,000        976,162
5.15%                                                                 01/15/13                  792,000        840,344
7.38%                                                                 06/15/19                  685,000        785,550
Qtel International Finance Ltd.
6.50%                                                                 06/10/14                  500,000        542,612 (b)
QVC Inc.
7.50%                                                                 10/01/19                1,000,000      1,020,000 (b)
RailAmerica, Inc.
9.25%                                                                 07/01/17                1,348,000      1,437,305
Rearden G Holdings EINS GmbH
7.88%                                                                 03/30/20                  200,000        202,500 (b)
Republic Services Inc.
5.00%                                                                 03/01/20                  482,000        472,653 (b)
5.25%                                                                 11/15/21                  637,000        629,719 (b)
5.50%                                                                 09/15/19                  481,000        492,615 (b)
Reynolds Group DL Escrow Inc.
7.75%                                                                 10/15/16                2,470,000      2,537,925 (b)

Rockies Express Pipeline LLC
5.63%                                                                 04/15/20                1,942,000      1,911,930 (b)
RR Donnelley & Sons Co.
4.95%                                                                 04/01/14                  997,000      1,002,001
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%                                                                 05/15/17                  400,000        414,960 (b)
6.97%                                                                 09/21/16                  200,000        206,000 (i)
SBA Telecommunications Inc.
8.00%                                                                 08/15/16                  296,000        311,540 (b)
8.25%                                                                 08/15/19                  444,000        472,860 (b)
Simon Property Group LP (REIT)
5.65%                                                                 02/01/20                1,304,000      1,272,238
6.75%                                                                 05/15/14                  824,000        901,510
Solutia Inc.
7.88%                                                                 03/15/20                  665,000        673,312
Southern Copper Corp.
7.50%                                                                 07/27/35                  500,000        521,042
Star Energy Geothermal Wayang Windu Ltd.
11.50%                                                                02/12/15                  400,000        421,000 (b)
Talecris Biotherapeutics Holdings Corp.
7.75%                                                                 11/15/16                1,500,000      1,507,500 (b)
Talisman Energy Inc.
7.75%                                                                 06/01/19                  732,000        872,215
Teachers Insurance & Annuity Association of America
6.85%                                                                 12/16/39                  768,000        833,074 (b)
Telecom Italia Capital S.A.
7.18%                                                                 06/18/19                1,698,000      1,833,169
Tesoro Corp. (Series B)
6.63%                                                                 11/01/15                1,770,000      1,694,775
TGI International Ltd.
9.50%                                                                 10/03/17                  200,000        222,500
The AES Corp.
8.00%                                                                 10/15/17 - 06/01/20       562,000        564,880
The Dow Chemical Co.
5.90%                                                                 02/15/15                  720,000        779,489
8.55%                                                                 05/15/19                1,000,000      1,209,741
The Goldman Sachs Group Inc.
5.38%                                                                 03/15/20                  690,000        683,618
The Kroger Co.
6.15%                                                                 01/15/20                1,096,000      1,189,772
The Travelers Companies, Inc.
5.80%                                                                 05/15/18                2,024,000      2,168,163
The Williams Companies, Inc.
7.88%                                                                 09/01/21                  707,000        832,435
Ticketmaster Entertainment, Inc.
10.75%                                                                08/01/16                  500,000        557,500
Time Warner Cable Inc.
5.00%                                                                 02/01/20                  750,000        739,486
6.75%                                                                 07/01/18                1,864,000      2,082,761
7.50%                                                                 04/01/14                  622,000        718,070
Time Warner Inc.
5.88%                                                                 11/15/16                  897,000        980,008
6.20%                                                                 03/15/40                  688,000        679,207
TNK-BP Finance S.A.
6.13%                                                                 03/20/12                  300,000        313,125
6.25%                                                                 02/02/15                  235,000        246,750 (b)
7.25%                                                                 02/02/20                  435,000        453,487 (b)

UPC Germany GmbH
8.13%                                                                 12/01/17                  700,000        721,875 (b)
USB Capital XIII Trust
6.63%                                                                 12/15/39                  983,000        995,052
Vale Overseas Ltd.
6.88%                                                                 11/10/39                  156,000        161,639
Valero Energy Corp.
6.13%                                                                 02/01/20                1,308,000      1,308,331
Vedanta Resources PLC
9.50%                                                                 07/18/18                  400,000        442,000 (b)
Verizon Communications Inc.
6.35%                                                                 04/01/19                  430,000        476,099
6.40%                                                                 02/15/38                  210,000        217,882
6.90%                                                                 04/15/38                  536,000        591,148
8.75%                                                                 11/01/18                1,998,000      2,506,511
Verizon Wireless Capital LLC
5.55%                                                                 02/01/14                1,500,000      1,639,263
VIP Finance Ireland Ltd. for OJSC Vimpel Communications  (Class A)
8.38%                                                                 04/30/13                  400,000        433,000 (b)
Virgin Media Finance PLC
8.38%                                                                 10/15/19                  700,000        719,250
9.50%                                                                 08/15/16                1,700,000      1,857,250
Voto-Votorantim Ltd.
6.75%                                                                 04/05/21                  400,000        395,000 (b)
VTB Capital S.A.
6.47%                                                                 03/04/15                  400,000        409,000 (b)
WEA Finance LLC
6.75%                                                                 09/02/19                  688,000        734,154 (b)
7.50%                                                                 06/02/14                1,028,000      1,150,638 (b)
Williams Partners LP
5.25%                                                                 03/15/20                  555,000        556,131 (b)
6.30%                                                                 04/15/40                  980,000        973,832 (b)
Windstream Corp.
7.88%                                                                 11/01/17                  266,000        262,010
Woodside Finance Ltd.
4.50%                                                                 11/10/14                1,517,000      1,554,258 (b)
Woori Bank
4.50%                                                                 10/07/15                  700,000        695,958 (b)
Wyeth
5.50%                                                                 03/15/13                1,364,000      1,492,983
XL Capital Ltd.
5.25%                                                                 09/15/14                1,520,000      1,571,285
Xstrata Finance Canada Ltd.
5.80%                                                                 11/15/16                  685,275        714,980 (b)
                                                                                                           216,860,441

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS  - 2.2%
Banc of America Commercial Mortgage Inc.
5.63%                                                                 07/10/46                1,722,000      1,745,873
Banc of America Commercial Mortgage Inc. (Class A)
5.66%                                                                 06/10/49                1,770,000      1,594,686
Banc of America Commercial Mortgage Inc. (Class C)
5.70%                                                                 04/10/49                  400,000         89,429 (h,i,o)
Banc of America Funding Corp.
5.26%                                                                 02/20/36                  147,324          3,913 (h,i,o)
5.48%                                                                 03/20/36                  191,455          9,062 (h,i,o)

Banc of America Mortgage Securities Inc. (Class B)
5.13%                                                                 01/25/36                  196,476         16,499 (h,i,o)
5.32%                                                                 02/25/36                  156,733         29,368 (h,i,o)
Bear Stearns Commercial Mortgage Securities
5.24%                                                                 12/11/38                  580,000        506,997
5.33%                                                                 02/11/44                  980,000        944,218
5.41%                                                                 03/11/39                1,000,000      1,019,989 (h,i)
5.46%                                                                 03/11/39                  600,000        495,959 (i)
5.69%                                                                 06/11/50                1,400,000      1,385,552 (i)
5.72%                                                                 06/11/40                  710,000        427,162 (i)
6.21%                                                                 11/11/17                  870,000        491,736 (i)
Bear Stearns Commercial Mortgage Securities (Class A)
5.46%                                                                 04/12/38                1,175,000      1,197,225 (h,i)
5.92%                                                                 06/11/50                  620,000        524,454 (i)
Citigroup Commercial Mortgage Trust
0.30%                                                                 04/15/22                2,524,142      2,225,266 (b,i)
Citigroup Commercial Mortgage Trust. (Class A)
5.48%                                                                 10/15/49                  730,000        458,804
Commercial Mortgage Pass Through Certificates
0.33%                                                                 12/15/20                  935,203        851,029 (b,i)
5.77%                                                                 06/10/46                1,850,000      1,909,725
Countrywide Alternative Loan Trust (Class B)
6.00%**                                                               08/25/36                    2,397              - (h,o)
Credit Suisse Mortgage Capital Certificates
5.47%                                                                 09/15/39                  682,000        655,159 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                                                 02/25/36                  109,402          7,802 (h,i,o)
Crusade Global Trust (Class A)
0.45%                                                                 01/17/34                1,171,144      1,169,086 (h,i)
CS First Boston Mortgage Securities Corp.
5.34%                                                                 10/25/35                  164,077         18,048 (h,i,o)
Greenwich Capital Commercial Funding Corp.
5.44%                                                                 03/10/39                3,497,000      3,400,827
5.60%                                                                 12/10/49                1,110,000      1,134,702
5.74%                                                                 12/10/49                3,798,000      3,691,854
Impac CMB Trust
0.77%                                                                 04/25/35                  234,956        155,124 (h,i)
Indymac INDA Mortgage Loan Trust
5.26%                                                                 01/25/36                   83,044            631 (h,i,o)
Indymac INDA Mortgage Loan Trust (Class B)
5.26%                                                                 01/25/36                  107,174          5,232 (h,i,o)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%                                                                 08/12/37                2,860,000      2,973,409 (i)
5.50%                                                                 06/12/47                  350,000        182,000 (i)
6.07%                                                                 02/12/51                1,720,000      1,541,256
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A)
5.82%                                                                 06/15/49                4,479,000      4,294,903
5.90%                                                                 02/12/51                1,410,000      1,179,724 (i)
LB-UBS Commercial Mortgage Trust
1.99%                                                                 04/15/41                  320,000        202,626 (d)
4.95%                                                                 09/15/30                  630,000        639,036
5.66%                                                                 03/15/39                3,987,000      4,082,564 (h,i)
5.87%                                                                 09/15/45                1,770,000      1,742,342 (i)
LB-UBS Commercial Mortgage Trust (Class F)
6.24%                                                                 07/15/40                  475,000         67,627 (i,o)
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.53%                                                                 06/15/22                  983,493        909,312 (b,i)

MASTR Alternative Loans Trust
5.00%                                                                 08/25/18                   31,992          3,068 (g,h,o,q)
Medallion Trust (Class A)
0.29%                                                                 08/22/36                  781,561        755,653 (i)
Morgan Stanley Capital I
5.16%                                                                 10/12/52                2,000,000      2,051,498 (i)
5.28%                                                                 12/15/43                1,500,000      1,553,823 (h)
5.36%                                                                 11/12/41                2,625,000      2,352,252
5.39%                                                                 11/12/41                2,000,000      1,235,761 (h,i)
5.45%                                                                 02/12/44                1,683,000      1,605,703 (i)
5.69%                                                                 04/15/49                  925,000        848,317 (i)
5.71%                                                                 07/12/44                  300,000        313,987 (h)
MortgageIT Trust (Class A)
0.55%                                                                 08/25/35                1,634,896      1,163,202 (i)
Opteum Mortgage Acceptance Corp.
0.55%                                                                 02/25/35                  112,901         73,386 (h,i)
Residential Accredit Loans Inc.
6.00%                                                                 01/25/36                  115,003          2,075 (h,o)
Residential Funding Mortgage Securities I
5.75%                                                                 01/25/36                  203,036         13,964 (h,o)
Wachovia Bank Commercial Mortgage Trust
5.25%                                                                 12/15/43                1,100,000      1,097,325
5.52%                                                                 01/15/45                1,390,000        934,246 (i)
Wachovia Bank Commercial Mortgage Trust (Class A)
6.00%                                                                 06/15/45                  350,000        230,635 (i)
WaMu Mortgage Pass Through Certificates
0.59%                                                                 01/25/45                   91,576         63,334 (i)
Wells Fargo Mortgage Backed Securities Trust
5.50%                                                                 01/25/36 - 03/25/36       559,697         46,369 (h,o)
Wells Fargo Mortgage Backed Securities Trust (Class B)
5.50%                                                                 03/25/36                  939,052        194,490 (h,o)
                                                                                                            58,519,298

SOVEREIGN BONDS - 0.8%
Democratic Socialist Republic of Sri Lanka
7.40%                                                                 01/22/15                  100,000        104,250 (b)
8.25%                                                                 10/24/12                  100,000        107,394
Government of Argentina
2.50%                                                                 12/31/38                  669,339        240,293
8.28%                                                                 12/31/33                  341,765        256,324
Government of Belize
6.00%                                                                 02/20/29                  271,700        187,473 (j)
Government of Brazil
5.63%                                                                 01/07/41                  800,000        753,200
5.88%                                                                 01/15/19                  400,000        430,000
8.00%                                                                 01/15/18                  471,111        549,080 (h)
8.25%                                                                 01/20/34                  666,000        849,150
Government of Colombia
6.13%                                                                 01/18/41                  500,000        477,500
7.38%                                                                 09/18/37                  200,000        224,000
Government of Dominican
9.04%                                                                 01/23/18                  605,511        666,062
9.50%                                                                 09/27/11                  247,477        258,613
Government of El Salvador
7.65%                                                                 06/15/35                  280,000        294,700 (b)
Government of Hellenic Republic
6.25%                                                                 06/19/20                  977,000      1,269,439

Government of Lebanon
4.00%                                                                 12/31/17                  436,000        416,380
Government of Lithuania
7.38%                                                                 02/11/20                  500,000        547,275 (b)
Government of Manitoba Canada
4.90%                                                                 12/06/16                  330,000        356,836 (h)
Government of Panama
5.20%                                                                 01/30/20                  400,000        403,000
Government of Peruvian
6.55%                                                                 03/14/37                  925,000        989,750
7.35%                                                                 07/21/25                  100,000        116,000
Government of Philippines
6.50%                                                                 01/20/20                  400,000        431,000
Government of Poland
6.38%                                                                 07/15/19                  222,000        243,205
Government of Qatar
4.00%                                                                 01/20/15                  100,000        101,850 (b)
5.25%                                                                 01/20/20                  400,000        415,200 (b)
6.40%                                                                 01/20/40                  200,000        209,000 (b)
Government of Quebec Canada
7.50%                                                                 09/15/29                  495,000        644,273
Government of South Africa
5.50%                                                                 03/09/20                  300,000        302,625
Government of Turkey
5.63%                                                                 03/30/21                1,100,000      1,080,750
6.75%                                                                 05/30/40                  600,000        589,500
Government of Uruguay
6.88%                                                                 09/28/25                  220,478        239,219
Government of Venezuela
1.25%                                                                 04/20/11                  134,000        124,620 (i)
5.38%                                                                 08/07/10                  680,000        676,600
10.75%                                                                09/19/13                  517,000        505,367
Hellenic Republic Government Bond
6.10%                                                                 08/20/15                2,998,000      4,042,921
Korea Expressway Corp.
4.50%                                                                 03/23/15                  400,000        406,037 (b)
Republic of Ghana
8.50%                                                                 10/04/17                  400,000        437,000 (b)
Republic of Lithuania
6.75%                                                                 01/15/15                  200,000        218,318 (b)
Republic of the Philippines
6.38%                                                                 10/23/34                  400,000        392,000
Russian Foreign Bond - Eurobond
7.50%                                                                 03/31/30                  743,402        856,845 (j)
Socialist Republic of Vietnam
6.75%                                                                 01/29/20                  100,000        102,000
United Mexican States
5.13%                                                                 01/15/20                  399,000        402,990
                                                                                                            21,918,039

MUNICIPAL BONDS AND NOTES - 0.1%
American Municipal Power-Ohio Inc.
6.05%                                                                 02/15/43                  550,000        528,742
Municipal Electric Authority of Georgia
6.64%                                                                 04/01/57                1,033,000      1,024,602
New Jersey State Turnpike Authority
7.41%                                                                 01/01/40                  200,000        232,886

New Jersey Transportation Trust Fund Authority
6.88%                                                                 12/15/39                  620,000        637,360
                                                                                                             2,423,590

TOTAL BONDS AND NOTES                                                                                      558,316,592
(COST $552,848,516)
                                                                                            NUMBER OF
                                                                                              SHARES       VALUE
---------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 0.5%

Financial Select Sector SPDR Fund                                                               168,095   $ 2,684,477 (n)
Industrial Select Sector SPDR Fund                                                              330,636    10,325,763 (n)
iShares MSCI Emerging Markets Index Fund                                                         14,451       608,676 (p)

TOTAL EXCHANGE TRADED FUNDS                                                                                13,618,916
(COST $16,967,261)

OTHER INVESTMENTS - 0.2%

GEI Investment Fund                                                                                         5,679,384 (k)
(COST $6,842,632)

TOTAL INVESTMENTS IN SECURITIES                                                                         2,219,786,647
(COST $2,103,543,756)

SHORT-TERM INVESTMENTS - 16.5%

SHORT-TERM INVESTMENTS - 5.3%
GE Money Market Fund Institutional Class
0.00%                                                                                                     140,196,272 (d,k)

                                                                                             PRINCIPAL
                                                                                              AMOUNT
-------------------------------------------------------------------------------------------------------

TIME DEPOSIT - 0.1%
State Street Corp.
0.01%                                                                 04/01/10              $ 3,322,778        3,322,778 (e)

U.S. TREASURIES - 5.4%
U.S. Treasury Bill
0.01%                                                                 04/15/10 - 06/10/10   112,500,000      112,485,519  (d)
0.07%                                                                 05/20/10               20,000,000       19,997,900  (d)
0.08%                                                                 06/10/10               12,000,000       11,997,120  (d)
                                                                                                             144,480,539

FEDERAL AGENCIES - 5.7%
Federal Home Loan Bank Discount Notes
0.16%                                                                 06/11/10               15,000,000       14,995,800 (d)
0.17%                                                                 06/23/10               35,000,000       34,988,555 (d)
Federal Home Loan Mortgage Corp. Discount Notes
0.02%                                                                 04/19/10               54,700,000       54,697,101 (d)
0.11%                                                                 06/17/10                5,000,000        4,998,485 (d)
0.13%                                                                 08/10/10                5,000,000        4,996,335 (d)
Federal National Mortgage Assoc. Discount Notes
0.03%                                                                 05/05/10               20,000,000       19,997,660 (d)
0.07%                                                                 06/23/10                6,600,000        6,597,842 (d)
0.15%                                                                 08/04/10               10,000,000        9,993,000 (d)
                                                                                                             151,264,778

TOTAL SHORT-TERM INVESTMENTS                                                                                 439,264,367
(COST $439,258,897)

TOTAL INVESTMENTS                                                                                          2,659,051,014
(COST $2,542,802,653)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1)%                                                           (2,931,216)
                                                                                                           -------------
NET ASSETS - 100.0%                                                                                       $2,656,119,798
                                                                                                           =============

OTHER INFORMATION

The GEI Total Return Fund had the following long futures contracts open at March 31, 2010 (unaudited)

                                                             CURRENT     UNREALIZED
                                  EXPIRATION   NUMBER OF     NOTIONAL   APPRECIATION/
          DESCRIPTION                DATE      CONTRACTS      VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures     June 2010       63     $ 2,430,342        $ 16,212
FTSE 100 Index Futures             June 2010       14       1,191,480           8,455
Russell 2000 Mini Index Futures    June 2010       825     55,860,750        (262,090)
S&P 500 EMini Index Futures        June 2010      2536    147,747,360         534,440
S&P Midcap 400 Emini Index Futures June 2010       24       1,891,440          (8,332)
Topix Index Futures                June 2010       10       1,046,126          59,677
2 Yr. U.S.Treasury Notes Futures   June 2010        6       1,301,719             640

The GEI Total Return Fund had the following short futures contracts open at March 31, 2010 (unaudited)

                                                             CURRENT     UNREALIZED
                                  EXPIRATION   NUMBER OF     NOTIONAL   APPRECIATION/
          DESCRIPTION                DATE      CONTRACTS      VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------------
German Euro Bobl Futures           June 2010       25     $(3,960,522)      $ (10,268)
German Euro Bund Futures           June 2010        7      (1,168,334)           (121)
S&P 500 EMini Index Futures        June 2010        3        (174,780)           (654)
UK Long Gilt Bond Futures          June 2010       43      (7,484,767)        (12,433)
5 Yr. U.S.Treasury Notes Futures   June 2010       186    (21,360,938)         59,645
10 Yr. U.S.Treasury Notes Futures  June 2010       738    (85,792,500)        247,174
                                                                             --------
                                                                            $ 632,345
                                                                             ========

The GEI Total Return Fund was invested in the following countries at March 31, 2010 (unaudited):


                                                                       PERCENTAGE (BASED
COUNTRY                                                                 ON MARKET VALUE)
----------------------------------------------------------------------------------------
United States                                                                      69.19%
United Kingdom                                                                      4.34%
Japan                                                                               3.54%
Switzerland                                                                         3.04%
France                                                                              2.84%
Germany                                                                             2.58%
Canada                                                                              2.27%
Brazil                                                                              1.53%
China                                                                               1.30%

South Korea                                                                         1.10%
Taiwan                                                                              0.89%
Italy                                                                               0.74%
Spain                                                                               0.72%
Netherlands                                                                         0.71%
Australia                                                                           0.56%
Russia                                                                              0.52%
Hong Kong                                                                           0.40%
India                                                                               0.39%
South Africa                                                                        0.39%
Mexico                                                                              0.29%
Luxembourg                                                                          0.28%
Denmark                                                                             0.25%
Greece                                                                              0.20%
Sweden                                                                              0.19%
Ireland                                                                             0.18%
Cayman Islands                                                                      0.16%
Turkey                                                                              0.14%
Chile                                                                               0.14%
Finland                                                                             0.11%
Philippines                                                                         0.10%
Indonesia                                                                           0.08%
Peru                                                                                0.08%
Malaysia                                                                            0.07%
Czech Republic                                                                      0.07%
Thailand                                                                            0.06%
United Arab Emirates                                                                0.05%
Kazakhstan                                                                          0.05%
Bermuda                                                                             0.05%
Egypt                                                                               0.05%
Venezuela                                                                           0.05%
Dominican Republic                                                                  0.03%
Colombia                                                                            0.03%
Honduras                                                                            0.03%
El Salvador                                                                         0.02%
Qatar                                                                               0.02%
Argentina                                                                           0.02%
Ghana                                                                               0.02%
Austria                                                                             0.02%
Virgin Islands, British                                                             0.02%
Lebanon                                                                             0.02%
Panama                                                                              0.01%
Jamaica                                                                             0.01%
Poland                                                                              0.01%
Lithuania                                                                           0.01%
Sri Lanka                                                                           0.01%
Ukrainian Ssr                                                                       0.01%
Belize                                                                              0.01%
Vietnam                                                                             0.00%
                                                                                  -------
                                                                                  100.00%
                                                                                  =======

The GEI Total Return Fund was invested in the following categories at March 31, 2010 (unaudited):

                                                                       PERCENTAGE (BASED
INDUSTRY                                                                ON MARKET VALUE)
----------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                          3.81%
Capital Markets                                                                      3.07%
Metals & Mining                                                                      2.90%
Communications Equipment                                                             2.72%
Chemicals                                                                            2.35%
Insurance                                                                            2.22%
Healthcare Equipment & Supplies                                                      2.20%
Software                                                                             2.02%
Wireless Telecommunication Services                                                  1.98%
Media                                                                                1.87%
Semiconductors & Semiconductor Equipment                                             1.86%
Specialty Retail                                                                     1.85%
Energy Equipment & Services                                                          1.83%
Diversified Financial Services                                                       1.81%
Pharmaceuticals                                                                      1.70%
Biotechnology                                                                        1.63%
Food Products                                                                        1.44%
Healthcare Providers & Services                                                      1.18%
Industrial Conglomerates                                                             1.18%
Beverages                                                                            1.17%
IT Services                                                                          1.17%
Commercial Services & Supplies                                                       1.10%
Aerospace & Defense                                                                  1.06%
Computers & Peripherals                                                              1.03%
Household Products                                                                   0.93%
Internet Software & Services                                                         0.90%
Electric Utilities                                                                   0.83%
Machinery                                                                            0.73%
Food & Staples Retailing                                                             0.73%
Automobiles                                                                          0.72%
Life Sciences Tools & Services                                                       0.70%
Multi-Utilities                                                                      0.67%
Real Estate Management & Development                                                 0.62%
Electrical Equipment                                                                 0.53%
Multiline Retail                                                                     0.52%
Exchange Traded Fund                                                                 0.51%
Diversified Telecommunication Services                                               0.46%
Construction & Engineering                                                           0.44%
Hotels Restaurants & Leisure                                                         0.43%
Electronic Equipment, Instruments & Components                                       0.39%
Textiles Apparel & Luxury Goods                                                      0.39%
Professional Services                                                                0.28%
Trading Companies & Distributors                                                     0.25%
Marine                                                                               0.19%
Construction Materials                                                               0.18%
Personal Products                                                                    0.17%
Tobacco                                                                              0.16%
Household Durables                                                                   0.16%
Road & Rail                                                                          0.12%
Thrifts & Mortgage Finance                                                           0.12%
Real Estate Investment Trusts (REIT's)                                               0.12%
Water Utilities                                                                      0.11%
Building Products                                                                    0.10%

Gas Utilities                                                                        0.06%
Paper & Forest Products                                                              0.05%
Transportation Infrastructure                                                        0.02%
Independent Power Producers & Energy Traders                                         0.01%
Diversified Consumer Services                                                        0.00%
                                                                                   ------
                                                                                   57.75%
                                                                                   ------

SECTOR
-----------------------------------------------------------------------------------------
Corporate Notes                                                                      8.16%
U.S. Treasuries                                                                      4.78%
Commercial Banks                                                                     4.52%
Agency Mortgage Backed                                                               4.46%
Non-Agency Collateralized Mortgage Obligations                                       2.20%
Treasury                                                                             1.20%
Sovereign Bonds                                                                      0.82%
Agency Collateralized Mortgage Obligations                                           0.32%
Asset Backed                                                                         0.17%
Municipal Bonds and Notes                                                            0.09%
                                                                                   ------
                                                                                    26.72%
                                                                                   ------
SHORT-TERM AND OTHER INVESTMENTS
-----------------------------------------------------------------------------------------

Short-Term                                                                          15.32%
Other Investments                                                                    0.21%
                                                                                   ------
                                                                                    15.53%
                                                                                   ------
                                                                                   100.00%
                                                                                   ======

                              GEI MONEY MARKET FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                             PRINCIPAL     AMORTIZED
                                                                                               AMOUNT        COST
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 100.3% +

Agency - 12.3%
FHLB Disc Corp
0.14%                                                                 04/09/10               $4,700,000   $ 4,699,854 (d)
0.15%                                                                 05/21/10                3,200,000     3,199,333 (d)
FNMA Discount Note
0.18%                                                                 06/14/10               16,000,000    15,994,005 (d)
Freddie Mac
0.15%                                                                 07/12/10                5,100,000     5,099,926 (d)
2.38%                                                                 05/28/10                9,050,000     9,080,087
                                                                                                           38,073,205

COMMERCIAL PAPER - 35.0%
Allied Irish Banks NA
0.55%                                                                 06/03/10                9,400,000     9,390,952 (d)
Banco Bilbao Viz London
0.31%                                                                 07/16/10                6,400,000     6,394,158 (d)
Bank of America Corp.
0.17%                                                                 04/16/10                7,950,000     7,949,437 (d)
CBA Delaware Finance Inc.
0.28%                                                                 06/10/10               11,800,000    11,793,576 (d)
Danske Corp.
0.20%                                                                 04/20/10 - 05/17/10    11,250,000    11,248,475 (d)
HSBC USA Inc.
0.21%                                                                 05/05/10                3,500,000     3,499,306 (d)
0.24%                                                                 04/14/10                8,400,000     8,399,272 (d)
IBRD Discount Note
0.17%                                                                 04/13/10                5,450,000     5,449,691 (d)
KFW
0.18%                                                                 05/05/10                9,650,000     9,648,360 (d)
Nordea North America
0.19%                                                                 05/04/10 - 05/19/10    11,700,000    11,697,706 (d)
Royal Bank of Canada
0.22%                                                                 06/15/10                3,700,000     3,698,304 (d)
Societe Generale N Amer
0.23%                                                                 06/03/10                6,700,000     6,697,303 (d)
0.29%                                                                 05/17/10                5,100,000     5,098,110 (d)
Toyota Motor Credit
0.21%                                                                 05/06/10                7,700,000     7,698,428 (d)
                                                                                                          108,663,078

REPURCHASE AGREEMENTS - 8.4%
Deutsche Bank Gov Agcy Repo
0.02%                                                                 04/01/10                9,300,000     9,300,000 (d)


Goldman Sachs Gov Agcy Repo
0.01%                                                                 04/01/10                5,000,000     5,000,000 (d)
HSBC Gov Agcy Repo
0.01%                                                                 04/01/10                5,070,000     5,070,000 (d)
JPM Chase Gov Agcy Repo
0.01%                                                                 04/01/10                6,800,000     6,800,000 (d)
                                                                                                           26,170,000

CORPORATE NOTES - 15.0%
Abbey National Treasury Services
0.33%                                                                 02/25/11               10,500,000    10,500,000 (d)
Bank of Nova Scotia Houston
0.23%                                                                 12/17/10                3,000,000     3,000,000 (d)
Deutsche Bank Ag NY
0.86%                                                                 06/18/10                3,000,000     3,004,176 (d)
Glaxosmithline Cap Inc
0.88%                                                                 05/13/10                1,300,000     1,301,028 (d)
Goldman Sachs Group Inc FDIC
0.75%                                                                 12/03/10                5,750,000     5,771,478 (d)
Procter & Gamble International Fn
0.26%                                                                 05/07/10                2,680,000     2,680,000 (d)
Rabobank Nederland NY
0.22%                                                                 07/23/10                4,100,000     4,099,852 (d)
0.35%                                                                 04/26/10                8,770,000     8,770,000 (d)
Royal Bank of Canada NY
0.25%                                                                 02/24/11                3,500,000     3,500,000 (d)
Westpac Banking Corp NY
0.27%                                                                 10/06/10                4,100,000     4,099,979 (d)
                                                                                                           46,726,513

TIME DEPOSIT - 3.3%
Bank of Ireland
0.15%                                                                 04/01/10                9,960,000     9,960,000 (d)
State Street Corp.
0.01%                                                                 04/01/10                  152,649       152,649 (e)
                                                                                                           10,112,649

CERTIFICATES OF DEPOSIT - 26.3%
Australia & NZ Banking Group
0.35%                                                                 05/25/10                6,000,000     6,000,269 (d)
Banco Bilbao Viz Arg NY
0.31%                                                                 07/26/10                4,800,000     4,799,613 (d)
Bank of Montreal Chicago
0.19%                                                                 04/23/10                7,900,000     7,900,000 (d)
Barclays Bank PLC NY
0.44%                                                                 05/03/10                5,100,000     5,100,000 (d)
0.70%                                                                 04/15/10                8,850,000     8,850,000 (d)
BNP Paribas NY
0.22%                                                                 06/01/10                3,700,000     3,700,000 (d)
0.24%                                                                 07/01/10                7,450,000     7,450,000 (d)
Calyon NY
0.33%                                                                 07/07/10               13,000,000    13,000,000 (d)
Deutsche Bank Ag NY
0.19%                                                                 04/08/10                9,000,000     9,000,000 (d)
Royal Bank Of Scotland CT
0.22%                                                                 04/19/10                6,000,000     6,000,000 (d)
Svenska Handelsbanken NY
0.21%                                                                 05/19/10                4,900,000     4,900,033 (d)

Toronto-Dominion Bank NY
0.33%                                                                 05/17/10                5,350,000     5,350,068 (d)
                                                                                                           82,049,983

TOTAL SHORT-TERM INVESTMENTS                                                                              311,795,428
(COST $311,795,428)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.3)%                                                         (1,044,601)

                                                                                                           -----------
NET ASSETS - 100.0%                                                                                       $310,750,827
                                                                                                           ===========

                           GEI REAL ESTATE SECURITIES

              SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.


                                                                                NUMBER OF
                                                                                  SHARES       VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCK (REIT'S)  - 89.7% +

DIVERSIFIED - 5.1%
Vornado Realty Trust                                                               39,640    $3,000,748

FREESTANDING - 1.7%
National Retail Properties, Inc.                                                   44,410     1,013,880

HEALTHCARE - 8.7%
Cogdell Spencer Inc.                                                               16,250       120,250
HCP, Inc.                                                                          33,020     1,089,660
Health Care REIT, Inc.                                                             12,890       583,015
Nationwide Health Properties, Inc.                                                 26,100       917,415
Senior Housing Properties Trust                                                    38,760       858,534
Ventas, Inc.                                                                       32,850     1,559,718
                                                                                              5,128,592

HOTEL - 5.5%
DiamondRock Hospitality Co.                                                        66,490       672,214 (a)
Host Hotels & Resorts, Inc.                                                       113,590     1,664,094
LaSalle Hotel Properties                                                           21,840       508,872
Sunstone Hotel Investors, Inc.                                                     35,840       400,333 (a)
                                                                                              3,245,513

INDUSTRIAL - 4.9%
AMB Property Corp.                                                                 32,140       875,494
ProLogis                                                                          154,330     2,037,156
                                                                                              2,912,650

MAN. HOMES - 0.7%
Equity Lifestyle Properties Inc.                                                    7,150       385,242

MULTIFAMILY - 14.7%
Camden Property Trust                                                              31,800     1,323,834
Colonial Properties Trust                                                          33,290       428,775
Equity Residential                                                                 69,690     2,728,363
Essex Property Trust, Inc.                                                         21,640     1,946,518
Home Properties, Inc.                                                              22,130     1,035,684
UDR, Inc.                                                                          69,350     1,223,334
                                                                                              8,686,508

MORTGAGE - 1.2%
Apollo Commercial Real Estate Finance Inc.                                         15,510       279,335
Starwood Property Trust Inc.                                                       22,820       440,426
                                                                                                719,761

OFFICE - 14.8%
Alexandria Real Estate Equities, Inc.                                               7,150       483,340
Boston Properties, Inc.                                                            38,290     2,888,598
Brandywine Realty Trust                                                           117,480     1,434,431
Douglas Emmett, Inc.                                                               33,410       513,512
HRPT Properties Trust                                                              63,390       493,174
Kilroy Realty Corp.                                                                49,380     1,522,879
Parkway Properties, Inc.                                                            7,346       137,958
SL Green Realty Corp.                                                              21,670     1,241,041
                                                                                              8,714,933

OFFICE/INDUSTRIAL - 2.7%
Duke Realty Corp.                                                                 125,910     1,561,284

REGIONAL MALLS - 10.5%
Simon Property Group, Inc.                                                         51,872     4,352,061
Taubman Centers, Inc.                                                              13,760       549,299
The Macerich Co.                                                                   33,593     1,286,948
                                                                                              6,188,308

SELF STORAGE - 7.1%
Public Storage                                                                     45,350     4,171,746

SHOPPING CENTERS - 8.5%
Federal Realty Investment Trust                                                    13,250       964,733
Kimco Realty Corp.                                                                159,310     2,491,608
Regency Centers Corp.                                                              41,460     1,553,506
                                                                                              5,009,847

SPECIALTY - 3.6%
Digital Realty Trust, Inc.                                                         23,510     1,274,242
Plum Creek Timber Company, Inc.                                                    21,280       828,005
                                                                                              2,102,247

TOTAL COMMON STOCK (REIT)                                                                    52,841,259
(COST $40,823,663)

COMMON STOCK - 5.5%

HOTEL - 2.3%
Chesapeake Lodging Trust                                                            7,870       153,229 (a)
Pebblebrook Hotel Trust                                                            22,880       481,166 (a)
Starwood Hotels & Resorts Worldwide, Inc.                                          15,310       714,058
                                                                                              1,348,453

SPECIALTY - 3.2%
American Tower Corp. (Class A)                                                     26,710     1,138,113 (a)
Crown Castle International Corp.                                                   19,090       729,811 (a)
                                                                                              1,867,924

TOTAL COMMON STOCK                                                                            3,216,377
(COST $2,721,769)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                                               3,019 (k)
(COST $3,638)

TOTAL INVESTMENTS IN SECURITIES                                                              56,060,655
(COST $43,549,070)

SHORT-TERM INVESTMENTS - 2.9%

GE Money Market Fund Institutional Class
0.00%                                                                                         1,709,252 (d,k)
(COST $1,709,252)

TOTAL INVESTMENTS                                                                            57,769,907
(COST $45,258,322)

OTHER ASSETS AND LIABILITIES, NET - 1.9%                                                      1,134,232

                                                                                             ----------
NET ASSETS  - 100.0%                                                                        $58,904,139
                                                                                             ==========

          NOTES TO SCHEDULES OF INVESTMENTS March 31, 2010 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to $153,982; $7,675,873 and $78,079,112 or 0.87%, 13.02% and 2.94% of the net
     assets of the GE Investments International Equity Fund, GE Investments Income Fund and GE Investments Total Return respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2010 , all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2010.

(j)  Step coupon bond. Security becomes interest bearing at a future date.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund

(l) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment Advisor.

(m)  Securities in default.

(n) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(o) Illiquid securities. At March 31, 2010, these securities amounted to $162,954 and $512,084 or 0.28% and 0.02% of net assets for the GE Investments Income Fund and GE Investments Total Return Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(p) Sponsored by Barclay's Global Investors, an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

*    Less than 0.1%.

**   Amount is less than $1.00.

+    Percentages are based on net assets as of March 31, 2010.

Abbreviations:

ADR      American Depository Receipt
GDR      Global Depository Receipt
NVDR     Non-Voting Depository Receipt
REGD.    Registered
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
SPDR     Standard & Poors Depository Receipts
STRIPS   Separate Trading of Registered Interest and Principal of Security
TBA      To be Announced

SECURITY VALUATION AND TRANSACTIONS

A Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair" value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE DISCLOSURE

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical investments in active markets.

Level 2 - Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following tables present the Funds' investments measured at fair value on a recurring basis at March 31, 2010:

GE INVESTMENTS INCOME FUND

                               Level 1        Level 2       Level 3       Total
                             -----------------------------------------------------
Investments in Securities    $ 5,427,285   $ 53,121,167  $1,187,748   $ 59,736,199
Other Financial Instruments       36,955              -           -         36,955

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended March 31, 2010:

                                                             Investments     Other financial
                                                            in securities      instruments
                                                            --------------   ---------------
Balance at 12/31/09                                          $ 1,645,864                 $ -
  Accrued discounts/premiums                                      36,394                   -
  Realized gain (loss)                                          (120,822)                  -
  Change in unrealized appreciation (depreciation)               175,970                   -
  Net purchases (sales)                                         (709,719)                  -
  Net transfers in and out of Level 3                            160,059                   -
                                                               ----------    ---------------
Balance at 03/31/10                                          $ 1,187,748                 $ -
Change in unrealized gain at relating to investments
  held at 03/31/10                                           $    62,612

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

GE INVESTMENTS MID-CAP EQUITY FUND

                                                         Level 1               Level 2               Level 3             Total
                                            ---------------------------------------------------------------------------------------
Investments in Securities                              $ 92,252,377              $ 23,360                 $ -         $ 92,275,737
Other Financial Instruments                                   4,784                     -                   -                4,784

GE INVESTMENTS INTERNATIONAL EQUITY FUND
                                                         Level 1               Level 2               Level 3             Total
                                            ---------------------------------------------------------------------------------------
Investments in Securities                              $ 17,588,496              $ 11,652                 $ -         $ 17,600,148
Other Financial Instruments                                      41                     -                   -                   41

GE INVESTMENTS REAL ESTATE SECURITIES FUND
                                                         Level 1               Level 2               Level 3             Total
                                            ---------------------------------------------------------------------------------------
Investments in Securities                              $ 57,766,888               $ 3,019                 $ -         $ 57,769,907
Other Financial Instruments                                       -                     -                   -                    -

GEI MONEY MARKET FUND
                                                         Level 1               Level 2               Level 3             Total
                                            ---------------------------------------------------------------------------------------
Investments in Securities                                       $ -         $ 311,795,428                 $ -        $ 311,795,428
Other Financial Instruments                                       -                     -                   -                    -

GE INVESTMENTS PREMIER GROWTH EQUITY FUND
                                                         Level 1               Level 2               Level 3             Total
                                            ---------------------------------------------------------------------------------------
Investments in Securities                              $ 49,531,663               $ 3,118                 $ -         $ 49,534,782
Other Financial Instruments                                   1,048                     -                   -                1,048

GE INVESTMENTS S&P 500 INDEX FUND
                                                        Level 1                Level 2               Level 3             Total
                                            ---------------------------------------------------------------------------------------
Investments in Securities                             $ 225,390,020             $ 481,495                 $ -        $ 225,871,515
Other Financial Instruments                                  67,540                     -                   -               67,540

GE INVESTMENTS SMALL-CAP EQUITY FUND
                                                        Level 1                Level 2               Level 3             Total
                                            ---------------------------------------------------------------------------------------
Investments in Securities                              $ 55,483,094                  $ 12                 $ -         $ 55,483,105
Other Financial Instruments                                  (2,862)                    -                   -               (2,862)

GE INVESTMENTS CORE VALUE EQUITY FUND
                                                        Level 1                Level 2               Level 3             Total
                                            ---------------------------------------------------------------------------------------
Investments in Securities                              $ 21,964,966               $ 9,128                 $ -         $ 21,974,094
Other Financial Instruments                                       -                     -                   -                    -

GE INVESTMENTS U.S. EQUITY FUND
                                                        Level 1                Level 2               Level 3             Total
                                            ---------------------------------------------------------------------------------------
Investments in Securities                              $ 41,804,307               $ 9,124                 $ -         $ 41,813,431
Other Financial Instruments                                   4,257                     -                   -                4,257

GE INVESTMENTS TOTAL RETURN FUND
                                                        Level 1                Level 2               Level 3             Total
                                            ---------------------------------------------------------------------------------------
Investments in Securities                            $1,797,068,774         $ 849,906,637         $12,064,127       $2,659,039,538
Other Financial Instruments                                 633,157                     -                   -              633,157


The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended March 31, 2010:


                                                                                 Investments    Other financial
                                                                                in securities     instruments
                                                                                -------------   ---------------
Balance at 12/31/09                                                             $ 29,879,258              $ -
  Accrued discounts/premiums                                                         (80,840)               -
  Realized gain (loss)                                                              (249,941)               -
  Change in unrealized appreciation (depreciation)                                   634,082                -
  Net purchases (sales)                                                          (19,346,001)               -
  Net transfers in and out of Level 3                                              1,227,570                -
                                                                                 -----------    ---------------
Balance at 03/31/10                                                             $ 12,064,127              $ -

Change in unrealized gain at relating to investments
  held at 03/31/10                                                                 $ 216,663

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

GE INVESTMENTS FUND - INTERNATIONAL EQUITY FUND

FAIR VALUE MEASUREMENT

It is the policy of the Fund to value foreign equity securities with the assistance of an independent fair value pricing service whenever there is a significant event after the close of the primary markets in which these securities trade and before the close of regular trading on the New York Stock Exchange. When using a model-derived valuation whose inputs are observable or whose significant value drivers are observable, these investments of the Fund are transferred out of Level 1 and into Level 2. These investments would transfer out of Level 2 and back into Level 1 on the next day this fair value pricing service is not utilized. Transfers in and out of Levels 1 and 2 are considered to occur at the beginning of the period. On January 1, 2010, $16,652,527 was transferred out of Level 2 and back into Level 1 as a result of this accounting policy described above.

DERIVATIVES DISCLOSURE

The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Show below are the derivative contracts entered into by the Funds, summarized by primary risk exposure.


                                          Asset Derivatives March 31, 2010                  Liability Derivatives March 31, 2010
                           ------------------------------------------------------   ------------------------------------------------
Derivatives not accounted                         Notional Value/                                        Notional Value/
for as hedging instruments        Balance        No. of Contracts                          Balance      No. of Contracts
under FASB ASC 815             Sheet Location      Long/(Short)      Fair Value         Sheet Location    Long/(Short)    Fair Value
                           ------------------------------------------------------   ------------------------------------------------

GE INVESTMENTS
INCOME FUND
Interest Rate Contracts    Receivables, Net     (12,464,092)/(107)      39,323 *  Payables, Net          (1,171,520)/(7)    (2,368)*
                           Assets - Unrealized  1,301,719/6                640 *  Assets - Unrealized
                           Appreciation                                           Appreciation

GE INVESTMENTS
U.S. EQUITY FUND
Equity Contracts           Receivables, Net              582,600/10      4,258 *  Receivables, Net
                           Assets - Unrealized                                    Assets - Unrealized
                           Appreciation                                           Appreciation

GE INVESTMENTS
TOTAL RETURN FUND
Equity Contracts           Receivables, Net     152,415,308/2,623      618,784 *  Receivables, Net     57,752,190/849     (270,422)*
                           Assets - Unrealized                                    Assets - Unrealized  (174,780)/(3)          (654)*
                           Appreciation                                           Appreciation
Interest Rate Contracts    Receivables, Net     (107,153,438)/(924)    306,819 *  Receivables, Net     (12,613,622)/(75)   (22,822)*
                           Assets - Unrealized   1,301,719/6               640 *  Assets - Unrealized
                           Appreciation                                           Appreciation

GE INVESTMENTS PREMIER
GROWTH EQUITY FUND
Equity Contracts           Receivables, Net               291,300/5      1,048 *  Receivables, Net
                           Assets - Unrealized                                    Assets - Unrealized
                           Appreciation                                           Appreciation

GE INVESTMENTS MID-CAP
EQUITY FUND
Equity Contracts           Receivables, Net             (630,480)/(8)    4,786 *  Receivables, Net
                           Assets - Unrealized                                    Assets - Unrealized
                           Appreciation                                           Appreciation

GE INVESTMENTS
INTERNATIONAL EQUITY
FUND
Equity Contracts           Receivables, Net             (77,154)/(2)        16 *  Receivables, Net
                           Assets - Unrealized                                    Assets - Unrealized
                           Appreciation                                           Appreciation

GE INVESTMENTS
S&P 500 INDEX FUND
Equity Contracts           Receivables, Net             4,252,980/73    67,540 *  Receivables, Net
                           Assets - Unrealized                                    Assets - Unrealized
                           Appreciation                                           Appreciation

GE INVESTMENTS SMALL
CAP EQUITY FUND
Equity Contracts           Payables, Net                                          Payables, Net                609,390/9    (2,862)*
                           Assets - Unrealized                                    Assets - Unrealized
                           Appreciation                                           Appreciation


* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  June 01, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  June 01, 2010


By:   /S/EUNICE TSANG
      Eunice Tsang
      Treasurer, GE Investments Funds, Inc.

Date:  June 01, 2010